Filed with the Securities and Exchange Commission on December 24, 1997

                                               File No.   33-5501
                                                File No. 811-4663

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                     __

     Post-Effective Amendment No.     17              X

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.     19                             X


                   THE RODNEY SQUARE STRATEGIC FIXED-INCOME
           (Fomerly The Rodney Square Benchmark U.S. Treasury Fund)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
   RODNEY SQUARE NORTH, 1100 NORTH MARKET STREET, WILMINGTON, DE 19890-0001
              (Address of Principal Executive Offices (Zip Code)

      Registrant's Telephone Number, including Area Code:  (302) 651-8280

                            Carl M. Rizzo, Esquire
                     Rodney Square Management Corporation
                 Rodney Square North, 1100 North Market Street
                          Wilmington, DE  19890-0001
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective

       __  immediately upon filing pursuant to paragraph (b)

       x   on  January 2, 1998    pursuant to paragraph (b)
       --      ---------------
       __   60 days after filing pursuant to paragraph (a)(1)

       __   on   _________  pursuant to paragraph (a)(1)

       __   75 days after filing pursuant to paragraph (a)(2)

            on   ________________  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS-REFERENCE SHEET

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                          Items Required By Form N-1A

                             PART A  -  PROSPECTUS
ITEM NO.  ITEM CAPTION             PROSPECTUS CAPTION
--------  ------------             ------------------
     1.   Cover Page               Cover Page
     2.   Synopsis                 Expense Table
                                   Questions and Answers about the
                                   Portfolios
     3.   Condensed Financial      Financial Highlights
          Information              Performance Information
     4.   General Description      Questions and Answers about the
          of Registrant            Portfolios
                                   Investment Objectives and Policies
                                   Description of the Fund
                                   Appendix
     5.   Management of the        Questions and Answers about the
          Fund                     Portfolios
                                   Management of the Fund
     5A.  Management's Discussion  Contained in the Fund's Annual Report,
          of Fund Performance      President's Letter
     6.   Capital Stock and        Questions and Answers about the
          Other Securities         Portfolios
                                   Dividends, Other Distributions
                                   and Taxes
                                   Description of the Fund
     7.   Purchase of Securities   Questions and Answers about the
          Being Offered            Portfolios
                                   How Net Asset Value is Determined
                                   Purchase of Shares
                                   Management of the Fund
     8.   Redemption or            Questions and Answers about the
          Repurchase               Portfolios
                                   Shareholder Accounts
                                   Redemption of Shares
                                   Exchange of Shares
     9.   Pending Legal            Not Applicable
          Proceedings

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                PART B  -  STATEMENT OF ADDITIONAL INFORMATION

                                   CAPTION IN STATEMENT OF
ITEM NO.  ITEM CAPTION             ADDITIONAL INFORMATION
     10.  Cover Page               Cover Page
     11.  Table of Contents        Table of Contents
     12.  General Information and  Description of Fund
          History
     13.  Investment Objectives    Investment Policies
          and Policies             Special Considerations
                                   Investment Limitations
                                   Portfolio Turnover
                                   Appendix A
     14.  Management of the             Trustees and Officers
          Registrant
     15.  Control Persons and      Trustees and Officers
          Principal Holders        Other Information
     16.  Investment Advisory and  Wilmington Trust Company
          Other Services           Investment Advisory Services
                                   Administration, Accounting and
                                   Distribution Agreements
                                   Other Information

     17.  Brokerage Allocation     Portfolio Transactions
     18.  Capital Stock and Other  Redemptions
          Securities               Description of the Fund
     19.  Purchase, Redemption and Redemptions
          Pricing of Securities    Net Asset Value and Dividends
                                   Being Offered
     20.  Tax Status               Taxes
     21.  Underwriters             Administration, Accounting and
                                   Distribution Agreements
     22.  Calculation of           Performance Information
          Performance
     23.  Financial Statements     Financial Statements

              THE  RODNEY SQUARE
                   STRATEGIC FIXED-INCOME
                   FUND
  The Rodney Square Strategic Fixed-Income Fund (the "Fund") consists of two separate portfolios ("Portfolios"), The Rodney Square Diversified Income Portfolio (the "Diversified Income Portfolio") and The Rodney Square
Municipal Income Portfolio (the "Municipal Income Portfolio"). The Diversified Income Portfolio seeks high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities. The Municipal Income Portfolio seeks a high level of income exempt from federal income tax consistent with the preservation of capital.
                         PROSPECTUS
                       JANUARY 2, 1998

  This Prospectus sets forth information about the Fund that you should know before investing. Please read and retain this document for future reference. A Statement of Additional Information (dated January 2, 1998) containing additional information about the Fund has been filed with the Securities and Exchange Commission and, as amended or supplemented from time to time, is incorporated by reference herein. A copy of the Statement of Additional Information including the Fund's most recent Annual Report to Shareholders may be obtained, without charge, from certain institutions such as banks or broker-dealers that have entered into servicing agreements ("Service Organizations") with Rodney Square Distributors, Inc., by calling the number below, or by writing to Rodney Square Distributors, Inc. at the address noted on the back cover of this Prospectus. Rodney Square Distributors, Inc. is a wholly owned subsidiary of Wilmington Trust Company, a bank chartered in the State of Delaware.

------------------------------------------------------------
         FOR FURTHER INFORMATION OR ASSISTANCE IN OPENING
         AN ACCOUNT, PLEASE CALL:
              NATIONWIDE              (800) 336-9970
-------------------------------------------------------------
  Shares of the Portfolios are not deposits or obligations of, or guaranteed by, Wilmington Trust Company, nor are the shares insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED  BY
THE   SECURITIES  AND  EXCHANGE  COMMISSION  NOR   HAS   THE
SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------
EXPENSE TABLE
------------------------------------------------------------

                                            DIVERSIFIED     MUNICIPAL
                                              INCOME         INCOME
                                             PORTFOLIO      PORTFOLIO
                                             ---------      ----------
SHAREHOLDER TRANSACTION COSTS*
Maximum sales load on purchases of shares
  (as a percentage of public offering price)    3.50%           3.50%
                                                -----           -----
ANNUAL PORTFOLIO OPERATING EXPENSES
  (as a percentage of average net assets)
Advisory Fee (after waiver)**                   0.13%          0.00%
12b-1 Fee***                                    0.08%          0.11%
Other Expenses**:
  Administration and Accounting Services
  Expenses (after waiver)                       0.23%          0.09%
  Other Operating Expenses                      0.31%          0.55%
                                                -----          -----
  Total Other Expenses                          0.54%          0.64%
                                                -----          -----
Total Operating Expenses (after waiver)         0.75%          0.75%
                                                =====          =====

EXAMPLE****
You would pay the following expenses on a $1,000 investment
  in each Portfolio assuming  (1) 5% annual return and (2)
  redemption at the end of each time period:
  One year                          $42            $42
  Three years                        58             58
  Five years                         75             75
  Ten years                         125            125

* Wilmington Trust Company ("WTC"), the Fund's Investment Adviser, and Service Organizations may charge their clients a fee for providing administrative or other services in connection with investments in Fund shares. (See "Purchase of Shares" for additional information concerning volume reductions, sales load waivers and reduced sales load purchase plans.)
**WTC  waived a portion of its advisory fee with respect  to the Diversified Income Portfolio during the fiscal year ended October 31, 1997. Without such waiver, the Advisory Fee and Total Operating Expenses would have been 0.50% and 1.12%, respectively, of the Portfolio's average daily net assets. WTC has undertaken to waive all or a portion of its advisory fee or reimburse the Diversified Income Portfolio monthly to the extent that the Portfolio's operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% through February, 1999. (See "Management of the Fund " for additional information.)
  WTC waived all of its advisory fee and Rodney Square Management Corporation ("RSMC") waived a portion of its administration and accounting services fee with respect to the Municipal Income Portfolio during the fiscal year ended October 31, 1997. Without such waivers, the Advisory Fee, Administration and Accounting Services Expenses, Total Other Expenses, and Total Operating Expenses would have been 0.50%, 0.37%, 0.92%, and 1.52%, respectively, of the Portfolio's average daily net assets. WTC has undertaken to waive all or a portion of its advisory fee and RSMC has agreed to waive a portion of its administration and accounting services fees with respect to the Municipal Income Portfolio, to the extent the Portfolio's operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% through
  February,   1999.  (See  "Management  of  the  Fund"   for
  additional information.)
***      Long-term  shareholders  may  pay  more  than   the
  economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.
****    The  assumption in the Example of a 5% annual return
  is required by regulations of the Securities and Exchange Commission applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, either Portfolio's projected or actual performance. In the Example, it is assumed that the investor was subject to the maximum sales load (3.50%) on his or her $1,000 investment.

The purpose of the preceding table is solely to aid shareholders and prospective investors in understanding the various expenses that investors in the Portfolios will bear directly or indirectly.
THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES INCURRED AND RETURNS MAY BE GREATER OR LESSER THAN THOSE SHOWN.
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------

The following tables include selected per share data and other performance information for each Portfolio throughout each period derived from the audited financial statements of the Rodney Square Strategic Fixed-Income Fund. They should be read in conjunction with the Fund's financial statements and notes thereto appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1997, which is included, together with the auditor's unqualified report, as part of the Fund's Statement of Additional Information.

                                                                                             APRIL 2, 1991
                                                                                           (COMMENCEMENT OF
                                                                                            OPERATIONS) TO
                                                   FOR THE FISCAL YEARS ENDED OCTOBER 31,     OCTOBER 31,
                                             1997      1996      1995      1994      1993      1992      1991
                                             ------    ------    ------    ------    ------    ------    -----
DIVERSIFIED INCOME PORTFOLIO
NET ASSET VALUE -- BEGINNING OF PERIOD       $12.95	   $13.08    $12.42    $13.48    $13.20    $12.86    $12.50
                                             ------    ------    ------    ------    ------    ------    ------
INVESTMENT OPERATIONS:
Net investment income......................    0.77      0.78      0.83      0.71      0.76      0.83      0.48
Net realized and unrealized gain (loss) on
investments................................    0.12     (0.13)     0.66    (1.02)      0.39      0.37      0.36
                                             ------    ------    ------    ------    ------    ------     -----
 Total from investment operations..........    0.89      0.65      1.49    (0.31)      1.15      1.20      0.84
                                             ------    ------    ------    ------    ------    ------     -----
Distributions:
From net investment income.................  (0.77)     (0.78)    (0.83)    (0.71)    (0.76)    (0.83)    (0.48)
From net realized gain on investments......     --        --        --      (0.04)    (0.11)    (0.03)       --
                                             ------    ------    ------    ------    ------    ------     -----
 Total distributions.......................  (0.77)     (0.78)    (0.83)    (0.75)    (0.87)    (0.86)    (0.48)
                                             ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE -- END OF PERIOD...........  $13.07    $12.95    $13.08    $12.42    $13.48    $13.20    $12.86
                                             ======    ======    ======    ======    ======    ======    ======
Total Return**.............................   7.13%     5.18%    12.41%   (2.33)%     9.00%     9.58%     6.89%
Ratios (to average net assets)/Supplemental Data:
Expenses +.................................   0.65%     0.65%     0.65%     0.65%     0.65%     0.65%    0.89%*
Net investment income......................   5.98%     6.07%     6.56%     5.53%     5.65%     6.33%    6.64%*
Portfolio turnover rate....................  83.54%    85.77%   116.40%    43.77%    24.22%    27.37%   78.45%*
Net assets at end of period (000 omitted).. $31,456   $31,777   $32,214   $31,721   $40,971   $30,152   $24,171
Senior Securities:
Amount of reverse repurchase agreements out-
 standing at end of period (in thousands)..      $0        $0        $0        $0        $0        $0        $0
Average daily amount of reverse repurchase
agreements outstanding during the period
 (in thousands)............................      $0        $0        $0        $0        $0        $0      $162
Average daily number of shares outstanding
 during the period (in thousands)..........   2,441     2,545     2,492     2,960     2,660     2,109     1,279
Average daily amount of reverse repurchase
 agreements per share during the period....   $0.00      $0.00     $0.00     $0.00     $0.00     $0.00     $0.13


                                            FOR THE FISCAL YEARS ENDED
                                                    OCTOBER 31,
                                             1997       1996      1995      1994
                                             ------    ------    ------    -----
MUNICIPAL INCOME PORTFOLIO

NET ASSET VALUE -- BEGINNING OF YEAR         $12.46    $12.49    $11.64    $12.50
                                             ------    ------    ------    ------
Investment Operations:
  Net investment income                        0.55     0.55      0.54      0.49
  Net realized and unrealized gain (loss)
    on investments                             0.28    (0.03)     0.85     (0.86)
                                             ------    -------   ------    ------
  Total from investment operations             0.83     0.52      1.39     (0.37)
                                             ------    -------   ------    ------
Distributions:
  From net investment income                  (0.55)   (0.55)    (0.54)    (0.49)
                                             ------    -------   ------    ------
NET ASSET VALUE -- END OF YEAR               $12.74    $12.46    $12.49    $11.64
                                             ======    =======   ======    ======
TOTAL RETURN**                                6.85%     4.24%    12.23%   (3.05)%
Ratios (to average net assets)/Supplemental Data:
Expenses++                                    0.75%     0.75%     0.75%     0.75%
Net investment income                         4.42%     4.41%     4.50%     4.13%
Portfolio turnover rate                      28.56%    15.91%    42.08%    21.95%
Net assets at end of year (000 omitted)     $17,446   $16,619   $16,570   $14,283

 <FOOTNOTE>



* Annualized
**These  results  do  not include the sales  load.   If  the
  sales load had been included, the returns would have  been
  lower.   The  total  return  figure  for  the  Diversified
  Income  Portfolio for the fiscal period ended October  31,
  1991 has not been annualized.
+ Wilmington  Trust Company ("WTC") reimbursed a portion  of the  Portfolio's expenses, exclusive of advisory fees, for the  fiscal period ended October 31, 1991.  WTC  waived  a portion  of  its advisory fees for the fiscal years  ended
  October  31, 1997, 1996, 1995, 1994, 1993 and 1992,  and  Rodney
  Square  Management Corporation ("RSMC") waived  a  portion of  its accounting services fee for the fiscal year  ended
  October  31, 1992 and for the fiscal period ended  October
  31,  1991.   If  these expenses had been incurred  by  the
  Portfolio,  the  annualized ratio of expenses  to  average daily  net  assets for the fiscal years ended October  31, 1997,
  1996,  1995,  1994, 1993, 1992, and for the fiscal  period ended  October  31,1991,  would have  been  1.12%, 1.09%,  1.14%,
  1.05%, 1.06%, 1.24% and 1.91%, respectively.
++WTC  waived  its  entire advisory fee and  RSMC  waived  a portion of its administration and accounting services  fee for  the  fiscal  years ended October 31, 1996,  1995  and
  1994.   If  these  expenses  had  been  incurred  by   the
  Portfolio,  the  annualized ratio of expenses  to  average daily  net  assets for the fiscal years ended October  31, 1997,
  1996,  1995  and  1994, would have been 1.52%, 1.37%,  1.45%  and
  1.62%, respectively.

</FOOTNOTES>
</TABLES>
------------------------------------------------------------
QUESTIONS AND ANSWERS ABOUT THE PORTFOLIOS
------------------------------------------------------------
  The  information provided in this section is qualified  in its  entirety by reference to the more detailed  information elsewhere in this Prospectus.
WHAT ARE THE PORTFOLIOS' INVESTMENT OBJECTIVES?
      The   Fund   is  an  open-end,  management  investment
   company    consisting   of   two   separate   diversified
   portfolios,  the  Diversified Income  Portfolio  and  the
   Municipal  Income  Portfolio  (each  a  "Portfolio"   and
   collectively    the   "Portfolios").    The    investment
   objectives of the Portfolios are as follows:
      DIVERSIFIED  INCOME PORTFOLIO.  This  Portfolio  seeks
   high  total return, consistent with high current  income,
   by  investing principally in various types of  investment
   grade    fixed-income   securities.    (See   "Investment
   Objectives    and    Policies   -   Diversified    Income
   Portfolio.")
      MUNICIPAL  INCOME PORTFOLIO.  This Portfolio  seeks  a
   high  level  of  income exempt from  federal  income  tax
   consistent    with   the   preservation    of    capital.
   (See  "Investment  Objectives and  Policies  -  Municipal
   Income Portfolio.")
ARE  THERE  SPECIAL  CONSIDERATIONS  OR  RISKS  INVOLVED  IN
INVESTING IN THE PORTFOLIOS?
      The  value  of  each  Portfolio's holdings  of  fixed-
   income  securities  generally varies inversely  with  the
   movement   of  market  interest  rates.   Generally,   if
   interest  rates  rise, prices of fixed-income  securities
   fall;  if  interest  rates fall, prices  of  fixed-income
   securities  rise.   In  addition,  the  value   of   each
   Portfolio's  holdings  varies depending  on  the  average
   duration and the credit quality of the holdings  as  well
   as  general  market factors.  Generally, the  longer  the
   average  duration of the holdings, the more  fluctuations
   in  value  the Portfolio experiences when interest  rates
   rise or fall.
      The  Investment  Adviser  to the  Portfolios  may  use
   options,  futures  contracts and  (with  respect  to  the
   Diversified  Income  Portfolio  only)  forward   currency
   contracts  to hedge against various market  risks  or  to
   enhance  potential  gain.  The use  of  options,  futures
   contracts  and  forward  currency  contracts  may  entail
   special risks.  (See "Appendix.")
      Depending  on your tax bracket, your return  from  the
   Municipal  Income  Portfolio may be substantially  higher
   than  the after-tax return you would earn from comparable
   taxable investments.  Shareholders pay no federal  income
   tax  on exempt interest dividends paid by the Municipal
   Income Portfolio.   However, those dividends may be subject
   to state and local income taxes. In addition, a portion of that  Portfolio's dividends may be a tax preference  item
   for  purposes of the federal alternative minimum tax ("AMT").
   Capital  gain  distributions from  the  Municipal  Income
   Portfolio are subject to federal income tax, as  well  as
   state   and   local   taxes.   (See   "Dividends,   Other
   Distributions and Taxes.")
HOW  CAN  YOU BENEFIT BY INVESTING IN THE PORTFOLIOS  RATHER
THAN  BY  INVESTING DIRECTLY IN THE FIXED-INCOME  SECURITIES
HELD BY THOSE PORTFOLIOS?
      Investing in the Portfolios offers two key benefits.
      First:  Each  Portfolio offers a  way  to  keep  money
   invested   in  a  professionally  managed  portfolio   of
   securities  and  at  the  same  time  to  maintain  daily
   liquidity.    Of  course,  the  proceeds  to   you   upon
   redemption  may  be more or less than the  cost  of  your
   shares.  There are no minimum periods for investment  and
   no fees will be charged upon redemption.
      Second:  Investors in each Portfolio need  not  become
   involved  with  the  detailed bookkeeping  and  operating
   procedures normally associated with direct investment  in
   the fixed-income securities held by the Portfolios.
WHO IS THE INVESTMENT ADVISER?
      Wilmington  Trust  Company ("WTC") is  the  Investment
   Adviser  to  the  Portfolios.  (See  "Management  of  the
   Fund.")
WHO  IS  THE  ADMINISTRATOR, TRANSFER AGENT  AND  ACCOUNTING
AGENT?
      Rodney  Square  Management  Corporation  ("RSMC"),   a
   wholly  owned  subsidiary of WTC, serves as Administrator
   and   Transfer  Agent  of  the  Portfolios  and  provides
   accounting  services for the Fund.  (See  "Management  of
   the Fund.")
WHO IS THE DISTRIBUTOR?
      Rodney  Square  Distributors,  Inc.  ("RSD"),  another
   wholly  owned  subsidiary of WTC, serves  as  the  Fund's
   Distributor.  (See "Management of the Fund.")
HOW DO YOU PURCHASE SHARES OF THE PORTFOLIOS?
      Each  Portfolio  is designed as an investment  vehicle
   for   individual   investors,  corporations   and   other
   institutional investors.  The Municipal Income  Portfolio
   is  not,  however, appropriate for purchase by tax-exempt
   institutions  and  individual  retirement  accounts   and
   pension  or  profit-sharing plans (which already  provide
   tax-deferred  income to their participants).   Shares  of
   each  Portfolio may be purchased at their net asset value
   next  determined after a purchase order  is  received  by
   RSMC  and accepted by RSD, plus a sales load equal  to  a
   maximum  of  3.50%  of  the offering  price,  subject  to
   certain  waivers  and reductions.   The  minimum  initial
   investment is $1,000, but additional investments  may  be
   made in any amount.
      Shares  of  each Portfolio are offered on a continuous
   basis  by  RSD.   Shares may be purchased  directly  from
   RSD,  by  clients of WTC through their trust accounts  or
   by  clients  of  certain institutions such  as  banks  or
   broker-dealers   that   have   entered   into   servicing
   agreements  with  RSD through their accounts  with  those
   Service  Organizations.  Some Service  Organizations  may
   receive  payments  from RSD which are reimbursed  by  the
   Fund  under  a Plan of Distribution adopted with  respect
   to  each  Portfolio  pursuant to  Rule  12b-1  under  the
   Investment Company Act of 1940 (the "1940 Act").   Shares
   may  also be purchased directly by wire or by mail.  (See
    "Purchase of Shares.")
      The  Fund  and  RSD reserve the right  to  reject  new
   account  applications  and to close,  by  redemption,  an
   account  without  a  certified Social Security  or  other
   taxpayer identification number.
      Please  call WTC, or your Service Organization or  the
   number  listed  below for further information  about  the
   Portfolios or for assistance in opening an account.
------------------------------------------------------------
             nationwide              (800) 336-9970
------------------------------------------------------------
HOW DO YOU REDEEM SHARES OF THE PORTFOLIOS
      If  you  purchased  shares of a Portfolio  through  an
   account at WTC or a Service Organization, you may  redeem
   all  or  any  of  your  shares  in  accordance  with  the
   instructions   pertaining   to   that   account.    Other
   shareholders  may redeem any or all of  their  shares  by
   telephone   or  mail.  There  is  no  fee  charged   upon
   redemption.  (See  "Redemption of Shares.")
HOW ARE DIVIDENDS PAID?
      Income  dividends  for  each  Portfolio  are  declared
   daily  and  distributed monthly and net realized  capital
   gains, if any, are distributed annually, after the  close
   of  the  Fund's fiscal year (October 31st).  Shareholders
   may    elect   to   receive   dividends   and/or    other
   distributions  in  cash  by  checking  the   distribution
   option  on  the  Application & New  Account  Registration
   form  at  the  end  of  this Prospectus  ("Application").
   (See "Dividends, Other Distributions and Taxes.")
ARE EXCHANGE PRIVILEGES AVAILABLE?
      You  may  exchange all or a portion of your  Portfolio
   shares  for shares of the other Portfolio or for  any  of
   the other funds in the Rodney Square complex, subject  to
   certain conditions.  (See "Exchange of Shares.")
-------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
-------------------------------------------------------------
DIVERSIFIED INCOME PORTFOLIO
  The  Diversified Income Portfolio seeks high total return,
consistent   with   high   current  income,   by   investing
principally  in  various  types of investment  grade  fixed-
income securities.
  WTC  expects  to maintain a short to intermediate  average
duration  for  the  Diversified Income Portfolio.   Duration
measures  the  impact of a change in interest rates  on  the value  of the fixed-income securities held by the Portfolio, taking into account any possible calls or early redemptions.
Under  normal market conditions, the average dollar weighted duration  of  securities  held by the  Portfolio  will  fall within a range of 2 1.2 to 4 years.
  Under  normal  market conditions, the  Diversified  Income
Portfolio invests at least 65% of its total assets in fixed-
income  securities.   The  composition  of  the  Portfolio's
holdings varies depending upon WTC's analysis of the  fixed-
income  markets including, but not limited to,  analysis  of the  most  attractive  segments  of  the  yield  curve,  the relative  value  of  different sectors of  the  fixed-income
markets   and   expected  trends  in  those   markets.    By
maintaining  a  short to intermediate average duration,  WTC seeks to protect the Portfolio's principal value by reducing
fluctuations  in  value  relative  to  those  that  may   be
experienced  by income funds with longer average  durations, although  that  strategy  may reduce  the  level  of  income attained by the Portfolio.  Of course, there is no guarantee that  principal  value can be protected  during  periods  of extreme  interest rate volatility.  (See "Both Portfolios  -
Special Considerations or Risks.")
  Securities  purchased by the Diversified Income  Portfolio may  be  purchased on the basis of their yield or  potential capital appreciation or both.  Because WTC seeks to maintain a  short to intermediate average duration, yield usually  is the  more  significant  component of the  Portfolio's  total return.
  The   Diversified   Income  Portfolio  invests   only   in
investment grade securities that are rated, at the time  of
purchase,  in  the  top  four  categories  by  a  nationally recognized  statistical rating organization such as  Moody's
Investors Service, Inc. ("Moody's") or Standard & Poor's,  a
division of The McGraw-Hill Companies, Inc. ("S&P ") or,  if not  rated,  are  determined by  WTC  to  be  of  comparable quality.  (See "Both Portfolios - Special Considerations  or
Risks"  and  the  Statement  of Additional  Information  for
further    information    regarding    ratings    and    the
characteristics of securities rated in the top  four  rating categories.)
  The  Portfolio may invest in: bank obligations;  corporate bonds,  notes and commercial paper; convertible  securities;
foreign  government and private debt obligations; guaranteed investment contracts; mortgage-backed securities;  municipal
securities;     participation    interests;     asset-backed
securities;  preferred  stock;  supranational  agency   debt
obligations;  and  obligations issued or guaranteed  by  the
U.S.  Government,  its agencies or instrumentalities  ("U.S.
Government  obligations").  Short-term debt  obligations  in which  the  Portfolio  may  invest include  certificates  of deposit,  time  deposits,  bankers' acceptances,  commercial paper  rated,  at  the  time  of purchase,  in  the  highest category  by  a  nationally  recognized  statistical  rating organization,  such  as Moody's or S&P  or,  if  not  rated, determined  by  WTC  to be of comparable  quality  and  U.S.
Government  obligations.  The Portfolio may also  engage  in
the   following   investment   strategies:   entering   into
repurchase   agreements   fully   collateralized   by   U.S.
Government  obligations  and reverse repurchase  agreements;
purchasing   and   writing  or  selling   options,   futures
contracts, options on futures contracts or forward  currency contracts;  short selling; and lending portfolio securities.
(See "Appendix.")
  When  in  WTC's  judgment, economic or  market  conditions make  pursuing  the  Diversified  Income  Portfolio's  basic investment strategy inconsistent with the best interests  of
its   shareholders,  WTC  may  temporarily  use  alternative
strategies.  In implementing these strategies, the Portfolio may  invest in longer term fixed-income securities or short-
term  debt  obligations  such that the  Portfolio's  overall average duration falls within a range of 0 to 6 years.
MUNICIPAL INCOME PORTFOLIO
  The  Municipal  Income Portfolio seeks  a  high  level  of income  exempt from federal income tax consistent  with  the preservation  of  capital.  As a fundamental  policy,  under normal  market  conditions, the Municipal  Income  Portfolio seeks to achieve this objective by investing at least 80% of its  net  assets  in  a diversified portfolio  of  municipal securities providing interest income that is exempt, in  the opinion of counsel for the issuer, from federal income tax.
  WTC  expects to maintain an intermediate average  duration for  the Municipal Income Portfolio.  Duration measures  the impact  of  a change in interest rates on the value  of  the fixed-income securities held by the Portfolio,  taking  into
account  any  possible  calls or early  redemptions.   Under
normal   market  conditions,  the  average  dollar  weighted
duration  of  securities  held by the  Portfolio  will  fall within a range of 4 to 8 years.
  Under  normal  market  conditions,  the  Municipal  Income
Portfolio invests at least 65% of its total assets in fixed-
income  securities.   The  composition  of  the  Portfolio's
holdings  varies  depending  upon  WTC's  analysis  of   the
municipal  securities market including, but not limited  to, analysis of the most attractive segments of the yield curve, the  relative value of different market sectors  and  supply versus  demand  pressures.  By maintaining  an  intermediate average  duration  and maturity, WTC seeks  to  protect  the
Portfolio's principal value by reducing the fluctuations  in value relative to those that may be experienced by municipal funds with longer average durations and maturities, although that strategy may limit the level of income attained by  the
Portfolio  as  compared to income that may be attained  from securities with longer durations and maturities.  (See "Both
Portfolios - Special Considerations or Risks.")
  The  Municipal Income Portfolio invests only in investment grade  securities which are rated, at the time of  purchase, in  the  top  four  categories by  a  nationally  recognized statistical rating organization such as Moody's or  S&P  or, if  not  rated,  are determined by WTC to be  of  comparable quality.  (See "Both Portfolios - Special Considerations  or
Risks"  and  the  Statement  of Additional  Information  for
further    information    regarding    ratings    and    the
characteristics of securities rated in the top  four  rating categories.)
  Additionally,  the Portfolio may invest without  limit  in municipal  securities issued to finance private  activities, the  interest on which is a tax preference item for purposes of  the  federal alternative minimum tax ("private  activity securities").  The Portfolio expects to invest 100%  of  its net  assets  in  municipal securities that provide  interest income  that  is  exempt from regular  federal  income  tax;
however,  up  to  20% of its net assets may be  invested  in
other   types   of  fixed-income  securities  that   provide
federally   taxable   income,  such   as   U.S.   Government
obligations,  bank  obligations or  corporate  bonds,  under certain  market  conditions.  The Portfolio may  also  enter
into   repurchase  agreements  and  invest   in   investment
companies  that  seek to maintain a stable net  asset  value
(money market funds).
  When  in  WTC's  judgment, economic or  market  conditions
make   pursuing  the  Municipal  Income  Portfolio's   basic
investment strategy inconsistent with the best interests  of
its   shareholders,  WTC  may  temporarily  use  alternative
defensive   strategies,   primarily   designed   to   reduce
fluctuations  in  the value of the Portfolio's  assets.   In
implementing  these defensive strategies, the Portfolio  may invest in short-term municipal obligations (obligations that have  maturities no longer than one year from  the  time  of
purchase),   including   tax   anticipation   notes,    bond
anticipation   notes,   revenue   anticipation   notes   and
construction loan notes that are issued to meet  the  short-
term  funding  requirements  of local,  regional  and  state
governments.   If short-term municipal obligations  are  not
available, or appear overpriced relative to other  types  of fixed-income securities, the Portfolio may invest in taxable
short-term  debt  obligations,  including  certificates   of
deposit,  time  deposits,  bankers' acceptances,  commercial
paper   rated  in  the  highest  category  by  a  nationally
recognized  statistical rating organization such as  Moody's or  S&P  or,  if  not rated, determined  by  WTC  to  be  of
comparable   quality,   U.S.  Government   obligations   and
repurchase   agreements   fully   collateralized   by   U.S.
Government obligations.
  The  Municipal Income Portfolio will not invest more  than
25%  of  its total assets in any one industry.  Governmental issuers  of municipal securities are not considered part  of
any  industry.   However, the 25% limitation does  apply  to
municipal  securities backed by the assets and  revenues  of non-governmental  users, such as the  private  operators  of
educational,  hospital  or  housing  facilities.   WTC   may
determine  that  the yields available from concentrating  in obligations  in  a  particular market  sector  or  political subdivision  justify the risk that the  performance  of  the
Portfolio  may be adversely affected by economic,  business, political  and  other developments related  to  that  market
sector   or   political  subdivision.   Under  such   market
conditions, the Portfolio may invest more than  25%  of  its assets in sectors of the municipal securities market such as health care or housing, or in securities relating to any one political  subdivision,  such  as  a  given  state  or  U.S.
territory,  and  will then be subject to any  special  risks
attendant  on  that sector or jurisdiction.   At  any  given
point  in time, the Portfolio may have more than 25% of  its assets  invested in one of the three general  categories  of municipal obligations - general obligation bonds, revenue or
special  obligation bonds and private activity bonds.   (See
"Appendix.")
  SPECIAL  CONSIDERATIONS.   Proposed  tax  legislation   in
recent years has included several provisions that may affect the  supply  of,  and  the demand for, tax-exempt  municipal securities,  as  well as the tax-exempt nature  of  interest paid on those securities.  If the availability of tax-exempt securities  for  investment or the value  of  the  Municipal
Income Portfolio's holdings could be materially affected  by such  changes in the law, the Trustees would reevaluate  the
Portfolio's  investment objective and policies  or  consider the Portfolio's dissolution.
BOTH PORTFOLIOS
  Both  Portfolios  may  invest in  securities  with  fixed, variable  or  floating  interest rates  or  in  zero  coupon
securities.   These  securities may  have  various  buy-back
features that permit the Portfolios to recover principal  by tendering  the  securities to the issuer or a  third  party.
The Portfolios may also purchase participation interests  in
fixed-income   securities  or  in  pools   of   fixed-income
securities.   Certain  of the securities  purchased  by  the
Portfolios  may  be considered illiquid; certain  securities may be purchased on a when-issued or delayed delivery basis.
For  further  information about the Portfolios'  investments
and   investment  strategies,  see  the  Appendix  to   this
Prospectus and the Statement of Additional Information.
  SPECIAL  CONSIDERATIONS OR RISKS.   Each  Portfolio's  net
asset  value  per  share will fluctuate, and  an  investor's redemption proceeds may be higher or lower than the cost  of the  shares  when  initially purchased.  The  value  of  the
Portfolios' investments may change in response to changes in interest  rates  and  the  relative financial  strength  and creditworthiness of each issuer.  During periods of  falling
interest   rates,  the  values  of  fixed-income  securities
generally  rise.   Conversely,  during  periods  of   rising
interest  rates,  the  values of those securities  generally decline.
  Each  Portfolio invests only in securities that are rated, at  the  time  of  purchase,  in  the  four  highest  rating categories  by  a  nationally recognized statistical  rating organization  such as Moody's or S&P or, if not  rated,  are
determined  by  WTC  to be of comparable  quality.   Ratings
represent the rating agency's opinion regarding the  quality
of  the  security and are not a guarantee of  quality.   Not
even  the  highest  rating constitutes  assurance  that  the security  will  not fluctuate in value or that  a  Portfolio
will   receive  the  anticipated  yield  on  the   security.
Moreover,  ratings may change after a security is purchased.
Moody's  considers securities in the fourth  highest  rating
category  (Baa)  to have speculative characteristics.   Such
securities  tend  to  have higher  yields,  but  changes  in economic  conditions or other circumstances are more  likely to  lead  to  a  weakened capacity of  the  issuer  to  make principal  and interest payments than is the case  for  more
highly   rated   securities  of  similar  maturities.    The
Portfolio   may  acquire  securities  insured   by   private
insurance  companies  or  supported  by  letters  of  credit furnished by domestic or foreign banks.  In those instances,
WTC  monitors  the financial condition of the parties  whose creditworthiness  is relied upon in determining  the  credit quality  of  the securities.  A change in the  rating  of  a security,  in  the  issuer's ability  to  make  payments  of interest  and principal, in a credit provider's  ability  to provide  credit  support  or in the market's  perception  of those factors will affect the value of the security, and WTC will  reevaluate  the  security  to  determine  whether  the
Portfolio  should  continue to hold  it  under  the  changed conditions.
  The  ability of the Portfolios to buy and sell  securities may  be  limited at any particular time and with respect  to any  particular  security.  The amount of information  about the financial condition of an issuer of municipal securities may  not  be  as extensive as information about corporations
whose  securities  are  publicly  traded.   Generally,   the
secondary  market for municipal securities  is  less  liquid than  that for taxable fixed-income securities.  WTC closely monitors  the  liquidity of securities that  the  Portfolios hold  and,  in  the  case  of  certain  securities  such  as restricted securities that may be sold only to institutional investors  or  unrated  municipal lease  obligations,  makes
liquidity   determinations  in  accordance  with  guidelines
adopted by the Board of Trustees.
  Certain  securities held by each Portfolio may permit  the
issuer  at its option to call or redeem the securities.   If
an  issuer redeems securities held by a Portfolio  during  a period of declining interest rates, the Portfolio may not be able to invest the proceeds in securities providing the same
investment  return  as the securities  redeemed.   During  a
period  of declining interest rates, securities held by  the
Portfolios may have market values that are higher  than  the
principal    amounts   payable   at   maturity.     Although
this "premium " value is amortized over the period remaining until  maturity,  an  investor who  purchases  shares  of  a
Portfolio  during a period of declining interest  rates  may face an increased risk of capital loss if the securities are called or redeemed before maturity.
  WTC   may   make  frequent  changes  in  the   Portfolios'
investments,   particularly  during   periods   of   rapidly
fluctuating interest rates.  These frequent changes  involve transaction costs to the Portfolio and may result in taxable capital gains.
  DERIVATIVES.  Some of the Portfolios' investments  may  be referred to as "derivatives," because their value depends on
(or  "derives"  from)  the  value of  an  underlying  asset, reference rate or index.  These investments include options, futures  contracts and similar instruments that may be  used in  hedging  and related income strategies.  There  is  only limited  consensus  as  to what constitutes  a  "derivative"
security.  However, in the view of WTC, derivatives  include
"stripped"   securities,  specially  structured   types   of
mortgage-backed, asset-backed and municipal securities, such as  interest only, principal only and inverse floaters,  and
U.S. dollar-denominated securities whose value is linked  to
foreign   securities.   The  market  value   of   derivative
instruments  and securities sometimes is more volatile  than that  of other investments, and each type of derivative  may pose  its  own  special risks.  WTC takes these  risks  into account in its management of the Portfolios.
  OTHER INVESTMENTS.  From time to time additional types  of
fixed-income   securities,  financial  products   and   risk
management  techniques are developed.  WTC may consider  use of  these  securities,  products and  techniques  by  either
Portfolio,  consistent  with its investment  objectives  and policies, as well as regulatory and tax considerations.

  OTHER  INFORMATION.   There can be no assurance  that  the
Portfolios   will   achieve  their   respective   investment
objectives.   The investment objective of each Portfolio  is
fundamental  and may not be changed without the  affirmative vote  of  the  holders  of  a majority  of  the  Portfolio's outstanding voting securities (as defined in the 1940  Act).
Unless  otherwise  noted, the investment policies  discussed above are non-fundamental and may be changed by the Board of
Trustees    without   shareholder   approval.     Additional
fundamental  and  non-fundamental  investment  policies  and limitations are described in the Appendix to this Prospectus and in the Statement of Additional Information.
-------------------------------------------------------------
PURCHASE OF SHARES
-------------------------------------------------------------
  HOW  TO PURCHASE SHARES.  Portfolio shares are offered  on a continuous basis by RSD.  Shares may be purchased directly from RSD, by clients of WTC through their trust accounts, or by  clients  of Service Organizations through their  Service
Organization  accounts.  WTC and Service  Organizations  may charge  their clients a fee for providing administrative  or other  services in connection with investments in  Portfolio
shares.   A  trust account at WTC includes any  account  for
which the account records are maintained on the trust system
at  WTC.   Persons  wishing  to  purchase  Portfolio  shares
through  their  accounts  at WTC or a  Service  Organization
should   contact   that  entity  directly  for   appropriate
instructions.  Other investors may purchase Portfolio shares by mail or by wire as specified below.
  BY  MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to The Rodney Square Strategic Fixed-
Income  Fund,  indicating the Portfolio you  have  selected, along  with a completed Application (included at the end  of this  Prospectus),  to  The Rodney Square  Strategic  Fixed-
Income Fund, c/o Rodney Square Management Corporation,  P.O.
Box  8987, Wilmington, DE 19899-9752.  A purchase order sent by  overnight  mail  should be sent  to  The  Rodney  Square
Strategic  Fixed-Income Fund, c/o Rodney  Square  Management
Corporation, Rodney Square North, 1105 North Market  Street,
Wilmington, DE  19801.  If a subsequent investment is  being made,  the check should also indicate your Portfolio account
number.   When you purchase by check, the Fund may  withhold
payment on redemptions until it is reasonably satisfied that
the funds are collected (which can take up to 10 days).   If
you  purchase shares with a check that does not clear,  your purchase  will  be canceled and you will be responsible  for any losses or fees incurred in that transaction.
  BY  WIRE: You may purchase shares by wiring federal funds.
To  advise  the Fund of the wire, and if making  an  initial purchase,  to  obtain an account number, you must  telephone
RSMC  at  (800) 336-9970.  Once you have an account  number, instruct  your  bank  to wire federal  funds  to  RSMC,  c/o
Wilmington  Trust  Company, Wilmington DE-ABA  #0311-0009-2,
attention:  The  Rodney Square Strategic Fixed-Income  Fund,
DDA#2610-605-2,  further  credit-your  account  number,  the desired  Portfolio and your name.  If you  make  an  initial purchase  by  wire,  you must promptly forward  a  completed
Application  to RSMC at the address stated above  under  "By
Mail."
  INDIVIDUAL   RETIREMENT   ACCOUNTS.    Shares    of    the
Diversified  Income Portfolio may be purchased  for  a  tax-
deferred  retirement  plan such as an individual  retirement
account  ("IRA").   For an Application  for  an  IRA  and  a
brochure  describing the Diversified Income  Portfolio  IRA, call  RSMC  at  (800)  336-9970.  WTC  makes  available  its services as IRA custodian for each shareholder account  that is  established as an IRA.  For these services, WTC receives an  annual  fee  of $10.00 per account, which  fee  is  paid directly to WTC by the IRA shareholder.  If the fee  is  not paid  by  the date due, Diversified Income Portfolio  shares owned by the IRA will be redeemed automatically for purposes of making the payment.
  AUTOMATIC  INVESTMENT  PLAN.   Shareholders  may  purchase
Portfolio  shares  through  an  Automatic  Investment  Plan.
Under   the   Plan,   RSMC,  at  regular   intervals,   will
automatically debit a shareholder's bank checking account in an  amount of $50 or more (subsequent to the $1,000  minimum
initial  investment), as specified by  the  shareholder.   A
shareholder  may  elect  to  invest  the  specified   amount
monthly,  bimonthly,  quarterly, semiannually  or  annually.
The  purchase of Portfolio shares will be effected at  their offering  price at the close of regular trading on  the  New
York  Stock Exchange (the "Exchange") (currently 4:00  p.m.,
Eastern  time)  on or about the 20th day of the  month.   To
apply   for   the  Automatic  Investment  Plan,  check   the
appropriate  box  of  the Application at  the  end  of  this
Prospectus, or call RSMC at (800) 336-9970.  This service is generally not available for WTC trust account clients, since similar services are provided through WTC.  This service may also  not be available for Service Organization clients  who are provided similar services by those organizations.
  ADDITIONAL  PURCHASE  INFORMATION.   The  minimum  initial
investment is $1,000, but subsequent investments may be made in  any  amount.  WTC and Service Organizations  may  impose additional  minimum customer account and other  requirements in  addition to this minimum initial investment requirement.
The  Fund  and  RSD each reserves the right  to  reject  any purchase  order and may suspend the offering  of  shares  of either Portfolio for a period of time.
  Purchase  orders  received by RSMC  and  accepted  by  RSD before  the close of regular trading on the Exchange on  any
Business  Day  of the Fund will be priced at the  net  asset value  per  share  that is determined as  of  the  close  of regular  trading on the Exchange. (See "How Net Asset  Value is  Determined.")  Purchase  orders  received  by  RSMC  and accepted  by RSD after the close of regular trading  on  the
Exchange  will be priced as of the close of regular  trading on  the Exchange on the following Business Day of the  Fund.
A   "Business  Day"  of the Fund is any  day  on  which  the
Exchange,  RSMC and the Philadelphia branch  office  of  the
Federal  Reserve are open for business.  The  following  are not Business Days of the Fund: New Year's Day, Martin Luther
King,  Jr. Day, Presidents' Day, Good Friday, Memorial  Day,
Independence  Day, Labor Day, Columbus Day,  Veterans'  Day,
Thanksgiving Day and Christmas Day.
  It   is   the   responsibility  of  WTC  or  the   Service
Organization involved to transmit orders for the purchase of shares  by  its  customers to RSMC and to  deliver  required funds  on  a timely basis, in accordance with the procedures previously stated.
  OFFERING  PRICE.  Shares of each Portfolio are offered  at its  net asset value next determined after a purchase  order is  received by RSMC and accepted by RSD, plus a sales  load which, unless shares were purchased under one of the reduced sales load plans described below, will vary with the size of the purchase shown as follows:
SALES LOAD SCHEDULE
             SALES LOAD AS A PERCENTAGE OF             DISCOUNT TO SERVICE
AMOUNT OF       OFFERING    NET AMOUNT INVESTED   ORGANIZATIONS AS A PERCENTAGE
PURCHASE         PRICE      (NET ASSET VALUE)           OF OFFERING PRICE


Up to-$24,999       3.50%        3.63%                     3.05%
$25,000-$49,999     3.00         3.09                      2.60
$50,000-$99,999     2.50         2.56                      2.15
$100,000-$249,999   2.00         2.04                      1.70
$250,000-$499,999   1.50         1.52                      1.25
$500,000-$999,999   0.50         0.50                      0.40
$1,000,000 and over 0.00         0.00                      0.00


  REDUCED  SALES  LOAD PLANS.  Shares may  be  purchased  at reduced charges through two reduced sales load plans: (1)  a right of accumulation that permits a purchase of shares of a
Portfolio  to  be  aggregated  with  shares  of  the   other
Portfolio,  as well as shares of other funds in  the  Rodney
Square  complex on which the shareholder has already paid  a sales  load, that are held in the purchaser's account or  in related  accounts; and (2) a Letter of Intent  ("LOI")  that permits a purchase of shares of a Portfolio to be aggregated with  future purchases of shares of that Portfolio, as  well as  with shares of the other Portfolio and the other  Rodney
Square  funds  that are subject to a sales  load,  within  a thirteen-month period.
  The  right of accumulation results in a reduced sales load because the sales load imposed is based on the total  dollar amount of Portfolio shares being purchased, plus the current net  asset  value of shares of the Portfolio and  shares  of other  Rodney Square funds on which a sales load has already been  paid  that  are  held in the purchaser's  and  related accounts at the time of purchase.  Related accounts  include other individual accounts, joint accounts, spouse's accounts and  accounts for children who are under the age of 21  (but only  if  the  purchaser serves as a  guardian,  trustee  or custodian for the account under the Uniform Gifts to  Minors
Act or Uniform Transfers to Minors Act) and/or living at the same residence.
  The  LOI  program  also results in a  reduced  sales  load because  purchases  of  shares of the Portfolios  and  other
Rodney  Square funds that are subject to a sales  load  made within  a  thirteen-month period, starting  with  the  first purchase  made  pursuant  to the  LOI,  are  aggregated  for purposes  of calculating the sales load applicable  to  each purchase.  In order to qualify under an LOI, purchases  must be  made  in  the same account; purchases made  for  related accounts  may  not  be aggregated.  The  minimum  investment
under  an  LOI  is  $25,000.   The  LOI  is  not  a  binding
obligation  to  purchase  any  amount  of  shares,  but  its execution,  if  fulfilled, will result in the  shareholder's paying  a reduced sales load on the total anticipated amount of the purchase.
  The  LOI is included as part of the Application at the end of this Prospectus.  Investors should submit a completed LOI to The Rodney Square Strategic Fixed-Income Fund, c/o Rodney
Square Management Corporation, P.O. Box 8987, Wilmington, DE
19899-9752.  A purchase not originally made pursuant  to  an
LOI may be included under an LOI executed within 90 days  of that  purchase, if the purchaser informs RSMC in writing  of this  intent within the 90-day period.  This prior  purchase will count toward fulfillment of the LOI; however, the sales load on any previous purchase will not be adjusted downward.
  If  the  total amount of shares purchased does  not  equal the  amount  stated in the LOI by the end  of  the  eleventh month,  the investor will be notified in writing by RSMC  of the  amount  purchased  to  date,  the  amount  required  to complete  the  LOI and the expiration date.  Also,  at  this time  the  investor will be notified of the  actions  to  be taken by RSMC if the LOI expires unfulfilled.  Shares having a value equal to 5% of the total amount to be purchased over the thirteen-month period will be held in escrow during that
period.   If  the  total amount of shares purchased  by  the
expiration date does not equal the amount stated in the LOI,
RSMC will reduce the shares held in escrow by the difference between  the  sales  load  on the shares  purchased  at  the reduced  rate  and the sales load applicable to  the  shares actually purchased, and the balance of the shares then  will be released from the escrow.
  SALES  LOAD  WAIVERS.   Shares of each  Portfolio  may  be
purchased at net asset value by "those entitled to  a  Sales
Load  Waiver" which is defined as those employees,  retirees and  their immediate family (spouses and children  under  21 years  of age), officers and trustees/directors of the  Fund or  of  WTC and its affiliates, any account at WTC for which account  records  are  maintained  on  WTC's  trust  system, employees  of Service Organizations, and clients of  Service
Organizations  which  have entered into  a  special  Service
Organization agreement with RSD, the terms of which  provide that  no  sales load will be charged.  Portfolio shares  may
also   be  purchased  at  net  asset  value  by  reinvesting
dividends and other distributions.
------------------------------------------------------------
SHAREHOLDER ACCOUNTS
------------------------------------------------------------
  RSMC,  as  Transfer Agent, maintains for each  shareholder an  account expressed in terms of full and fractional shares of  each  Portfolio  rounded to the nearest  1/1000th  of  a share.
  In  the interest of economy and convenience, the Fund does not  issue share certificates.  Each shareholder is  sent  a statement  at  least quarterly showing all purchases  in  or redemptions  from the shareholder's account.  The  statement also sets forth the balance of shares held in the account by
Portfolio.
  Due  to  the  relatively high cost  of  maintaining  small shareholder accounts, the Fund reserves the right  to  close any  account  with  a current value of  less  than  $500  by redeeming  all  shares in the account and  transferring  the proceeds  to the shareholder.  Shareholders will be notified if their account value is less than $500 and will be allowed
60  days in which to increase their account balance to  $500 or  more before the account is closed.  Reductions in  value that result solely from market activity will not trigger  an involuntary redemption.
-------------------------------------------------------------
REDEMPTION OF SHARES
-------------------------------------------------------------
  Shareholders  may  redeem  their  shares  by  mail  or  by telephone as described below.  If you purchased your  shares through an account at WTC or a Service Organization, you may redeem  all  or part of your shares in accordance  with  the
instructions  pertaining  to  that  account.   Corporations,
other   organizations,   trusts,   fiduciaries   and   other
institutional  investors may be required to furnish  certain
additional    documentation   to   authorize    redemptions.
Redemption  requests  should be accompanied  by  the  Fund's name,  the  Portfolio's  name  and  your  Portfolio  account number.
  BY  MAIL:  Shareholders redeeming  their  shares  by  mail should submit written instructions with a guarantee of their
signature  by  an  institution  acceptable  to  the   Fund's
Transfer  Agent,  such as a bank, broker, dealer,  municipal securities  dealer,  government  securities  dealer,  credit union,  national securities exchange, registered  securities
association,   clearing  agency,  or   savings   association
("eligible  institution"), to: The Rodney  Square  Strategic
Fixed-Income Fund, c/o Rodney Square Management Corporation,
P.O.  Box  8987,  Wilmington, DE 19899-9752.   A  redemption
order  sent  by overnight mail should be sent to The  Rodney
Square   Strategic  Fixed-Income  Fund,  c/o  Rodney  Square
Management  Corporation,  Rodney Square  North,  1105  North
Market  Street, Wilmington, DE 19801.  The redemption  order should  indicate the Fund's name, the Portfolio's name,  the
Portfolio  account number, the number of  shares  or  dollar amount  you  wish to redeem and the name of  the  person  in whose  name  the account is registered.  A signature  and  a signature  guarantee are required for each person  in  whose name the account is registered.
  BY  TELEPHONE:  Shareholders who prefer  to  redeem  their shares  by  telephone  may elect to  apply  in  writing  for telephone redemption privileges by completing an Application for  Telephone  Redemptions (included at  the  end  of  this
Prospectus)   which   describes  the  telephone   redemption
procedures  in more detail and requires certain  information
that   will  be  used  to  identify  the  shareholder.  When
redeeming  by  telephone, you must indicate your  name,  the
Fund's  name,  the  Portfolio's name, the Portfolio  account number,  the number of shares or dollar amount you  wish  to redeem  and certain other information necessary to  identify
you   as  the  shareholder.   The  Fund  employs  reasonable
procedures  to  confirm  that instructions  communicated  by telephone  are genuine, and if such procedures are followed, will  not  be  liable for any losses due to unauthorized  or fraudulent telephone transactions.  During times of  drastic
economic   or  market  changes,  the  telephone   redemption
privilege may be difficult to implement.  In the event  that you  are unable to reach RSMC by telephone, you may  make  a redemption request by mail.
  ADDITIONAL REDEMPTION INFORMATION.  You may redeem all  or any part of the value of your account on any Business Day of the  Fund.  Redemptions are effected at the net asset  value next  calculated  after  RSMC has received  your  redemption
request.   (See  "How Net Asset Value Is  Determined.")  The
Fund  imposes no fee when shares are redeemed.   It  is  the
responsibility  of  WTC  or  the  Service  Organization   to
transmit  redemption  orders  and  credit  their  customers'
accounts with redemption proceeds on a timely basis.
  Redemption checks are mailed on the next Business  Day  of the Fund following acceptance of redemption instructions but in  no  event  later than 7 days following such receipt  and acceptance.  Amounts redeemed by wire are normally wired  on the  next  Business  Day  of  the  Fund  after  receipt  and acceptance of redemption instructions (if received  by  RSMC before the close of regular trading on the Exchange), but in no  event  later  than  7 days following  such  receipt  and
acceptance.   If  the  shares to be  redeemed  represent  an
investment made by check, the Fund reserves the right not to
make   the  redemption  proceeds  available  until  it   has
reasonable  grounds  to  believe that  the  check  has  been collected (which could take up to 10 days).
  Redemption  proceeds  may be wired to  your  predesignated bank account in any commercial bank in the United States  if the amount is $1,000 or more.  The receiving bank may charge a  fee  for  this service.  Alternatively, proceeds  may  be mailed  to  your  bank or, for amounts of $10,000  or  less, mailed  to your Portfolio account address of record  if  the
address  has been established for a minimum of 60 days.   In
order  to authorize the Fund to mail redemption proceeds  to your  Portfolio  account  address of  record,  complete  the
appropriate   section  of  the  Application  for   Telephone
Redemptions  or  include your Portfolio account  address  of record when you submit written instructions.  You may change the  account  which you have designated to  receive  amounts redeemed  at  any time.  Any request to change  the  account
designated   to  receive  redemption  proceeds   should   be
accompanied by a guarantee of the shareholder's signature by
an  eligible  institution.   A  signature  and  a  signature
guarantee  are  required for each person in whose  name  the
account  is  registered.   Further  documentation  will   be
required  to change the designated account when  shares  are held  by a corporation, other organization, trust, fiduciary or other institutional investor.
  For  more information on redemptions, contact RSMC or,  if your  shares  are held in an account with WTC or  a  Service
Organization, contact WTC or the Service Organization.
  REINSTATEMENT  PRIVILEGE.  Shareholders who have  redeemed shares of a Portfolio have a one-time privilege to reinstate their  account without a sales load up to the dollar  amount redeemed  by purchasing shares of that Portfolio  within  30 days  of  the  redemption.  Shareholders  must  indicate  in writing  that they are exercising this privilege and provide evidence of the redemption date and the amount of redemption
proceeds.   The reinstatement will be made at the net  asset
value   per   share  next  computed  after  the  notice   of
reinstatement  and  check are received.   The  amount  of  a
purchase  under this reinstatement privilege  cannot  exceed the amount of the redemption proceeds.
  SYSTEMATIC  WITHDRAWAL PLAN.  Shareholders who own  shares of  a  Portfolio  with  a  value  of  $10,000  or  more  may
participate  in  the  Systematic Withdrawal  Plan.   For  an
Application  for the Systematic Withdrawal Plan,  check  the appropriate  box  of  the Application at  the  end  of  this
Prospectus or call RSMC at (800) 336-9970.  Under the  Plan, shareholders  may  automatically redeem a portion  of  their
Portfolio shares monthly, bimonthly, quarterly, semiannually or annually.  The minimum withdrawal available is $100.  The redemption of Portfolio shares will be effected at their net asset  value  at the close of the Exchange on or  about  the
25th day of the month.  If you expect to purchase additional
Portfolio  shares,  it  may not  be  to  your  advantage  to
participate  in  the  Systematic  Withdrawal  Plan   because
contemporaneous  purchases  and redemptions  may  result  in adverse  tax consequences and may cause you to pay  a  sales load  on amounts withdrawn shortly thereafter.  This service is  generally  not available for WTC trust account  clients,
since  similar  services  are provided  through  WTC.   This
service  may  also not be available for Service Organization
clients   who  are  provided  similar  services   by   those
organizations.
------------------------------------------------------------
EXCHANGE OF SHARES
------------------------------------------------------------
  EXCHANGES  AMONG  THE  RODNEY  SQUARE  FUNDS.    You   may
exchange all or a portion of your shares in a Portfolio  for shares  of the other Portfolio or any of the other funds  in the  Rodney Square complex that currently offer their shares to investors.  These other Rodney Square funds are:
  THE  RODNEY SQUARE FUND, each portfolio of which  seeks  a
high   level   of   current  income  consistent   with   the
preservation of capital and liquidity by investing in  money market  instruments  pursuant to its  investment  practices.
Its portfolios are:
      U.S.  GOVERNMENT  PORTFOLIO,  which  invests  in  U.S.
   Government    obligations   and   repurchase   agreements
   involving such obligations.
      MONEY  MARKET PORTFOLIO, which invests in U.S. dollar-
   denominated obligations of major banks, prime  commercial
   paper   and   corporate  obligations,   U.S.   Government
   obligations,   high  quality  municipal  securities   and
   repurchase    agreements   involving   U.S.    Government
   obligations.
  THE  RODNEY SQUARE TAX-EXEMPT FUND, which seeks as high  a level of interest income, exempt from federal income tax, as is  consistent with a portfolio of high quality,  short-term municipal  obligations, selected on the basis  of  liquidity and stability of principal.
  THE  RODNEY SQUARE MULTI-MANAGER FUND, which
seeks superior long-term  capital appreciation by investing in securities of companies which are judged to  possess  strong growth characteristics.
  A  redemption  of  shares  through  an  exchange  will  be effected  at  the net asset value per share next  determined after  receipt  by RSMC of the request, and  a  purchase  of shares through an exchange will be effected at the net asset
value  per  share  determined  at  that  time  or  as   next
determined  thereafter, plus the applicable sales  load,  if
any.   The  net asset values per share of the Rodney  Square
Fund portfolios and the Tax-Exempt Fund are determined at 12 noon,  Eastern  time, on each Business Day.  The  net  asset values  per share of the Portfolios and the Growth Portfolio are  determined  at  the  close of regular  trading  on  the
Exchange  (currently  4:00  p.m.,  Eastern  time),  on  each
Business Day.
  A  sales  load  will apply to exchanges into  a  Portfolio from either of the Rodney Square Fund portfolios or the Tax-
Exempt  Fund, except that no sales load will be  charged  if the  exchanged  shares were acquired by a previous  exchange and  are  shares  on which you paid a sales  load  or  which represent  reinvested dividends and other  distributions  of such  shares.  In addition, shares of the Rodney Square Fund portfolios  or  the  Tax-Exempt Fund may  be  exchanged  for shares  of  the  Portfolios without a sales  load  by  those entitled  to  a  Sales Load Waiver.  A sales load  will  not apply  to  other exchanges into the Portfolios or  from  the
Portfolios.   Shares of either Portfolio  must  be  held  at
least 90 days before they can be exchanged for shares of the
Growth  Portfolio without an additional sales  load,  unless the  shares  to be exchanged represent reinvested  dividends and other distributions or you are eligible for a Sales Load
Waiver.
  Exchange  transactions  will be  subject  to  the  minimum initial  investment and other requirements of the fund  into which the exchange is made.  An exchange may not be made  if the  exchange  would  leave  a balance  in  a  shareholder's
Portfolio account of less than $500.
  To  obtain  prospectuses of the other Rodney Square  funds contact RSD.  To obtain more information about exchanges, or to  place exchange orders, contact RSMC, or, if your  shares are held in a trust account with WTC or in an account with a
Service   Organization,   contact   WTC   or   the   Service
Organization.   The  Fund,  on  behalf  of  the  Portfolios,
reserves the right to terminate or modify the exchange offer described here and will give shareholders 60 days' notice of such termination or modification when required by SEC rules.
This exchange offer is  valid only in those jurisdictions
where the sale of  the Rodney  Square  fund  shares to  be
acquired  through  such exchange may be legally made.
------------------------------------------------------------
HOW NET ASSET VALUE IS DETERMINED
------------------------------------------------------------
  RSMC  determines  the net asset value per  share  of  each
Portfolio as of the close of regular trading on the Exchange
(currently 4:00 p.m., Eastern time) on each Business Day  of
the  Fund.   The net asset value per share of each Portfolio
is  calculated by dividing the total current market value of all  of  a Portfolio's assets, less all its liabilities,  by the total number of the Portfolio's shares outstanding.
  The  Portfolios value their assets based on their  current market  prices when market quotations are readily available.
Current  market  prices are generally not readily  available for municipal securities; current market prices may also  be unavailable for other types of fixed-income securities  held
by   the  Portfolios.   To  determine  the  value  of  those
securities, RSMC may use a pricing service that  takes  into account  not  only  developments  related  to  the  specific securities,  but also transactions in comparable securities.
The value of fixed-income securities maturing within 60 days of  the  valuation date may be determined by  valuing  those securities at amortized cost.  Securities that do not have a readily  available current market value are valued  in  good faith  under the direction of the Board of Trustees  of  the
Fund.
  The  assets held by the Diversified Income Portfolio which are  denominated in foreign currencies are valued  daily  in
U.S. dollars at the foreign currency exchange rates that are prevailing  at the time that RSMC determines the  daily  net asset  value  per share.  That Portfolio does not,  however, convert  its foreign currency-denominated assets  into  U.S.
dollars on a daily basis.
-------------------------------------------------------------
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
-------------------------------------------------------------
  DIVIDENDS  AND  OTHER DISTRIBUTIONS.  The  net  investment income  earned by each Portfolio is declared as  a  dividend daily  and paid to its shareholders ordinarily on the  first
Business  Day of the following month, but in no event  later than seven days  after  the  end of the  month  in  which  the
dividends  are  declared.   Net  investment  income   of   a
Portfolio   is   determined   immediately   prior   to   the
determination  of  its net asset value  per  share  on  each
Business Day (see "How Net Asset Value Is Determined ")  and
consists  of  interest accrued and original  issue  discount
(and,  in the case of the Municipal Income Portfolio, if  it so  elects, market discount on tax-exempt securities) earned on  its  investments less amortization of  any  premium  and accrued expenses.  A dividend is payable to shareholders  of
a   Portfolio  who  redeem,  but  not  to  shareholders  who
purchase, shares of the Portfolio on the day the dividend is
declared.   Dividends paid by a Portfolio are  automatically
reinvested  in  additional shares of the  Portfolio  on  the payment  date  at their current net asset value  per  share, unless  the shareholder elects on the Application to receive dividends in cash,  in  the form of a check.
  Each Portfolio makes annual distributions of realized  net short-term capital gain and net capital gain (the excess  of net  long-term  capital  gain over  net  short-term  capital loss), if any, and the Diversified Income Portfolio annually
distributes   net  realized  gains  from  foreign   currency
transactions,  if any, after the end of the fiscal  year  in which the gain was realized by the Portfolio.  Distributions by  a  Portfolio of these gains are automatically reinvested in additional shares of the Portfolio on the payment date at
their  current  net  asset  value  per  share,  unless   the
shareholder  elects on the Application to receive  distributions, in cash, in the form of  a check.
  FEDERAL  INCOME TAX.   Each  Portfolio  intends  to  continue  to
qualify  for  treatment  as a regulated  investment  company under the Internal Revenue Code of 1986, as amended, so that it  will  be relieved of federal income tax on that part  of its  investment company taxable income (generally consisting of  taxable  net  investment income, net short-term  capital gain  and,  in the case of the Diversified Income Portfolio,
net   realized   gains   from   certain   foreign   currency
transactions,  if  any)  and  net  capital  gain   that   is
distributed to its shareholders.  While both Portfolios  may invest  in  securities the interest on which is  subject  to federal  income tax and securities the interest on which  is
exempt   from   that  tax,  under  normal   conditions   the
Diversified  Income  Portfolio  invests  primarily   in
taxable  securities and the Municipal Income Portfolio
invests primarily in tax-exempt securities.
  Distributions  by  the Municipal Income Portfolio  of  the
excess  of  interest  income on tax-exempt  securities  over certain  amounts disallowed as deductions, as designated  by the  Portfolio ("exempt-interest dividends"), may be treated by  its  shareholders  as  interest  excludable  from  gross income.  However, exempt-interest dividends are included  in
a   shareholder's  "modified  adjusted  gross  income"   for
purposes   of  determining  whether  any  portion   of   the
shareholder's   Social  Security  or   railroad   retirement
benefits  are subject to federal income tax.  A  portion  of the exempt-interest dividends paid by that Portfolio may  be
a   tax   preference  item  for  purposes  of  the   federal
alternative  minimum tax.
  Dividends from  each  Portfolio's
investment company taxable income (whether paid in  cash  or reinvested  in additional shares) generally are  taxable  to its  shareholders  as ordinary income.  Distributions  of  a
Portfolio's  net  capital  gain (whether  paid  in  cash  or reinvested in additional shares), when designated as such by the  Portfolio, are taxable to its shareholders as long-term capital  gains, regardless of the length of time  they  have held  their  shares.
   Under the Taxpayer Relief Act of 1997,
different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's
holding period and marginal rate of federal income tax-- generally,
28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15%
marginal tax bracket) for gain recognized on securities held for more than 18 months.  Pursuant to an Internal Revenue Service notice, each
Portfolio may divide each net capital gain distribution into a 28%
rate gain distribution and a 20% rate gain distribution (in
accordance with the Portfolio's holding periods for the securities it sold that generated the distributed gain) and its shareholders must treat those portions accordingly.
  Early  in each  calendar  year,  each
Portfolio  notifies  its  shareholders  of  the  amount  and
federal   tax   status  of  dividends   and   capital   gain
distributions paid (or deemed paid) by the Portfolio  during the preceding year. The information regarding capital gain
distributions designates the portions therof subject to the
different maximum rates of tax applicable to noncorporate taxpayers'
net capital gain indicated above.
  Interest  on  indebtedness  incurred  or  continued  by  a shareholder to purchase or carry Municipal Income  Portfolio shares will not be deductible to the extent that Portfolio's distributions consist of exempt-interest dividends.
  Each  Portfolio is required to withhold 31% of all taxable
dividends,   capital  gain  distributions   and   redemption
proceeds  payable  to  any  individuals  and  certain  other noncorporate  shareholders who do not provide the  Portfolio
with  a  certified  taxpayer  identification  number.   Each
Portfolio  also is required to withhold 31% of  all  taxable dividends  and capital gain distributions payable  to  those
shareholders   who   otherwise   are   subject   to   backup
withholding.    In   connection   with   this    withholding
requirement, unless an investor has indicated that he or she is  subject to backup withholding, the investor must certify on  the  Application  that  the  Social  Security  or  other taxpayer  identification number provided thereon is  correct and  that  the investor is not otherwise subject  to  backup withholding.
  A  redemption  of Portfolio shares may result  in  taxable gain  or  loss  to the redeeming shareholder,  depending  on whether  the redemption proceeds are more or less  than  the shareholder's adjusted basis for the redeemed shares  (which
normally  includes  any  sales  load  paid).   Similar   tax
consequences  generally  will result  from  an  exchange  of shares of one Portfolio for shares of the other Portfolio or for  shares  of  another fund in the Rodney Square  complex.
(See  "Exchange of Shares.")  Special rules apply,  however, when  a  shareholder (1) disposes of shares of  a  Portfolio through  a  redemption  or exchange  within  90  days  after purchase thereof and (2) subsequently acquires shares of the same  Portfolio,  the other Portfolio or any  Rodney  Square fund on which a sales load normally is imposed ("load fund")
without  paying any sales load because of the  reinstatement privilege  (see  "Redemption of  Shares")  or  the  exchange
privilege.   In these cases, any gain on the disposition  of
the  original  Portfolio shares will be increased,  or  loss thereon decreased, by the amount of the sales load paid when the  shares were acquired; and that amount will increase the
adjusted   basis  of  the  load  fund  shares   subsequently
acquired.   Moreover,  if  Portfolio  shares  are  purchased
within  30  days of redeeming other shares of that Portfolio at  a  loss (whether pursuant to the reinstatement privilege or  otherwise),  that  loss will not be  deductible  to  the extent  of the amount reinvested, and an adjustment in  that amount will be made to the shareholder's basis for the newly
purchased  shares.   If  a shareholder  holds  shares  in  a
Portfolio  for six months or less, and sells  any  of  those shares at a loss, the deductible loss is reduced by the amount of exempt-interest  dividends received by the shareholder  with respect  to those shares, and the remaining loss is  treated as  a  long-term, rather than a short-term, capital loss  to the  extent of capital gain distributions received on  those shares.
  STATE AND LOCAL INCOME TAXES.  The exemption of certain interest income  for federal income tax purposes does not necessarily mean  that such income is exempt under the income  or  other
tax   laws   of  any  state  or  local  taxing  authorities.
Shareholders  may be exempt from state and  local  taxes  on distributions of interest income derived from obligations of the  state and/or municipalities of the state in which  they are resident, but generally are taxed on income derived from obligations  of  other jurisdictions.  Early  each  calendar
year,   the   Municipal   Income  Portfolio   notifies   its
shareholders  of  the  portion of  their  tax-exempt  income attributable to each state for the preceding year.
  The  foregoing is only a summary of some of the  important income tax considerations generally affecting the Portfolios and  their shareholders; a further discussion appears in the
Statement of Additional Information.  In addition  to  these considerations,  which are applicable to any  investment  in the  Portfolios, there may be other federal, state or  local tax  considerations  applicable to  a  particular  investor.
Prospective  investors are therefore urged to consult  their tax advisers with respect to the effects of an investment on their own tax situations.
------------------------------------------------------------
PERFORMANCE INFORMATION
------------------------------------------------------------
  All  performance information advertised by each  Portfolio is  based on historical performance of the Portfolio,  shows the  performance  of a hypothetical investment  and  is  not intended  to indicate future performance.  Unlike some  bank deposits or other investments which pay a fixed yield for  a stated  period  of time, a Portfolio's yield and  net  asset value  will vary depending upon, among other things, changes in  market  conditions  and  the level  of  the  Portfolio's
operating   expenses.    The   Fund's   annual   report   to
shareholders  contains  information  with  respect  to   the
performance  of  each  Portfolio.   The  annual  report   is
available upon request and free of charge.
  YIELD.   From time to time, quotations of each Portfolio's
"yield"  may be included in advertisements, sales literature or  shareholder reports.  Quotations of the Municipal Income
Portfolio's  "tax-equivalent yield" may also be included  in advertisements,  sales  literature or  shareholder  reports.
These   quotations,   as  calculated  in   accordance   with
regulations  of  the SEC, reflect deduction of  the  maximum
3.50%  sales  load  and may differ from  a  Portfolio's  net investment  income,  as calculated for  financial  reporting
purposes.   The  yields  quoted are  historical  and  not  a
prediction of future yields.
  The  yield  of  a  Portfolio refers to the net  investment income  generated by the Portfolio over a specified  thirty-
day (one month) period. This income is then annualized. That is,  the amount of income generated by the Portfolio  during that  thirty-day  period is assumed to be  generated  during each  month  over  a  12-month period  and  is  shown  as  a
percentage.   The  effective yield is  expressed  similarly,
but, when annualized, the income earned by an investment  in the  Portfolio  is assumed to be reinvested.  The  effective yield will be slightly higher than the yield because of  the compounding effect of this assumed reinvestment.
  The  Municipal Income Portfolio's tax-equivalent yield  is calculated  by determining the yield that would have  to  be achieved on a fully taxable investment to produce the after-
tax  equivalent of that Portfolio's yield, assuming  certain tax brackets for a Portfolio shareholder.  That formula is:

         The Portfolio's Yield
       __________________________    =  The Shareholder's Tax-Equivalent Yield
  100% - The Shareholder's Tax Bracket

  For example, if the shareholder is in the 39.6% tax bracket and can earn a tax-exempt yield of 5.0%, the tax-equivalent yield would be 8.28%:


          5.0%

      __________________________             =         8.28%
            100% - 39.6%


  TOTAL  RETURN.   From  time to time,  quotations  of  each
Portfolio's   average  annual  total  return  ("Standardized
Return") may be included in advertisements, sales literature
or  shareholder  reports.   Standardized  Return  will  show
percentage rates reflecting the average annual change in the value of an assumed initial investment of $1,000, net of the
Portfolio's   maximum  3.50%  sales   load,   assuming   the
investment has been held for periods of one year, five years and ten years, as of a stated ending date.  If the Portfolio has  not been in operation for those time periods, the  life
of   the   Portfolio   will   be  used   where   applicable.
Standardized  Return  assumes that all dividends  and  other distributions  were reinvested in additional shares  of  the
Portfolio.
  In  addition,  each  Portfolio may advertise  other  total
return  performance data ("Non-Standardized Return").   Non-
Standardized  Return  shows  a  percentage  rate  of  return encompassing  all  elements  of  return  (i.e.,  income  and
capital    appreciation   or   depreciation);   it   assumes
reinvestment of all dividends and other distributions.  Non-
Standardized Return may be quoted for the same or  different periods as those for which Standardized Return is quoted and may  or may not reflect the maximum 3.50% sales load;  where not  included, the inclusion of the sales load would  reduce the Non-Standardized Return.
  Non-Standardized  Return  may  consist  of  a   cumulative
percentage rate of return, an average annual percentage rate of  return,  actual  year-by-year rates or  any  combination
thereof.   Cumulative total return represents the cumulative
change  in value of an investment in a Portfolio for various
periods.    To   illustrate  the   components   of   overall
performance, the cumulative and average annual returns of  a
Portfolio  may be separated into income results and  capital gain  or loss.  The total return of a Portfolio is increased to  the extent that either WTC or RSMC has waived all  or  a portion  of its fees or reimbursed all or a portion  of  the
Portfolio's expenses.
  Past performance is no guarantee of future performance.
-------------------------------------------------------------
MANAGEMENT OF THE FUND
-------------------------------------------------------------
  The  Fund's  Board of Trustees supervises the  management,
activities  and  affairs  of  the  Fund  and  has   approved
contracts  with various financial organizations to  provide, among other services, day-to-day management required by  the
Portfolios and their shareholders.
  INVESTMENT  ADVISER.   WTC, a wholly owned  subsidiary  of
Wilmington  Trust Corporation, a publicly held bank  holding company, is the Investment Adviser of the Portfolios.  Under an  Advisory Agreement with the Fund, dated April  1,  1991,
WTC,  subject  to the supervision of the Board of  Trustees, directs  the investments of the Diversified Income Portfolio in  accordance with its investment objective,  policies  and
limitations.   Under an Advisory Agreement  with  the  Fund,
dated  November 1, 1993, WTC, subject to the supervision  of the  Board  of  Trustees,  directs the  investments  of  the
Municipal Income Portfolio in accordance with its investment objective, policies and limitations.  (These Agreements  are collectively referred to as the "Advisory Agreements.")
  Under  the  Advisory  Agreements, each  Portfolio  pays  a monthly  advisory fee to WTC at the annual rate of 0.50%  of
the  average  daily  net assets of the Portfolio.   WTC  has
agreed  to waive its fee or reimburse each Portfolio monthly to  the  extent  that  expenses of the Portfolio  (excluding taxes,  extraordinary  expenses, brokerage  commissions  and interest)  exceed an annual rate of 0.75% of the Portfolio's average daily net assets through February, 1999.
  In  addition  to  serving as Investment  Adviser  for  the
Portfolios,  WTC  is  engaged in  a  variety  of  investment advisory  activities, including the management of collective
investment  pools.   Eric  K.  Cheung,  Vice  President  and
Manager  of the Fixed Income Management Division and Clayton
M.  Albright,  III,  Vice  President  of  the  Fixed  Income
Management  Division of the Investment Management Department
of   WTC,  are  primarily  responsible  for  the  day-to-day
management of the Diversified Income Portfolio.   From  1978
until  1986, Mr. Cheung was the Portfolio Manager for fixed-
income assets of the Meritor Financial Group.  In 1986,  Mr.
Cheung  joined WTC.  In 1991, he became the Division Manager for  all fixed-income products.  Mr. Albright has been  with
WTC  since  1976.   In  1987,  he  joined  the  fixed-income
division  and  since  that  time  has  specialized  in   the
management   of  intermediate  term/long  term  fixed-income
portfolios.   Robert  F.  Collins, CFA,  Vice  President  of
Credit  Research  and  Municipal Trading  within  the  Fixed
Income  Management  Division of  the  Investment  Management
Department of WTC, is primarily responsible for the  day-to-
day  management  of  the  Municipal Income  Portfolio.   Mr.
Collins  has  been  a municipal bond portfolio  manager  and credit analyst for WTC for more than 10 years.
  ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND  PAYING  AGENT.
RSMC  serves  as Administrator, Transfer Agent and  Dividend
Paying  Agent  for  the Portfolios.  As Administrator,  RSMC
supplies    office   facilities,   non-investment    related
statistical  and  research  data,  stationery   and   office
supplies,  executive and administrative  services,  internal auditing  and regulatory compliance services.  RSMC  assists in  the  preparation  of  reports to shareholders,  prepares proxy  statements,  updates prospectuses and  makes  filings with  the  SEC and state securities authorities.  RSMC  also
performs   certain   budgeting,  financial   reporting   and
compliance monitoring activities.  For the services provided as administrator, RSMC receives a monthly administration fee from  each  Portfolio  at an annual rate  of  0.08%  of  the
Portfolio's average daily net assets.  The Fund does not pay
RSMC  any  separate fees for its services as Transfer  Agent and Dividend Paying Agent for the Portfolios, as WTC assumes the  cost of providing these services to the Portfolios  and
their  shareholders.   Any  related  out-of-pocket  expenses
reasonably  incurred  in  the provision  of  transfer  agent services to a Portfolio are borne by that Portfolio.
  CUSTODIAN.   WTC  serves as Custodian of  the  Fund.   The
Fund does not pay WTC any separate fees for its services  as
Custodian,  as  WTC  assumes the  cost  of  providing  these
services  to  the  Portfolios.   Any  related  out-of-pocket
expenses  reasonably incurred in the provision of  custodial services to a Portfolio are borne by that Portfolio.
  ACCOUNTING SERVICES.  RSMC determines the net asset  value per share of each Portfolio and provides accounting services
to   the  Portfolios  pursuant  to  an  Accounting  Services
Agreement with the Fund.  For providing these services, RSMC receives  an  annual fee of $50,000 per Portfolio  from  the
Fund plus an amount equal to 0.02% of the average daily  net assets of each Portfolio in excess of $100 million.
  DISTRIBUTION AGREEMENT AND RULE 12B-1 PLAN.   Pursuant  to
a  Distribution  Agreement with the Fund,  RSD  manages  the
Fund's  distribution  efforts and  provides  assistance  and expertise  in  developing marketing plans and materials  for the  Portfolios, enters into agreements with  broker-dealers to  sell  shares of the Portfolios and, directly or  through its affiliates, provides shareholder support services.
  Under a Plan of Distribution adopted with respect to  each
Portfolio  pursuant to Rule 12b-1 under the  1940  Act  (the
"12b-1  Plans"),  the  Portfolios  may  reimburse  RSD   for
distribution  expenses  incurred  in  connection  with   the
distribution  efforts  described  above.   The  12b-1  Plans
provide  that  RSD  may be reimbursed for amounts  paid  and expenses incurred for distribution activities encompassed by
Rule  12b-1,  such  as public relations services,  telephone services,  sales presentations, media charges,  preparation, printing and mailing advertising and sales literature,  data processing  necessary  to  support  a  distribution  effort, printing  and  mailing  prospectuses, and  distribution  and shareholder servicing activities of broker-dealers and other financial  institutions.  The Board of Trustees has  limited the  amount  that RSD can receive under the 12b-1  Plans  to
0.25%  of  each Portfolio's average daily net assets  on  an
annualized  basis.   If an increase in  this  limitation  is
requested by RSD and authorized by the Board at some  future
date,  shareholders  of  the  affected  Portfolio  will   be
notified  of that increase.  It is not anticipated, however, that such an increase will be requested.
  The  12b-1  Plan  for the Municipal Income Portfolio  also provides  that in the event that RSD is not fully reimbursed for  its  distribution  expenses during  any  month  due  to limitations set by the Trustees, the unpaid portion  may  be carried  forward for possible reimbursement into  successive months and fiscal years to give RSD the ability to recoup at some  point  in time any major capital outlay on  behalf  of that  Portfolio.  Under the 12b-1 Plan, RSD may  charge  the
Municipal  Income Portfolio interest or finance  charges  on unreimbursed  distribution expenses that have  been  carried forward  from  prior  fiscal years, but  only  with  express
authorization  by  the  Board of  Trustees.   RSD  does  not
currently intend to request such authorization.  If interest charges are requested by RSD and authorized by the Board  at some  future time, the shareholders of the Municipal  Income
Portfolio will be advised of those charges.
  BANKING   LAWS.    Banking  laws  prohibit  deposit-taking
institutions   and   certain  of   their   affiliates   from
underwriting or distributing securities.  WTC believes,  and counsel  to  WTC  has advised the Fund,  that  WTC  and  its affiliates  may perform the services contemplated  by  their respective  agreements with the Fund  without  violation  of
applicable  banking  laws or regulations.   If  WTC  or  its
affiliates  were prohibited from performing these  services, it  is  expected  that the Board of Trustees would  consider
entering  into agreements with other entities.   If  a  bank
were  prohibited from acting as a Service Organization,  its shareholder  clients would be expected to  be  permitted  to remain  Portfolio  shareholders and  alternative  means  for
servicing  such  shareholders would be sought.   It  is  not
expected   that  shareholders  would  suffer   any   adverse
financial  consequences  as  a  result  of  any   of   these
occurrences.
  State  securities  laws may require  banks  and  financial
institutions  involved  in  distribution  to   register   as
dealers, even if this is not required by federal law.
------------------------------------------------------------
DESCRIPTION OF THE FUND
------------------------------------------------------------
  The  Fund  is  a  diversified open-end investment  company established on May 7, 1986 as a Massachusetts business trust under Massachusetts law by a Declaration of Trust.
  The  authorized shares of beneficial interest in the  Fund are  currently  divided into two series or  portfolios,  the
Diversified  Income  Portfolio  and  the  Municipal   Income
Portfolio. The Trustees are empowered by the Declaration  of
Trust  and  the  Bylaws to establish additional  series  and classes  of shares, although they have no present  intention of doing so.
  The  Fund's  capital  consists of an unlimited  number  of shares  of  beneficial interest.  Shares of  the  Portfolios entitle  their holders to one vote per share and  fractional votes  for fractional shares held.  Separate votes are taken by  each  Portfolio  on  matters affecting  that  Portfolio.
Shares  have  noncumulative  voting  rights,  do  not   have
preemptive or subscription rights and are transferable.
  As  of November 30, 1997, WTC owned by virtue of shared or sole  voting or investment power on behalf of its underlying customer  accounts  72% of the shares of  the  Diversified
Income  Portfolio and 18% of the shares of  the  Municipal
Income  Portfolio,  and may be deemed to  be  a  controlling person of the Fund under the 1940 Act.
  The  Fund  does  not hold annual meetings of shareholders.
There  will normally be no meetings of shareholders for  the purpose  of electing Trustees unless and until such time  as less  than  a  majority of the Trustees holding office  have been  elected  by shareholders, at which time  the  Trustees then  in  office will call a shareholders' meeting  for  the election  of Trustees.  Under the 1940 Act, shareholders  of record  owning  no less than two-thirds of  the  outstanding shares  of  the Fund may remove a Trustee by  vote  cast  in person  or  by  proxy at a meeting called for that  purpose.
The  Trustees are required to call a meeting of shareholders for  the  purpose of voting upon the question of removal  of any  Trustee  when requested in writing  to  do  so  by  the shareholders  of  record owning not less  than  10%  of  the
Fund's outstanding shares.

------------------------------------------------------------
APPENDIX
------------------------------------------------------------
The  following paragraphs contain a brief description of the securities  in  which  the Portfolios  may  invest  and  the strategies  in which they may engage consistent  with  their investment objectives and policies.
Securities  that may be purchased by the Diversified  Income
Portfolio and the Municipal Income Portfolio
  Asset-Backed  Securities.   The  Portfolios  may  purchase
interests  in pools of obligations, such as credit  card  or
automobile   loan   receivables,  purchase   contracts   and
financing leases.  Such securities are also known as "asset-
backed  securities," and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or  an auction rate that is periodically reset at auction.
  Asset-backed  securities typically are supported  by  some
form   of  credit  enhancement,  such  as  cash  collateral,
subordinated  tranches, a letter of credit, surety  bond  or
limited   guaranty.   Credit  enhancements  do  not  provide
protection  against  changes in  the  market  value  of  the
security.   If  the  credit  enhancement  is  exhausted   or
withdrawn, security holders may experience losses or  delays in  payment  if required payments of principal and  interest are  not  made  with respect to the underlying  obligations.
Except  in very limited circumstances, there is no  recourse
against   the   vendors  or  lessors  that  originated   the
underlying obligations.
  Asset-backed securities are likely to involve  unscheduled prepayments of principal that may affect yield to  maturity, result  in losses and may be reinvested at higher  or  lower interest  rates than the original investment.  The yield  to maturity  of asset-backed securities that represent residual interests  in  payments of principal or interest  on  fixed-
income obligations is particularly sensitive to prepayments.
  The  value  of asset-backed securities may change  because
of    changes   in   the   market's   perception   of    the
creditworthiness  of the servicing agent  for  the  pool  of underlying  obligations, the originator of those obligations or the financial institution providing credit enhancement.
  BANK  OBLIGATIONS.   The Portfolios  may  invest  in  U.S.
dollar-denominated  obligations of  major  banks,  including
certificates   of  deposit,  time  deposits   and   bankers'
acceptances of U.S. banks and their branches located outside of the United States, of U.S.  branches of foreign banks and of  wholly-owned banking subsidiaries of such foreign  banks located  in  the United States, provided that the  bank  has assets of at least $5 billion at the date of investment.
  Obligations  of  foreign branches of U.S. banks  and  U.S.
branches  or wholly-owned subsidiaries of foreign banks  may be  general  obligations of the parent bank, of the  issuing branch  or  subsidiary, or both, or may be  limited  by  the
terms   of   a   specific  obligation  or  by   governmental
regulation.  Because such obligations are issued by  foreign entities, they are subject to the risks of foreign investing discussed  below  in connection with the Diversified  Income
Portfolio's investments in foreign debt obligations.
  CORPORATE   BONDS,  NOTES  AND  COMMERCIAL  PAPER.    Each
Portfolio   may  invest  in  corporate  bonds,   notes   and
commercial  paper.   These obligations  generally  represent
indebtedness of the issuer and may be subordinated to  other
outstanding  indebtedness of the issuer.   Commercial  paper
consists of short-term unsecured promissory notes issued  by corporations in order to finance their current operations.
  FIXED-INCOME  SECURITIES WITH BUY-BACK  FEATURES.   Fixed-
income  securities  purchased by  the  Portfolios  may  have various  buy-back  features that permit  the  Portfolios  to recover  principal  upon tendering  the  securities  to  the issuer or a third party.  For example, a Portfolio may enter into  a  stand-by  commitment permitting  the  Portfolio  to resell  fixed-income securities back to the original  seller at a specified price.  The Portfolios may also purchase long-
term  fixed-rate  bonds  that may be tendered  at  specified intervals to a bank or other financial institution for their
face  value.   Demand instruments permit the  Portfolios  to
demand  from  the issuer payment of principal  plus  accrued interest upon a specified number of days' notice.  These buy-
back  features are often supported by letters of  credit  or other  guarantees  obtained  by  the  issuers  or  financial
intermediaries.   However, without credit  enhancements,  if
there is a default or significant downgrading of a bond  or, in  the  case of a municipal bond, a loss of its  tax-exempt status, the buy-back feature may terminate automatically and the  risk to the Portfolio holding the bond will be that  of holding a long-term security.
  ILLIQUID  SECURITIES.  Certain of the  Portfolios'  assets may  be considered illiquid, including restricted securities that  can  only  be resold in a registered public  offering, over-the-counter options and repurchase agreements  or  time deposits maturing in more than 7 days. No more than 15% of a
Portfolio's  net assets may be invested in these  and  other illiquid securities.
  MORTGAGE-BACKED  SECURITIES.   Mortgage-backed  securities
are securities representing interests in a pool of mortgages secured  by real property.  There are three basic  types  of mortgage-backed securities: (1) those issued  or  guaranteed by  the  U.S. Government, its agencies or instrumentalities, such  as  Government National Mortgage Association ("GNMA"),
Federal  National Mortgage Association ("FNMA") and  Federal
Home  Loan Mortgage Corporation ("FHLMC"); (2) those  issued by  private issuers and collateralized by securities  issued or  guaranteed by the U.S. Government; and (3) those  issued by  private issuers and collateralized by mortgage loans  or
other   mortgage-backed  securities  without  a   government
guarantee  but  usually  with some form  of  private  credit
enhancement.   The  value of all mortgage-backed  securities
will vary with the creditworthiness of the issuer, the level
and  type  of  collateralization  and  interest  rates.   In
addition,  the mortgage-backed securities market in  general
may   be  adversely  affected  by  changes  in  governmental
regulation or tax policies.
  The  yield  characteristics of mortgage-backed  securities differ from those of traditional debt securities.  Among the major  differences are that interest and principal  payments
are   made  more  frequently,  usually  monthly,  and   that
principal  may  be prepaid at any time.  The rates  of  such prepayments can be expected to accelerate as interest  rates
decline.   To  the  extent  the  Portfolios  purchase  these
securities  at a premium or discount, prepayment rates  will affect  yield to maturity.  Prepayments also can  result  in losses on securities purchased at a premium to the extent of
the  premium.   In  addition,  prepayments  usually  can  be
expected  to be reinvested at lower interest rates than  the original investment.  Derivative mortgage-backed securities, such  as  stripped  mortgage-backed securities  or  residual interests,  generally  are  more  sensitive  to  changes  in interest rates, and the market for such securities  is  less liquid  than the market for traditional debt securities  and mortgage-backed  securities.  Interest  only  and  principal
only   mortgage-backed  securities  backed   by   fixed-rate
mortgages and issued by an agency or instrumentality of  the
U.S.  Government  may  be determined to  be  liquid  by  WTC pursuant  to  guidelines approved by  the  Fund's  Board  of
Trustees.
  MUNICIPAL SECURITIES.  The municipal securities  in  which
the   Portfolios  may  invest  include  general  obligation,
revenue  or  special obligation, industrial development  and private activity municipal bonds.  General obligation  bonds are  secured by an issuer's pledge of its full faith, credit and  unlimited taxing power for the payment of principal and
interest.   Revenue or special obligation bonds are  payable
only from the revenues derived from a particular facility or class  of  facility or project or, in some cases,  from  the
proceeds  of  a  special  excise or other  tax.   Similarly,
resource recovery bonds are issued to build facilities  such as  solid waste incinerators or waste-to-energy; the revenue stream from those bonds is secured by fees or rents paid  by municipalities  for use of the facilities  and  depend  upon whether the municipalities appropriate funds for these usage
fees.    The  term   "municipal  securities"  also  includes
municipal  lease  obligations, such as  leases,  installment purchase  contracts  and conditional  sales  contracts,  and
certificates  of  participation  therein.   Municipal  lease
obligations  are  issued by state and local governments  and authorities  to purchase land or various types of  equipment
or   facilities   and  may  be  subject  to  annual   budget
appropriations.
  Industrial   development  bonds  ("IDB's")   and   private
activity  bonds ("PAB's") finance various privately operated facilities, such as airport or pollution control facilities.
These  obligations are included within the  term  "municipal securities"  if  the interest paid thereon  is  exempt  from federal  income  tax  in the opinion of  the  bond  issuer's
counsel.   IDB's and PAB's are in most cases  revenue  bonds
and  thus are not payable from the unrestricted revenues  of
the  issuer.   The  credit quality of  IDB's  and  PAB's  is
usually directly related to the credit standing of the  user of  the  facilities being financed.  The interest  on  these bonds issued after August 15, 1986, generally is an item  of tax  preference  for  purposes of  the  federal  alternative minimum tax.
  PARTICIPATION  INTERESTS.   The  Portfolios  may  purchase
participation interests in fixed-income securities that have been  issued  by  banks  or  other  financial  institutions.
Participation interests give the holders differing interests in  the  underlying securities, depending upon the  type  or class  of certificate purchased.  For example, coupon  strip certificates give the holder the right to receive a specific portion  of  interest payments on the underlying securities;
principal  strip certificates give the holder the  right  to receive  principal payments and the portion of interest  not
payable  to  coupon strip certificate holders.   Holders  of
certificates  of participation in interest payments  may  be entitled  to  receive a fixed rate of interest,  a  variable rate  that  is  periodically reset to  reflect  the  current market rate or an auction rate that is periodically reset at auction.
  More  complex participation interests involve special risk considerations.  Since these instruments have only  recently been  developed, there can be no assurance that  any  market
will   develop   or  be  maintained  for  the   instruments.
Generally, the fixed-income securities that are deposited in trust for the holders of these interests are the sole source of  payments  on the interests; holders cannot look  to  the sponsor  or  trustee of the trust or to the issuers  of  the securities  held in trust or to any of their affiliates  for
payment.   Nevertheless,  participation  interests  may   be
backed  by  credit enhancements such as letters  of  credit, insurance policies, surety bonds or liquidity facilities  to provide  full  or partial coverage for certain defaults  and losses  relating to the underlying securities or to  provide liquidity  support  for participation  interests  that  give holders  the  right to demand payment of  principal  upon  a specified number of days' notice.
  REPURCHASE  AGREEMENTS.   The  Portfolios  may  invest  in
repurchase   agreements   fully   collateralized   by   U.S.
Government  obligations.   A  repurchase  agreement   is   a
transaction  in which a Portfolio purchases a  security  and simultaneously commits to resell that security to the seller at  an agreed upon market rate of interest that is unrelated to  the  coupon rate or maturity of the purchased  security.
While it does not currently appear possible to eliminate all risks  from these transactions (particularly the possibility
of   a  decline  in  the  market  value  of  the  underlying
securities,  as well as delay and costs to the Portfolio  in connection with bankruptcy proceedings), it is the policy of the  Portfolios  to limit repurchase transactions  to  those banks  and  primary  dealers in U.S. Government  obligations
whose   creditworthiness  has  been   reviewed   and   found
satisfactory by WTC.
  U.S.  GOVERNMENT OBLIGATIONS.  Each Portfolio may purchase obligations  issued or guaranteed by the U.S. Government  or any  of  its agencies or instrumentalities ("U.S. Government obligations"),  including direct  obligations  of  the  U.S.
Government  (such as Treasury bills, notes  and  bonds)  and
obligations   issued   by  U.S.  Government   agencies   and
instrumentalities.   Agencies and instrumentalities  include
executive  departments of the U.S. Government or independent federal organizations supervised by Congress.  Although  not all obligations of agencies and instrumentalities are direct obligations  of the U.S. Treasury, payment of  the  interest and  principal  on  these obligations  is  generally  backed directly or indirectly by the U.S. Government.  This support can  range from obligations supported by the full faith  and credit  of  the  United States (for example,  U.S.  Treasury securities  or  GNMA  securities) to  obligations  that  are supported solely or primarily by the creditworthiness of the issuer  (for example, securities issued by FNMA,  FHLMC  and the Tennessee Valley Authority).  In the case of obligations not  backed  by  the  full faith and credit  of  the  United
States,  the Portfolios must look principally to the  agency or  instrumentality issuing or guaranteeing  the  obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency  or instrumentality does not meet its commitments.
  VARIABLE  AND  FLOATING RATE SECURITIES.  The  Portfolios'
investments  may  include fixed, variable or  floating  rate
securities.   Variable  or  floating  rate  securities  bear
interest at rates subject to periodic adjustment or  provide for periodic recovery of principal on demand.  Under certain conditions,  these  securities may  be  considered  to  have remaining  maturities equal to the time remaining until  the next  interest  rate adjustment date or the  date  on  which principal can be recovered on demand.
  The  variable  rate  securities in  which  the  Portfolios invest  may  pay  interest at rates that vary  inversely  to
changes   in   market  interest  rates.   These  securities,
referred  to as "inverse floating obligations" or  "residual interest bonds" provide opportunities for higher yields  but are subject to greater fluctuations in market value.
  WHEN-ISSUED  SECURITIES.   Each  Portfolio  may   purchase
securities  on  a  "when-issued" basis for delivery  to  the
Portfolio  later than the normal settlement  date  for  such
securities,  at  a  stated price and yield.   The  Portfolio
generally does not pay for such securities or start  earning interest on them until they are received.  However,  when  a
Portfolio  purchases securities on a when-issued  basis,  it immediately  assumes the risks of ownership,  including  the risk of price fluctuation.  Failure by the issuer to deliver a  security purchased on a when-issued basis may result in a
loss   or  a  missed  opportunity  to  make  an  alternative
investment.
  ZERO  COUPON  SECURITIES.  The Portfolios  may  invest  in zero  coupon securities of governmental or private  issuers.
Such  securities generally pay no interest to their  holders prior to maturity.  Accordingly, such securities are usually issued and traded at a deep discount from their face or  par value  and  are  subject to greater fluctuations  in  market value  in response to changing interest rates than are  debt obligations of comparable maturities and credit quality that make current distributions of interest in cash.
SECURITIES  THAT MAY BE PURCHASED BY THE DIVERSIFIED  INCOME
PORTFOLIO
  CONVERTIBLE SECURITIES.  The Diversified Income  Portfolio
may  invest in convertible bonds or notes or preferred stock that  may  be  converted into or exchanged for a  prescribed amount  of  common  stock of the same or a different  issuer within  a particular period of time at a specified price  or
formula.   The  issuer  may  have  the  right  to  call  the
securities before the conversion feature is exercised.
  FOREIGN   DEBT   OBLIGATIONS.   The   Diversified   Income
Portfolio  may  invest in obligations  of  foreign  issuers, including  foreign governments, payable in U.S. dollars  and issued  in  the United States (Yankee bonds).  The Portfolio may  invest  up to 10% of its total assets, at the  time  of purchase, in obligations of foreign and U.S. issuers payable in  U.S.  dollars  and  issued  outside  the  United  States
(Eurobonds)  and  other  non-U.S. dollar-denominated  fixed-
income securities of foreign issuers, including those issued
by  foreign  governments.   The Portfolio's  investments  in
foreign   fixed-income  securities  may  involve  risks   in
addition  to  those normally associated with investments  in domestic  securities, including the possible  imposition  of exchange control regulations or currency restrictions, which would  prevent cash being brought back to the United States;
less  publicly available information with respect to issuers of securities; less extensive regulation of foreign brokers, the  securities markets and issuers of securities;  lack  of uniform  accounting standards; a generally lower  degree  of liquidity than that available in the U.S. markets;  and  the possible  imposition of foreign taxes, including taxes  that
may  be  confiscatory.   Other risks of  foreign  investment
include  non-negotiable brokerage commissions, lower trading
volume   and   greater   volatility,  possible   delays   in
settlement,  the  difficulty  of  enforcing  obligations  in
foreign   countries,  and  possible  political   or   social
instability  in foreign countries.  Further, to  the  extent that  the Diversified Income Portfolio invests in securities denominated  in  foreign currencies, the Portfolio  will  be subject  to fluctuations in foreign currency exchange  rates and costs incurred in conversions between currencies.
  OBLIGATIONS   ISSUED  BY  SUPRANATIONAL   AGENCIES.    The
Diversified  Income Portfolio may invest in the  obligations of  supranational  agencies, such as the International  Bank
for  Reconstruction and Development (the World Bank).   Such
obligations  may  be denominated in U.S.  dollars  or  other
currencies.   Supranational  agencies  rely  on  funds  from
participating countries, often including the United  States, from  which they must request funds.  Such requests may  not
always   be   honored.    Moreover,   the   securities    of
supranational agencies, depending on where and how they  are issued, may be subject to some of the risks discussed  above with respect to foreign debt obligations.
  PREFERRED  STOCKS.  The Diversified Income  Portfolio  may
invest  in  dividend-paying preferred  stocks  of  U.S.  and
foreign   issuers  that,  in  the  judgment  of  WTC,   have
substantial  potential for income production.   Such  equity
securities involve greater risk of loss of income than  debt securities  because  the issuers are not  obligated  to  pay
dividends.   In addition, equity securities are  subordinate
to  debt  securities  and are more  subject  to  changes  in economic  and  industry conditions and  to  changes  in  the financial condition of the issuers.
  REVERSE  REPURCHASE  AGREEMENTS.  The  Diversified  Income
Portfolio  may  enter into reverse repurchase agreements  to sell  portfolio  securities to securities dealers  or  banks subject  to  the  Portfolio's agreement  to  repurchase  the securities  at  an agreed-upon date and price  reflecting  a market  rate  of  interest.  The  value  of  the  securities subject to a reverse repurchase agreement may decline  below the  repurchase  price.  The Portfolio  may  also  encounter delays  in recovering the securities and even loss of rights
in   the   securities   should  the  opposite   party   fail
financially.   Reverse repurchase agreements, together  with
other  borrowing by the Portfolio, are limited to  one-third of the Portfolio's assets.  The Portfolio will maintain with the  Fund's custodian in a segregated account cash or liquid securities,  marked to market daily, in an amount  at  least
equal   to   the   Portfolio's  obligations  under   reverse
repurchase agreements that are outstanding.
INVESTMENT  STRATEGIES THAT MAY BE USED BY  THE  DIVERSIFIED
INCOME PORTFOLIO
  LENDING  OF PORTFOLIO SECURITIES.  The Diversified  Income
Portfolio may lend securities to increase investment  income through  interest  on  the loan.  All loan  agreements  will require that the loans be fully collateralized by cash, U.S.
Government obligations or any combination of cash  and  such
securities,  marked  to market value daily.   The  Portfolio
continues to receive interest on the securities lent  or  an equivalent  fee  from  the  borrower,  while  simultaneously
earning  income  on the investment of the  collateral.   The
Portfolio retains authority to terminate a loan at any  time and  retains voting, subscription, dividend and other rights
when  it is in the Portfolio's best interests to do so.   If
the  borrower of the securities fails financially, there may be  a  delay in receiving additional collateral, a delay  in recovering  the  securities or even loss of the  collateral.
However, loans are only made to borrowers that are deemed by
WTC to be of good standing and when, in the judgment of WTC, the income that can be earned justifies the attendant risks.
The  aggregate value of outstanding securities loans in  the
Portfolio's holdings may not exceed one-third of  its  total assets.
  HEDGING STRATEGIES.  The Diversified Income Portfolio  may
engage  in  options and futures strategies to hedge  various market  risks (such as interest rates and broad or  specific
market  movements)  or  to  enhance  potential  gain.    The
Diversified  Income  Portfolio may  also  purchase  or  sell forward  currency  contracts in an  attempt  to  manage  the
Portfolio's  foreign currency exposure.  The  Portfolio  may enter  into  forward currency contracts to set the  rate  at
which   currency  exchanges  will  be  made   for   specific
contemplated  transactions.  The Portfolio  may  also  enter into forward currency contracts in amounts approximating the value  of  one or more portfolio positions to fix  the  U.S.
dollar  value  of those positions.  Use of options,  futures and  forward  currency contracts by the  Diversified  Income
Portfolio   is  limited  by  market  conditions,  regulatory
limitations and other tax considerations.
  The   use  of  forward  currency  contracts,  options  and
futures  involves certain investment risks  and  transaction costs. These risks include: dependence on WTC's and the sub-
advisers'  ability to predict movements  in  the  prices  of
individual   securities,   fluctuations   in   the   general
securities  markets  and movements  in  interest  rates  and currency markets; imperfect correlation between movements in the price of currency, options, futures contracts or related options  and  movements  in the price  of  the  currency  or security hedged or used for cover; the fact that skills  and techniques  needed to trade options, futures  contracts  and related  options  or to use forward currency  contracts  are different  from  those needed to select  the  securities  in which  the  Fund invests; and lack of assurance that a liquid secondary  market  will  exist for  any  particular  option, futures  contract or related option at any particular  time.

  SHORT  SALES  AGAINST  THE BOX.   The  Diversified  Income
Portfolio may engage in a short sale against the  box  as  a hedge when WTC believes that the price of a security held by the  Portfolio may decline. In  an ordinary  or uncovered short sale, the seller does  not  own the  securities  sold,
and  must subsequently  purchase  an equivalent
amount  of  securities  in the market to complete or
cover  the transaction.  In a "short sale against the  box,"
however,  the  seller already owns securities equivalent  to the  securities sold short, and it is these securities which are  held  by  the broker ("against the box") to  cover  the
transaction.   The  broker borrows the securities  that  are
actually sold from a third party.  Because the seller  already owns  the  securities  sold and does not  need  to  purchase equivalent  securities in the market, the  sale  entails  no possibility of market gain or risk of market loss other than the  gain or loss that would be realized by an ordinary sale of the securities.


THE RODNEY SQUARE
    STRATEGIC FIXED-INCOME FUND
APPLICATION & NEW ACCOUNT REGISTRATION
____________________________________________________________________________
INSTRUCTIONS:                           RETURN THIS COMPLETED FORM TO:
FOR WIRING INSTRUCTIONS OR FOR          THE RODNEY SQUARE STRATEGIC
ASSISTANCE IN COMPLETING THIS               FIXED-INCOME FUND
FORM CALL (800) 336-9970                C/O RODNEY SQUARE MANAGEMENT CORP.
                                        P.O. Box 8987
                                        WILMINGTON, DE 19899-9752
____________________________________________________________________________
PORTFOLIO SELECTION ($1,000 MINIMUM)
     __ DIVERSIFIED INCOME PORTFOLIO $___________
     __ MUNICIPAL INCOME PORTFOLIO   $___________
     TOTAL AMOUNT TO BE INVESTED     $___________

____By check. (Make payable to "The Rodney Square Stategic Fixed-Income Fund")
____By wire. Call 1-800-336-9970 for Instructions.
____Bank from which funds will be wired _____________________
                              wire date _____________________
______________________________________________________________________________
ACCOUNT REGISTRATION - JOINT TENANTS USE LINES 1 AND 2; CUSTODIAN FOR A MINOR,
USE LINES 1 AND 3; CORPORATION, TRUST OR OTHER ORGANIZATION OR ANY FIDUCIARY
CAPACITY, USE LINE 4.

1.Individual__________________________________________________________________
            First Name    MI      Last Name     Customer Tax ID No.*
2.Joint Tenancy**
            __________________________________________________________________
            First Name    MI      Last Name     Customer Tax ID No.*
3.Gifts to Minors***
        _______________________  _______________  under the   __________
           Minor's Name        Customer Tax ID No.*            State
4.Other Registration
               _____________________________________  _____________________
                                                       Customer Tax ID No.*
5.If Trust, Date of Trust Instrument:_________________________________________

6._______________________________________
        Your Occupation
7.___________________________________   _______________________________________
       Employer's Name                       Employer's Address

*Customer  Tax  Identification No.: (a) for an individual, joint tenants,  or a custodial  account under the Uniform Gifts/Transfers to Minors Act, supply the Social Security number of the registered account owner who is to be taxed;
 (b) for  a trust, a corporation, a partnership, an organization, a fiduciary, etc., supply  the  Employer Identification number of the legal entity or or-
 ganization that will report income and/or gains.
** "Joint Tennants with Rights of Survivorship" unless otherwise specified.
*** Regulated by the state's Uniform Gift/Transfers to Minors Act.
______________________________________________________________________________
ADDRESS OF RECORD
______________________________________________________________________________
             Street
______________________________________________________________________________
3/96          City                 State             Zip Code

______________________________________________________________________________
DISTRIBUTION OPTIONS - IF THESE BOXES ARE NOT CHECKED, ALL DISTRIBUTIONS WILL
BE INVESTED IN ADDITIONAL SHARES.
                                             Pay Cash for:
                                   Income Dividends              Other

DIVERSIFIED INCOME PORTFOLIO             ___                      ___

MUNICIPAL INCOME PORTFOLIO               ___                      ___

______________________________________________________________________________
CHECK  ANY  OF  THE FOLLOWING IF YOU WOULD LIKE ADDITIONAL INFORMATION  ABOUT
A PARTICULAR PLAN OR SERVICE SENT TO YOU.
___AUTOMATIC INVESTMENT PLAN ___SYSTEMATIC WITHDRAWAL PLAN ___CHECK REDEMPTIONS
(Check  redemptions  services are generally not available  for  clients  of
WTC through  their  trust or corporate cash management accounts;  this  service may also not be available for clients of Service Organizations.)
______________________________________________________________________________
RIGHTS OF ACCUMULATION (SEE PROSPECTUS) -- INDICATE ANY RELATED ACCOUNT(S) IN
FUNDS OR PORTFOLIOS IN THE RODNEY SQUARE COMPLEX WHICH WOULD QUALIFY FOR A
REDUCED SALES LOAD AS OUTLINED UNDER "PURCHASE OF SHARES-REDUCED SALES LOAD
PLANS" IN THE PROSPECTUS.

_____________________  ____________  ____________________  ___________________
 Fund/Portfolio Name    Account No.   Registered Owner      Relationship

_____________________  ____________  ____________________  ___________________
 Fund/Portfolio Name    Account No.   Registered Owner      Relationship
______________________________________________________________________________
LETTER OF INTENT
I agree to the Letter of Intent provisions set forth below. I am not obligated but intend to invest an aggregate amount of at least:

__ $25,000  __ $50,000  __ $100,000  __ $250,000  __ $500,000  __ $1,000,000

Under the terms described under "PURCHASE OF SHARES-Reduced Sales Load Plans" in the Prospectus, over a thirteen-month period beginning __________________.

I hereby irrevocably constitute and appoint RSMC as my agent and attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

I understand that this letter is not effective until it is accepted by RSMC.

____________________________________   ____________________________________
  Authorized Signature                   Authorized Signature
______________________________________________________________________________
SALES LOAD WAIVERS -- PLEASE INDICATE IN THE SPACE PROVIDED THE NATURE OF YOUR
ELIGIBILITY FOR A WAIVER OF SALES LOADS. (SEE "PURCHASE OF SHARES-SALES LOAD
WAIVERS" IN THE PROSPECTUS.)

Nature of Affiliation ______________________________________________________
____________________________________________________________________________

CERTIFICATIONS AND SIGNATURE(S) - PLEASE SIGN EXACTLY AS REGISTERED UNDER
"ACCOUNT REGISTRATION."
   I have received and read the Prospectus for The Rodney Strategic Fixed-
Income Fund and agree to its terms; I am of legal age. I understand that the shares offered by this Prospectus are not deposits of, or guaranteed by, Wilmington Trust Company, nor are the shares insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board or any other agency. I further understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in The Rodney Square
Strategic Fixed-Income Fund been duly adopted.

  I certify under penalties of perjury that the Social Security number or taxpayer identification number shown above is correct. Unless the box below is checked, I certify under penalties of perjury that I am not subject to backup withholding because the Internal Revenue Service (a) has not notified me that I am as a result of failure to report all interest or dividends, or (b) has notified me that I am no longer subject to backup withholding. The certifications in this paragraph are required from all nonexempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law.

____Check here if you are subject to backup withholding.

Signature___________________________________________      Date____________

Signature___________________________________________      Date____________
           Joint Owner/Trustee
Check one:  __ Owner  __ Trustee  __ Custodian  __ Other _____________________
______________________________________________________________________________
IDENTIFICATION OF SERVICE ORGANIZATION
We  authorize  Rodney Square Management Corporation ("RSMC"), and Rodney
Square Distributors, Inc. ("RSD") in the case of transactions by telephone, to act  as our agents in connection with transactions authorized by this order form.
Service Organization Name and Code____________________________________________
Branch Address and Code_______________________________________________________
Representative or Other Employee Code_________________________________________
Authorized Signature of Service Organization___________Telephone (___)________

THE RODNEY SQUARE
    STRATEGIC FIXED-INCOME FUND
APPLICATION for TELEPHONE REDEMPTION OPTION
______________________________________________________________________________
Telephone redemption permits redemption of fund shares by telephone, with proceeds directed only to the fund account address of record or to the bank account designated below.  For investments by check, telephone redemption is available only after these shares have been on the  Fund's books for 10 days.

This form is to be used to add or change the telephone redemption option on your Rodney Square Strategic Fixed-Income Fund account(s).
______________________________________________________________________________
ACCOUNT INFORMATION
     Portfolio Name(s):_______________________________________________________
     Fund Account Number(s):__________________________________________________
                          (Please provide if you are a current account holder:)

  Registered in the Name(s) of:_______________________________________________

                               _______________________________________________

  Registered Address:_________________________________________________________

                     _________________________________________________________

NOTE:  If this form is not submitted together with the application, a coporate resolution must be included for accounts registered to other than an individ-
ual, a fiduciary or partnership.
______________________________________________________________________________
REDEMPTION INSTRUCTIONS

     ___Add            ___Change

Check one or more.
     ___Mail proceeds to my fund account address of record (must be $10,000 or less and address must be established for a minimum of 60 days)
     ___Mail proceeds to my bank
     ___Wire proceeds to my bank (minimum $1,000)
     ___All of the above

Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System.  If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution.  In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.
______________________________________________________________________________
3/96

BANK INFORMATION
PLEASE COMPLETE THE FOLLOWING INFORMATION ONLY IF PROCEEDS MAILED/WIRED TO YOUR
BANK WAS SELECTED.  A VOIDED BANK CHECK MUST BE ATTACHED TO THIS APPLICATION.
  Name of Bank________________________________________________________________
  Bank Routing Transit #______________________________________________________
  Bank Address________________________________________________________________
  City/State/Zip______________________________________________________________
  Bank________________________________________________________________________
  Account Number______________________________________________________________
  Name(s) on Bank Account_____________________________________________________
______________________________________________________________________________
AUTHORIZATIONS
  By electing the telephone redemption option, I appoint Rodney Square
  Management Corporation ("RSMC") my agent to redeem shares of any designated
  Rodney Square fund when so instructed by telephone.  This power will continue if I am disabled or incapacitated.  By granting this power, I understand that RSMC may be contacted, on my apparent behalf, by imposters.
  In view of this risk, I futher understand and agree that RSMC plans to follow reasonable procedures to confirm that instructions communicated by telephone are genuine.  Such procedures shall include sending proceeds to telephone redemption requests only to my account address of record, or to the bank listed above.  Proceeds in excess of $10,000 will be sent only to my predesignated bank.  By signing below, I agree on behalf of myself, my successors and assigns, not to hold RSMC, any of its affiliates, or any
  Rodney Square fund responsible for acting under the powers I have given
  RSMC, provided the aforementioned precautionary procedures are duly followed.
  I also agree that all account and registration information I have given will remain the same unless I instruct RSMC otherwise in writing, accompanied by a signature guarantee.  If I want to terminate this agreement, I will give
  RSMC at least ten days notice in writing.  If RSMC or other Rodney Square funds want to terminate this agreement, they will give me at least ten days notice in writing.

  All owners on the account must sign below and obtain signature guarantee(s).

_____________________________________      ___________________________________
Signature of Individual Owner              Signature of Joint Owner (if any)


______________________________________________________________________________
Signature of Corporate Officer, Trustee or other _ please include your title

You must have a signature(s) guaranteed by an eligible institution acceptable to the Fund's transfer agent, such as a bank, broker/dealer, government securi-ties dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. A Notary Public is not an acceptable guarantor.
                         SIGNATURE GUARANTEE(S) (stamp)


[Outside cover - divided into three sections]
[Left Section]

TRUSTEES
Eric Brucker
Fred L. Buckner
Robert J. Christian
Martin L. Klopping
John J. Quindlen
-------------------

OFFICERS
Martin L. Klopping, President
Joseph M. Fahey, Jr., Vice President
Robert C. Hancock, Vice President & Treasurer
Carl M. Rizzo, Esq., Secretary
Diane D. Marky, Assistant Secretary
Connie L. Meyers, Assistant Secretary
John J. Kelley, Assistant Treasurer
---------------------------------------------

ADMINISTRATOR AND
TRANSFER AGENT
Rodney Square Management Corporation
Rodney Square North
1100 N. Market St.
Wilmington, DE 19890-0001
-------------------------------------

INVESTMENT ADVISER AND
CUSTODIAN
Wilmington Trust Company
Rodney Square North
1100 N. Market St.
Wilmington, DE 19890-0001
-------------------------

DISTRIBUTOR
Rodney Square Distributors, Inc.
Rodney Square North
1100 N. Market St.
Wilmington, DE 19890-0001
--------------------------------

RS10

[Middle Section]

the RODNEY SQUARE
    STRATEGIC
	FIXED-INCOME
	FUND

[GRAPHIC] RSMC Logo

PROSPECTUS
JANUARY 2, 1998


[Right Section]

                 TABLE OF CONTENTS

                                                    PAGE
Expense Table....................................     2
Financial Highlights.............................     4
Questions and Answers About the Portfolio........     6
Investment Objectives and Policies...............     8
Purchase of Shares...............................    12
Shareholder Accounts.............................    15
Redemption of Shares.............................    15
Exchange of Shares...............................    17
How Net Asset Value is Determined................    18
Dividends, Other Distributions and Taxes.........    19
Performance Information..........................    21
Management of the Fund...........................    22
Description of the Fund..........................    24
Appendix.........................................    25
Application & New Account Registration...........    31


ii
SAI.DOC                      ii                     12/20/96






        THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                     Rodney Square North
                  1100 North Market Street
              Wilmington, Delaware  19890-0001


          The Rodney Square Strategic Fixed-Income Fund
     (the  "Fund")  is  an open-end investment  company
     consisting  of  two portfolios, The Rodney  Square
     Diversified  Income  Portfolio  (the  "Diversified
     Income Portfolio") and The Rodney Square Municipal
     Income Portfolio (the "Municipal Income Portfolio"
     and,   together   with   the  Diversified   Income
     Portfolio,  the  "Portfolios").   The  Diversified
     Income   Portfolio   seeks  high   total   return,
     consistent with high current income, by  investing
     principally  in various types of investment  grade
     fixed-income  securities.   The  Municipal  Income
     Portfolio seeks a high level of income exempt from
     federal    income   tax   consistent   with    the
     preservation of capital.











             STATEMENT OF ADDITIONAL INFORMATION

                       January 2, 1998





      This  Statement  of Additional Information  is  not  a
prospectus and should be read in conjunction with the Fund's current  Prospectus, dated January 2, 1998, as amended  from
time  to  time.   A  copy of the current Prospectus  may  be
obtained,  without  charge,  by  writing  to  Rodney  Square
Distributors, Inc. ("RSD"), Rodney Square North, 1100  North
Market  Street, Wilmington, DE 19890-0001, and from  certain institutions  such  as  banks or  broker-dealers  that  have entered  into  servicing agreements with RSD or  by  calling
(800) 336-9970.
                      TABLE OF CONTENTS
INVESTMENT POLICIES                                        1
SPECIAL CONSIDERATIONS                                    10
INVESTMENT LIMITATIONS                                    11
TRUSTEES AND OFFICERS                                     14
WILMINGTON TRUST COMPANY                                  15
INVESTMENT ADVISORY SERVICES                              16
ADMINISTRATION, ACCOUNTING AND DISTRIBUTION AGREEMENTS
  AND RULE 12B-1 PLANS                                    17
PORTFOLIO TRANSACTIONS                                    21
PORTFOLIO TURNOVER                                        22
REDEMPTIONS                                               22
NET ASSET VALUE AND DIVIDENDS                             23
PERFORMANCE INFORMATION                                   24
TAXES                                                     31
DESCRIPTION OF THE FUND                                   34
OTHER INFORMATION                                         35
FINANCIAL STATEMENTS                                      36
APPENDIX A                                               A-1
APPENDIX B                                               B-1

        THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                     INVESTMENT POLICIES

      The following information supplements the information concerning each Portfolio's investment objective, policies and limitations found in the Prospectus.


THE  DIVERSIFIED  INCOME PORTFOLIO AND THE MUNICIPAL  INCOME
PORTFOLIO

      Wilmington  Trust  Company  ("WTC"),  the  Portfolios'
Investment  Adviser, employs an investment process  that  is disciplined,  systematic and oriented toward a  quantitative
assessment  and  control  of  volatility.   The  Portfolios'
exposure  to  credit  risk  is  moderated  by  limiting  the
Portfolios' investments to securities that, at the  time  of
purchase,   are  rated  investment  grade  by  a  nationally
recognized  statistical rating organization such as  Moody's
Investors Service, Inc. ("Moody's") or Standard & Poor's,  a
division of The McGraw-Hill Companies, Inc. ("S&P"), or,  if unrated,  are determined by WTC to be of comparable quality.
Ratings, however, are not guarantees of quality or of stable credit  quality.  WTC continuously monitors the  quality  of the  Portfolios'  holdings,  and  should  the  rating  of  a security be downgraded or its quality be adversely affected,
WTC will determine whether it is in the best interest of the affected Portfolio to retain or dispose of the security.
      The effect of interest rate fluctuations in the market
on  the  principal value of the Portfolios is  moderated  by limiting  the  average  dollar weighted  duration  of  their
investments  -  in  the  case  of  the  Diversified   Income
Portfolio to a range of 2 1/2 to 4 years and in the case of the
Municipal  Income  Portfolio to a range of  4  to  8  years.
Investors  may  be  more  familiar  with  the  term  average effective  maturity  (when,  on  average,  the  fixed-income securities  held  by  the Portfolio will  mature)  which  is sometimes  used  to  express the  anticipated  term  of  the
Portfolios' investments.  Generally, the stated maturity  of
a   fixed-income  security  is  longer  than  its  projected
duration.   Under  normal  market  conditions,  the  average
effective  maturity, in the case of the  Diversified  Income
Portfolio,   is  expected  to  fall  within   a   range   of
approximately 3 to 5 years, and in the case of the Municipal
Income  Portfolio, within a range of approximately 5  to  10 years.

THE DIVERSIFIED INCOME PORTFOLIO
     WTC's goal in managing the Diversified Income Portfolio
is  to  gain  additional  return  by  analyzing  the  market complexities and individual security attributes which affect the  returns  of fixed-income securities.  The Portfolio  is intended  to  appeal  to  investors who  want  a  thoughtful exposure to the broad fixed-income securities market and the high  current  returns that characterize the  short-term  to intermediate-term sector of that market.
     Given the short to intermediate average duration of the
Diversified  Income  Portfolio's holdings  and  the  current interest  rate environment, the Portfolio should  experience smaller price fluctuations than those experienced by  longer term  bond  funds and a higher yield than fixed-price  money
market   funds.   Of  course,  the  Portfolio  will   likely
experience larger price fluctuations than money market funds and  a  lower yield than longer term bond funds.  Given  the quality  of  its  holdings, which must be  investment  grade
(rated  within  the top four categories)  or  comparable  to investment  grade  securities at the time of  purchase,  the
Portfolio  will accept lower yields in order  to  avoid  the credit  concerns experienced by funds that invest  in  lower quality fixed-income securities.

THE MUNICIPAL INCOME PORTFOLIO
      WTC's  goal in managing the Municipal Income Portfolio
is  to  achieve  high interest income that  is  exempt  from federal income tax and to preserve capital by analyzing  the market complexities and individual security attributes which affect  the returns of municipal securities and other  types of  fixed-income securities.  The Portfolio is  intended  to appeal  to  investors who want high current tax-free  income with moderate price fluctuations.
       Given  the  intermediate  average  duration  of   the
Municipal  Income  Portfolio's  holdings  and  the   current
interest  rate environment, the Portfolio should  experience smaller price fluctuations than those experienced by  longer term municipal funds and a higher yield than fixed-price tax-
exempt  money  market funds.  Of course, the Portfolio  will likely  experience  larger  price  fluctuations  than  money market  funds  and a lower yield than longer term  municipal
funds.   Given  the quality of its holdings, which  must  be
investment  grade (rated within the top four categories)  or comparable  to investment grade securities at  the  time  of purchase, the Portfolio should also experience lesser  price
fluctuations   (as   well  as  lower  yields)   than   those
experienced by funds that invest in lower quality tax-exempt securities.
      The  Municipal  Income Portfolio  may  invest  in  the
securities  of other investment companies within the  limits prescribed by the 1940 Act.  Under normal circumstances, the
Portfolio intends to invest less than 5% of the value of its
assets in the securities of other investment companies.   In
addition to the Portfolio's expenses (including the  various fees),  as a shareholder in another investment company,  the
Portfolio  would  bear  its pro rata portion  of  the  other
investment  company's expenses (including  fees).   However,
the Portfolio's Investment Adviser will waive its investment advisory  fee  with respect to the assets of  the  Portfolio invested in other investment companies, to the extent of the advisory  fee  charged  by any investment  adviser  to  such investment company.


PORTFOLIO INVESTMENTS
      The Portfolios may purchase the following types of fixed-income securities:

     FIXED-INCOME SECURITIES WITH BUY-BACK FEATURES.  Fixed-
income   securities  with  buy-back  features   enable   the
Portfolios   to   recover  principal  upon   tendering   the
securities  to the issuer or a third party.  These  buy-back features are often supported by letters of credit issued  by domestic  or foreign banks.  In evaluating a foreign  bank's credit,  WTC  considers whether adequate public  information about  the  bank is available and whether the  bank  may  be subject  to  unfavorable political or economic developments, currency  controls  or other governmental restrictions  that could  adversely  affect the bank's  ability  to  honor  its commitment under the letter of credit.  The Municipal Income
Portfolio  will not acquire municipal securities  with  buy-
back  features if, in the opinion of counsel, the  existence of  a buy-back feature would alter the tax-exempt nature  of interest  payments  on the underlying securities  and  cause those  payments  to  be taxable to that  Portfolio  and  its shareholders.
      Buy-back  features  include standby  commitments,  put
bonds and demand features.
           STANDBY  COMMITMENTS.   The  Portfolios  may
     acquire  standby  commitments from broker-dealers,
     banks or other financial intermediaries to enhance
     the  liquidity of portfolio securities.  A standby
     commitment  entitles  a  Portfolio  to  same   day
     settlement   at   amortized  cost   plus   accrued
     interest,  if  any, at the time of exercise.   The
     amount  payable  by  the  issuer  of  the  standby
     commitment during the time that the commitment  is
     exercisable  generally  approximates  the   market
     value of the securities underlying the commitment.
     Standby  commitments are subject to the risk  that
     the  issuer  of  a  commitment may  not  be  in  a
     position  to  pay for the securities at  the  time
     that the commitment is exercised.
           Ordinarily, a Portfolio will not transfer  a
     standby commitment to a third party, although  the
     Portfolio may sell securities subject to a standby
     commitment at any time.  A Portfolio may  purchase
     standby   commitments   separate   from   or    in
     conjunction  with the purchase of  the  securities
     subject  to the commitments.  In the latter  case,
     the  Portfolio  may  pay a higher  price  for  the
     securities  acquired  in  consideration  for   the
     commitment.
          PUT BONDS.  A put bond (also referred to as a
     tender  option  or third party  bond)  is  a  bond
     created  by coupling an intermediate or  long-term
     fixed  rate  bond  with  an agreement  giving  the
     holder the option of tendering the bond to receive
     its  par  value.  As consideration  for  providing
     this  tender  option,  the  sponsor  of  the  bond
     (usually  a bank, broker-dealer or other financial
     intermediary)  receives periodic fees  that  equal
     the  difference  between the bond's  fixed  coupon
     rate and the rate (determined by a remarketing  or
     similar  agent) that would cause the bond, coupled
     with  the  tender  option, to trade  at  par.   By
     paying  the  tender  offer fees,  a  Portfolio  in
     effect  holds  a  demand  obligation  that   bears
     interest at the prevailing short-term rate.
           In  selecting put bonds for the  Portfolios,
     WTC  takes into consideration the creditworthiness
     of  the  issuers of the underlying bonds  and  the
     creditworthiness of the providers  of  the  tender
     option  features.   A  sponsor  may  withdraw  the
     tender  option  feature  if  the  issuer  of   the
     underlying bond defaults on interest or  principal
     payments, the bond's rating is downgraded  or,  in
     the  case of a municipal bond, the bond loses  its
     tax-exempt status.

            DEMAND   FEATURES.   Many   variable   rate
     securities  carry demand features that permit  the
     holder to demand repayment of the principal amount
     of   the   underlying  securities   plus   accrued
     interest, if any, upon a specified number of days'
     notice  to  the  issuer or its  agent.   A  demand
     feature  may  be  exercisable at any  time  or  at
     specified  intervals.   Variable  rate  securities
     with  demand  features are  treated  as  having  a
     maturity  equal to the time remaining  before  the
     holder can next demand payment of principal.   The
     issuer  of a demand feature instrument may have  a
     corresponding  right  to  prepay  the  outstanding
     principal of the instrument plus accrued interest,
     if  any,  upon notice comparable to that  required
     for the holder to demand payment.

       GUARANTEED   INVESTMENT  CONTRACTS.    A   guaranteed
investment  contract ("GIC") is a general obligation  of  an
insurance  company.   A  GIC is generally  structured  as  a
deferred annuity under which the purchaser agrees to  pay  a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of
the  contract.   Some  GIC's provide that  the  insurer  may
periodically  pay  discretionary excess  interest  over  and above  the  guaranteed  rate.  At the  GIC's  maturity,  the purchaser generally is given the option of receiving payment or an annuity.  Certain GIC's may have features which permit redemption by the issuer at a discount from par value.
      Generally,  GIC's are not assignable  or  transferable
without  the  permission of the issuer.  As  a  result,  the
acquisition   of   GIC's  is  subject  to  the   limitations
applicable  to each Portfolio's acquisition of illiquid  and restricted securities.  The holder of GIC's is dependent  on the  creditworthiness of the issuer as to whether the issuer is  able to meet its obligations.  Neither Portfolio intends to invest more than 5% of its net assets in GIC's.

      ILLIQUID SECURITIES.  A Portfolio may not purchase  or
otherwise  acquire any security or invest  in  a  repurchase agreement  if, as a result, more than 15% of the Portfolio's net  assets  (taken at current value) would be  invested  in
illiquid  securities.   For  purposes  of  this  limitation,
repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by  virtue  of legal or contractual restrictions  on  resale
("restricted  securities")  or  the  absence  of  a  readily available market are considered illiquid.
      Restricted  securities may be sold only  in  privately
negotiated  transactions,  pursuant  to  an  exemption  from registration  under the 1933 Act or in a  registered  public
offering.   Where registration is required, a Portfolio  may
be  obligated to pay all or part of the registration expense and  a  considerable period may elapse before the  Portfolio may  sell  the  security  under  an  effective  registration
statement.   If,  during  such  a  period,  adverse   market
conditions  were to develop, the Portfolio  might  obtain  a less  favorable  price  than  prevailed  when  it  initially decided to sell the security.
      In  recent  years  a  large institutional  market  has
developed  for  certain securities that are  not  registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities,  municipal securities and corporate bonds and notes.  These instruments are  often restricted securities because the securities  are either  themselves  exempt  from  registration  or  sold  in
transactions   not  requiring  registration.   Institutional
investors  generally will not seek to sell these instruments to  the general public, but instead will often depend either
on   an   efficient  institutional  market  in  which   such
unregistered  securities  can be readily  resold  or  on  an
issuer's   ability   to  honor  a  demand   for   repayment.
Therefore,  the  fact  that there are contractual  or  legal restrictions  on  resale to the general  public  or  certain institutions  is  not dispositive of the liquidity  of  such investments.
      To  facilitate the increased size and liquidity of the
institutional markets for unregistered securities,  the  SEC adopted Rule 144A under the 1933 Act.  Rule 144A establishes a  "safe harbor" from the registration requirements  of  the
1933  Act  for  resale  of certain securities  to  qualified institutional buyers.  Institutional markets for  restricted
securities  have  developed  as  a  result  of  Rule   144A,
providing  both readily ascertainable values for  restricted securities  and  the ability to liquidate an  investment  to
satisfy  share  redemption  orders.   Such  markets  include
automated  systems for the trading, clearance and settlement of  unregistered securities of domestic and foreign issuers,
such   as  the  PORTAL  System  sponsored  by  the  National
Association  of  Securities Dealers, Inc.   An  insufficient
number  of  qualified  institutional  buyers  interested  in purchasing Rule 144A-eligible restricted securities held  by
a   Portfolio,   however,   could   affect   adversely   the
marketability of such portfolio securities, and a  Portfolio might be unable to dispose of such securities promptly or at reasonable prices.
      The  Board of Trustees has the ultimate responsibility
for  determining  whether  144A  securities  are  liquid  or
illiquid.   The Board has delegated the function  of  making
day-to-day  determinations of liquidity to WTC  pursuant  to
guidelines   approved  by  the  Board.   WTC  monitors   the
liquidity  of 144A securities in each Portfolio's  portfolio and  reports periodically on such decisions to the Trustees.
WTC  takes  into  account a number of  factors  in  reaching liquidity  decisions, including (1) the frequency of  trades for the security, (2) the number of dealers that made quotes for  the  security,  (3) the number  of  dealers  that  have undertaken to make a market in the security, (4) the  number of  other potential purchasers for the security and (5)  the nature  of  the security and how trading is effected  (E.G., the  time  needed  to  sell  the security,  how  offers  are solicited and the mechanics of the transfer).
           OVER-THE-COUNTER OPTIONS.  All or a  portion
     of the value of the instrument underlying an over-
     the-counter  option may be illiquid  depending  on
     the assets held to cover the option and the nature
     and terms of any agreement a Portfolio may have to
     close out the option before expiration.

     MORTGAGE-BACKED SECURITIES.  Mortgage-backed securities
are securities representing interests in a pool of mortgages secured by real property.
       Government  National  Mortgage  Association  ("GNMA")
mortgage-backed   securities  are  securities   representing
interests  in  pools of mortgage loans to  residential  home buyers  made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed  by
the   Federal  Housing  Administration  or  insured  by  the
Veterans  Administration.  Timely payment  of  interest  and principal on each mortgage loan is backed by the full  faith and credit of the U.S. Government.
      The Federal National Mortgage Association ("FNMA") and
Federal Home Loan Mortgage Corporation ("FHLMC") both  issue
mortgage-backed   securities  that  are  similar   to   GNMA
securities  in  that they represent interests  in  pools  of mortgage  loans.  FNMA guarantees timely payment of interest and  principal  on  its  certificates and  FHLMC  guarantees
timely   payment  of  interest  and  ultimate   payment   of
principal.   FHLMC  also  has  a  program  under  which   it
guarantees timely payment of scheduled principal as well  as
interest.   FNMA  and FHLMC guarantees are  backed  only  by
those  agencies and not by the full faith and credit of  the
U.S. Government.
      In the case of mortgage-backed securities that are not
backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is  insufficient.  This may occur even though the collateral is U.S. Government-backed.
     Most mortgage-backed securities pass monthly payment of
principal and interest through to the holder after deduction of a servicing fee.  However, other payment arrangements are possible.  Payments may be made to the holder on a different schedule  than that on which payments are received from  the borrower,  including, but not limited to, weekly,  bi-weekly
and   semiannually.   The  monthly  principal  and  interest
payments also are not always passed through to the holder on a  pro-rata  basis.  In the case of collateralized  mortgage obligations ("CMO's"), the pool is divided into two or  more tranches and special rules for the disbursement of principal and interest payments are established.
      CMO residuals are derivative securities that generally
represent interests in any excess cash flow remaining  after making  required payments of principal and interest  to  the holders of the CMO's described above.  Yield to maturity  on
CMO  residuals  is extremely sensitive to  prepayments.   In
addition,  if a series of a CMO includes a class that  bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments  are based.
       Stripped  mortgage-backed  securities  ("SMBS")   are
derivative multi-class mortgage securities and may be issued by  agencies or instrumentalities of the U.S. Government  or by  private  mortgage lenders.  SMBS usually are  structured with  two classes that receive different proportions of  the
interest  and/or  principal  distributions  on  a  pool   of
mortgage assets.  A common type of SMBS will have one  class of holders receiving all interest payments - "Interest Only"
or  "IO"  -  and  another  class of  holders  receiving  the principal repayments - "Principal Only" or "PO."  The  yield to  maturity of IO and PO classes are extremely sensitive to prepayments on the underlying mortgage assets.
      Although  the Portfolios do not intend  to  invest  in
securities  of investment companies generally,  a  Portfolio may invest in mortgage-backed securities that are issued  by entities that would be considered investment companies under the  Investment Company Act of 1940 ("1940 Act") but for  an
exemption  from  that  Act granted  by  the  Securities  and
Exchange  Commission  ("SEC");  and  the  Municipal   Income
Portfolio,  as  noted in the Prospectus, may  invest,  under certain circumstances, in money market funds.

      MUNICIPAL SECURITIES.  Municipal securities  are  debt
obligations  issued  by or on behalf of states,  territories and  possessions  of  the  United States,  the  District  of
Columbia    and    their   sub-divisions,    agencies    and
instrumentalities, the interest on which is, in the  opinion of bond counsel, exempt from federal income tax.  These debt obligations  are issued to obtain funds for  various  public purposes, such as the construction of public facilities, the payment  of  general operating expenses or the refunding  of
outstanding  debts.   They may also  be  issued  to  finance
various  privately owned or operated activities.  The  three general  categories  of  municipal  securities  are  general
obligation,  revenue  or  special  obligation  and   private
activity municipal securities.
           GENERAL OBLIGATION SECURITIES.  The proceeds
     from  general obligation securities  are  used  to
     fund  a  wide range of public projects,  including
     the   construction  or  improvement  of   schools,
     highways  and roads, and water and sewer  systems.
     These    obligations   are    secured    by    the
     municipality's  pledge of principal  and  interest
     and  are  payable from the municipality's  general
     unrestricted revenues.
           REVENUE  OR  SPECIAL OBLIGATION  SECURITIES.
     The  proceeds  from revenue or special  obligation
     securities  are  used to fund a  wide  variety  of
     capital  projects, including electric, gas,  water
     and  sewer systems; highways, bridges and tunnels;
     port   and   airport  facilities;   colleges   and
     universities;  and  hospitals.  These  obligations
     are  secured by revenues from a specific  facility
     or  group of facilities or, in some cases, from  a
     specific  revenue source such as  an  excise  tax.
     Many  municipal  issuers  also  establish  a  debt
     service  reserve  fund from  which  principal  and
     interest payments are made.  Further security  may
     be  available in the form of the state's  ability,
     without  obligation, to make up  deficits  in  the
     reserve fund.
           MUNICIPAL   LEASE  OBLIGATIONS.    These
        revenue  or  special obligation  securities
        may   take   the  form  of  a   lease,   an
        installment purchase or a conditional  sale
        contract   issued   by  state   and   local
        governments  and  authorities  to   acquire
        land,  equipment and facilities.   Usually,
        the    Portfolios    will    purchase     a
        participation interest in a municipal lease
        obligation  from a bank or other  financial
        intermediary.   The participation  interest
        gives  the  holder  a pro  rata,  undivided
        interest  in  the  total  amount   of   the
        obligation.
          Municipal  leases frequently  have  risks
        distinct from those associated with general
        obligation or revenue bonds.  The  interest
        income from the lease obligation may become
        taxable if the lease is assigned.  Also, to
        free     the    municipal    issuer    from
        constitutional or statutory  debt  issuance
        limitations,  many  leases  and   contracts
        include non-appropriation clauses providing
        that the municipality has no obligation  to
        make  future  payments under the  lease  or
        contract  unless money is appropriated  for
        that  purpose  by  the  municipality  on  a
        yearly  or other periodic basis.   Finally,
        the lease may be illiquid.
          RESOURCE  RECOVERY BONDS.   A  number  of
        factors  may  affect the value  and  credit
        quality   of   these  revenue  or   special
        obligations.   These  factors  include  the
        viability  of  the project being  financed,
        environmental  protection  regulations  and
        project operator tax incentives.

            PRIVATE   ACTIVITY   SECURITIES.    Private
     activity    securities   may    be    issued    by
     municipalities  to  finance  privately  owned   or
     operated   educational,   hospital   or    housing
     facilities,  local  facilities for  water  supply,
     gas,  electricity, sewage or solid waste disposal,
     and  industrial  or  commercial  facilities.   The
     payment   of  principal  and  interest  on   these
     obligations generally depends upon the  credit  of
     the  private owner/user of the facilities financed
     and, in certain instances, the pledge of real  and
     personal property by the private owner/user.   The
     interest  income  from certain  types  of  private
     activity  securities  may  be  considered  a   tax
     preference   item  for  purposes  of  the   federal
     alternative minimum tax ("AMT").
     Short-term municipal securities include the following:
           TAX ANTICIPATION NOTES ("TAN'S") AND REVENUE
     ANTICIPATION  NOTES ("RAN'S").   These  notes  are
     issued  by  states, municipalities and other  tax-
     exempt  issuers to finance short-term  cash  needs
     or,  occasionally, to finance construction.   Most
     TAN's  and  RAN's are general obligations  of  the
     issuing  entity  payable from taxes  or  revenues,
     respectively, expected to be received  within  one
     year.
           BOND  ANTICIPATION NOTES  ("BAN'S").   These
     notes   are  issued  with  the  expectation   that
     principal and interest of the maturing notes  will
     be  paid  out of proceeds from bonds to be  issued
     concurrently or at a later date.  BAN's are issued
     most frequently by revenue bond issuers to finance
     such items as construction and mortgage purchases.
           CONSTRUCTION  LOAN NOTES  ("CLN'S").   These
     notes are issued primarily by housing agencies  to
     finance  construction of projects for  an  interim
     period  prior to a bond issue.  CLN's are  secured
     by a lien on the property under construction.

      PARTICIPATION  INTERESTS AND ASSET-BACKED  SECURITIES.
The  Portfolios  may  invest in participation  interests  in fixed-income securities.  A participation interest  provides the certificate holder with a specified interest in an issue
of   fixed-income  securities.   The  Portfolios  may   also
purchase  participation  interests in  pools  of  securities backed  by various types of fixed-income obligations,  known as  "asset-backed securities." For example, the  Diversified
Income  Portfolio  may  purchase interests  in  fixed-income obligations  generated by motor vehicle  installment  sales, installment loan contracts, leases of various types of  real and  personal property and receivables from revolving credit
card   agreements.   The  Municipal  Income  Portfolio   may
purchase  interests in leases of various types of  municipal property.
     Some participation interests give the holders differing
interests in the underlying securities, depending  upon  the type or class of certificate purchased.  For example, coupon strip  certificates give the holder the right to  receive  a specific  portion  of interest payments  on  the  underlying securities; principal strip certificates give the holder the right  to  receive  principal payments and  the  portion  of interest  not  payable to coupon strip certificate  holders.
Holders   of  certificates  of  participation  in   interest
payments  may  be  entitled  to  receive  a  fixed  rate  of interest,  a  variable  rate that is periodically  reset  to reflect  the current market rate or an auction rate that  is
periodically  reset  at  auction.   Asset-backed   residuals
represent interests in any excess cash flow remaining  after required payments of principal and interest have been made.
      More  complex participation interests involve  special
risk  considerations.   Since these  instruments  have  only
recently been developed, there can be no assurance that  any market  will  develop or be maintained for the  instruments.
Generally, the fixed-income securities that are deposited in trust for the holders of these interests are the sole source of  payments  on the interests; holders cannot look  to  the sponsor  or  trustee of the trust or to the issuers  of  the securities  held in trust or to any of their affiliates  for payment.
      Participation  interests purchased at a  discount  may
experience price volatility.  Certain types of interests are sensitive  to fluctuations in market interest rates  and  to prepayments on the underlying securities.  A rapid  rate  of prepayment can result in the failure to recover the holder's initial investment.
      The  extent  to  which  the yield  to  maturity  of  a
participation interest is sensitive to prepayments  depends, in  part,  upon  whether the interest  was  purchased  at  a discount or premium, and if so, the size of that discount or
premium.    Generally,  if  a  participation   interest   is
purchased at a premium and principal distributions occur  at a rate faster than that anticipated at the time of purchase, the  holder's  actual yield to maturity will be  lower  than that  assumed  at  the time of purchase.  Conversely,  if  a participation  interest  is  purchased  at  a  discount  and principal  distributions occur at a rate  faster  than  that assumed at the time of purchase, the investor's actual yield to  maturity will be higher than that assumed at the time of purchase.
       Participation  interests  in  pools  of  fixed-income
securities  backed  by  certain types  of  debt  obligations
involve   special  risk  considerations.   The  issuers   of
securities   backed  by  automobile  and  truck  receivables
typically  file  financing  statements  evidencing  security interests  in  the receivables, and the servicers  of  those
obligations take and retain custody of the obligations.   If
the servicers, in contravention of their duty to the holders of  the  securities backed by the receivables, were to  sell the obligations, the third party purchasers could acquire an interest  superior to the interest of the security  holders.
Also,  most  states require that a security  interest  in  a vehicle  be  noted  on  the certificate  of  title  and  the certificate  of  title  may not be amended  to  reflect  the
assignment  of  the lender's security interest.   Therefore,
the  recovery  of the collateral in some cases  may  not  be available to support payments on the securities.  Securities backed  by  credit card receivables are generally unsecured, and  both  federal  and state consumer protection  laws  may allow set-offs against certain amounts owed.
      The  Municipal  Income Portfolio will only  invest  in
participation  interests in municipal securities,  municipal leases  or in pools of securities backed by municipal assets if,  in  the opinion of counsel, any interest income on  the participation  interest will be exempt from  federal  income tax  to  the  same extent as the interest on the  underlying securities.

      VARIABLE AND FLOATING RATE SECURITIES.  Each Portfolio
may  invest  in variable and floating rate securities.   The
terms of variable and floating rate instruments provide  for the  interest rate to be adjusted according to a formula  on certain predetermined dates.  Floating rate securities  have interest rates that change whenever there is a change  in  a designated base rate while variable rate securities  provide for  a  specified periodic adjustment in the interest  rate.
In  both cases, these adjustments are intended to result  in the securities having a market value that approximates their par value.
      The variable rate nature of these securities decreases
changes  in  their value due to interest rate  fluctuations.
As  interest  rates decrease or increase, the potential  for capital gain and the risk of capital loss is less than would
be  the  case  for  fixed-income securities.   Variable  and
floating rate instruments with minimum or maximum rates  set by state law are subject to somewhat greater fluctuations in value.  Because the adjustment of interest rates on floating and  variable  rate  securities is made  in  relation  to  a designated  base  rate  or rate adjustment  index,  interest rates  on  these  securities may be  higher  or  lower  than
current   market   rates  for  fixed  rate  obligations   of
comparable quality with similar stated maturities.  Variable and  floating rate instruments that are repayable on  demand at  a future date are deemed to have a maturity equal to the time  remaining until the principal will be received on  the assumption  that  the  demand feature is  exercised  on  the earliest possible date.  For the purposes of evaluating  the credit  risks  of  variable and floating  rate  instruments, these instruments are deemed to have a maturity equal to the time  remaining  until  the  earliest  date  the  holder  is entitled to demand repayment of principal.
     Each Portfolio may also purchase inverse floaters which
are  floating rate instruments whose interest rates bear  an
inverse   relationship  to  the  interest  rate  on  another
security  or the value of an index.  Changes in the interest rate  on  the other security or index inversely  affect  the interest  rate paid on the inverse floater, with the  result that  the  inverse  floater's  price  is  considerably  more volatile  than that of a fixed rate security.  For  example, an  issuer may decide to issue two variable rate instruments
instead  of  a  single  long-term,  fixed  rate  bond.   The
interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument  (the inverse  floater) reflects the approximate rate  the  issuer would have paid on a fixed rate bond multiplied by two minus
the   interest  rate  paid  on  the  short-term  instrument.
Depending  on  market availability, the  two  variable  rate
instruments may be combined to form a fixed rate bond.   The
market for inverse floaters is relatively new.

        WHEN-ISSUED    SECURITIES    AND    DELAYED-DELIVERY
TRANSACTIONS.  Each Portfolio may buy when-issued securities or  sell securities on a delayed-delivery basis.  This means that  delivery and payment for the securities normally  will take place approximately 15 to 90 days after the date of the
transaction.   The payment obligation and the interest  rate
that  will be received are each fixed at the time the  buyer enters  into  the  commitment.  During  the  period  between purchase and settlement, no payment is made by the purchaser and  no interest accrues to the purchaser.  However, when  a security  is  sold on a delayed-delivery basis,  the  seller does not participate in further gains or losses with respect to  the  security.  If the other party to a  when-issued  or delayed-delivery transaction fails to transfer  or  pay  for the  securities, the Portfolio could miss a favorable  price or yield opportunity or could suffer a loss.
      A  Portfolio will make a commitment to purchase  when-
issued  securities  only  with  the  intention  of  actually acquiring  the securities, but the Portfolio may dispose  of the  commitment before the settlement date if it  is  deemed advisable  as a matter of investment strategy.  A  Portfolio may  also  sell  the underlying securities before  they  are delivered  which may result in gains or losses.  A  separate account  for  each Portfolio is established  at  the  Fund's custodian  bank,  into which cash and/or  liquid  securities equal  to the amount of when-issued purchase commitments  is
deposited.   If the market value of the deposited securities
declines,  additional cash or securities will be  placed  in the  account  on  a  daily basis to  cover  the  Portfolio's outstanding commitments.
      When a Portfolio purchases a security on a when-issued
basis,  the  security  is  recorded  as  an  asset  on   the
commitment  date and is subject to changes in  market  value generally,  based  upon  changes in the  level  of  interest
rates.   Thus,  upon  delivery,  the  market  value  of  the
security may be higher or lower than its cost, and this  may
increase or decrease the Portfolio's net asset value.   When
payment for a when-issued security is due, a Portfolio  will meet its obligations from then-available cash flow, the sale of  the securities held in the separate account, the sale of other  securities  or  from  the  sale  of  the  when-issued securities  themselves.  The sale of securities  to  meet  a
when-issued   purchase  obligation  carries  with   it   the
potential for the realization of capital gains or losses.
      The Municipal Income Portfolio may purchase securities
on a when-issued basis in connection with the refinancing of
an    issuer's    outstanding    indebtedness    ("refunding
contracts").  These contracts require the issuer to sell and the Portfolio to buy municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future.  The offering proceeds are then used  to refinance existing municipal obligations.  Although the  Municipal Income Portfolio may sell its rights under  a refunding contract, the secondary market for these contracts may be less liquid than the secondary market for other types of  municipal securities.  The Portfolio generally will  not be  obligated to pay the full purchase price if it fails  to
perform  under  a  refunding contract.   Instead,  refunding
contracts usually provide for payment of liquidated  damages to the issuer (currently 15-20% of the purchase price).  The
Portfolio  may  secure  its  obligation  under  a  refunding contract  by  depositing collateral or a  letter  of  credit equal  to  the liquidated damages provision of the refunding
contract.   When required by SEC guidelines,  the  Portfolio
will  place liquid assets in a segregated custodial  account
equal   in  amount  to  its  obligations  under  outstanding
refunding contracts.

      ZERO COUPON BONDS.  The Portfolios may invest in  zero
coupon  bonds  of  governmental  or  private  issuers   that
generally  pay  no  interest  to  their  holders  prior   to
maturity.   Since  zero coupon bonds  do  not  make  regular
interest payments, they allow an issuer to avoid the need to generate  cash  to  meet current interest payments  and  may involve  greater  credit risks than  bonds  paying  interest
currently.   Tax laws requiring the distribution of  accrued
discount  on  the  bonds,  even though  no  cash  equivalent thereto  has  been paid, may cause a Portfolio to  liquidate investments in order to make the required distributions.
      LENDING  OF PORTFOLIO SECURITIES.  Each Portfolio  may
make fully collateralized loans of its portfolio securities.
The  Municipal Income Portfolio has no current intention  of so doing, and would lend its portfolio securities only under unusual market conditions, since the interest income that  a
Portfolio receives from lending its securities is considered taxable income.
      When  a  Portfolio lends its portfolio securities,  it
will  retain  all or a portion of the interest  received  on investment of the cash collateral or will receive a fee from the borrower.  Although voting rights, or rights to consent, with  respect  to  the loaned securities will  pass  to  the borrower, the Portfolio will retain the right to call a loan at any time on reasonable notice, and will do so to exercise
voting   rights,  or  rights  to  consent,  on  any   matter
materially affecting the investment.  A Portfolio  may  also call these loans in order to sell the securities.

       OPTIONS,   FUTURES  AND  FORWARD  CURRENCY   CONTRACT
STRATEGIES.  Although the Municipal Income Portfolio has  no
current  intention  of  so doing,  each  Portfolio  may  use
options,  futures  contracts  and  (with  respect   to   the
Diversified   Income   Portfolio  only)   forward   currency
contracts  as  described in the Appendix to the  Prospectus.
For   additional   information  regarding  such   investment
strategies,  see  the  discussion  in  Appendix  A  to  this
Statement of Additional Information.
CONCENTRATION POLICY - THE MUNICIPAL INCOME PORTFOLIO
     The Municipal Income Portfolio may invest more than 25%
of its assets in sectors of the municipal securities market, such  as  the  health  care, housing or  electric  utilities sectors.

      HEALTH  CARE  SECTOR.   The health  care  industry  is
subject  to  regulatory action by a number  of  private  and governmental  agencies, including federal, state  and  local governmental agencies.  A major source of revenues  for  the
industry   is  payments  from  the  Medicare  and   Medicaid
programs.   As  a  result,  the  industry  is  sensitive  to
legislative changes and reductions in governmental  spending for  those programs.  Numerous other factors may affect  the industry,  such  as  general and local economic  conditions;
demand   for   services;  expenses  (including   malpractice
insurance  premiums);  and  competition  among  health  care
providers.   In  the  future, the  following  may  adversely
affect  the  industry:  adoption of legislation proposing  a national health insurance program; medical and technological advances which alter the demand for health services  or  the way  in  which  such services are provided; and  efforts  by employers, insurers and governmental agencies to reduce  the costs of health insurance and health care services.
      Health  care facilities include life care  facilities,
nursing  homes  and  hospitals.   Bonds  to  finance   these
facilities  are typically secured by the revenues  from  the
facilities  and  not  by  state  or  local  government   tax
payments.   Moreover, in the case of life  care  facilities,
since  a portion of housing, medical care and other services may  be financed by an initial deposit, there may be a  risk of default in the payment of principal or interest on a bond issue  if  the facility does not maintain adequate financial reserves for debt service.

      HOUSING  SECTOR.  Housing revenue bonds typically  are
issued  by  state, county and local housing authorities  and are secured only by the revenues of mortgages originated  by those  authorities using the proceeds of  the  bond  issues.
Factors  that  may  affect  the  financing  of  multi-family
housing   projects   include   acceptable   completion    of
construction, proper management, occupancy and rent  levels, economic conditions and changes in regulatory requirements.
      Since the demand for mortgages from the proceeds of  a
bond  issue cannot be precisely predicted, the proceeds  may be  in  excess  of  demand,  which  would  result  in  early retirement of the bonds by the issuer.  Since the cash  flow from mortgages cannot be precisely predicted, differences in the  actual cash flow from the assumed cash flow could  have
an   adverse  impact  upon  the  issuer's  ability  to  make
scheduled payments of principal and interest or could result in early retirement of the bonds.
      Scheduled  principal and interest payments  are  often
made  from  reserve  or sinking funds.  These  reserves  are funded  from  the bond proceeds, assuming certain  rates  of return  on investment of the reserve funds.  If the  assumed rates  of  return  are not realized because  of  changes  in interest  rate levels or for other reasons, the actual  cash flow for scheduled payments of principal and interest on the bonds may be inadequate.

      ELECTRIC UTILITIES SECTOR. The electric utilities industry has experienced, and may experience in the future:
problems in financing large construction programs in an inflationary period; cost increases and delays caused by environmental considerations (particularly with respect to nuclear facilities); difficulties in obtaining fuel at reasonable prices; the effects of conservation on the demand for energy; increased competition from alternative energy sources; and the effects of rapidly changing licensing and safety requirements.

                   SPECIAL CONSIDERATIONS
      YIELD  FACTORS.  The yields on fixed-income securities
depend  on  a  variety  of factors, including  general  debt market  conditions,  effective marginal tax  rates,  general conditions in the municipal securities market, the financial condition  of the issuer, the size of a particular offering, the  maturity of the obligation and the rating of the issue.
In  an attempt to capitalize on the differences in the yield
and   price   of   fixed-income  securities   of   differing
maturities,  maturities  may  be  varied  according  to  the structure and level of interest rates and WTC's expectations of  changes  in  those rates.  The interest rate  and  price relationships  between different categories of  fixed-income securities of the same or generally similar maturity tend to reflect  broad swings in interest rates and relative  supply and  demand.  Disparities in yield relationships may  afford opportunities to invest in more attractive market sectors or specific issues.  Changing preferences and circumstances  of lenders  and borrowers in different market sectors may  also
present   market  trading  opportunities.   WTC   may   sell
securities  held for brief periods of time  if  it  believes that  a  transaction,  net of costs  (including  taxes  with respect to the Municipal Income Portfolio), will improve the overall return of a Portfolio.

      RATINGS.   Moody's and S&P are private  services  that
provide  ratings of the credit quality of debt  obligations.
A  description of the ratings assigned by Moody's and S&P to the  securities  in  which  the  Portfolios  may  invest  is included  in  Appendix  B  to this Statement  of  Additional
Information.  These ratings represent the opinions of  these rating  services  as to the quality of the securities  which they  undertake to rate.  It should be emphasized,  however, that  ratings are general and are not absolute standards  of
quality.   WTC  attempts  to discern  variations  in  credit
rankings of the rating services and to anticipate changes in
credit  ranking.   However,  subsequent  to  purchase  by  a
Portfolio, an issue of securities may cease to be  rated  or its  rating may be reduced below the minimum rating required for  purchase  by  the Portfolio.  In that event,  WTC  will consider whether it is in the best interest of the Portfolio to continue to hold the securities.

       CREDIT   RISK.   Although  each  Portfolio's  quality
standards  are  designed  to minimize  the  credit  risk  of investments  by the Portfolio, that risk cannot be  entirely eliminated.  The securities in which a Portfolio may  invest are  subject to the provisions of bankruptcy, insolvency and other  laws  affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may  be  enacted  by  Congress  or  the  state  legislatures extending the time for payment of principal or interest,  or both, or imposing other constraints upon enforcement of such obligations.  There is also the possibility that  litigation or  other  conditions  may adversely  affect  the  power  or ability  of issuers to meet interest and principal  payments on their debt obligations.

THE MUNICIPAL INCOME PORTFOLIO
      PROPOSED  LEGISLATION.  From time to  time,  proposals
have  been  introduced before Congress for  the  purpose  of restricting or eliminating the federal income tax  exemption for  interest on debt obligations issued by states and their
political   subdivisions.    For   example,  federal tax law
now limits the types and amounts of  tax-exempt
bonds issuable for industrial development and other types of private activities.  These limitations may affect the future
supply  and yields of private activity securities.   Further
proposals affecting the value of tax-exempt securities may be introduced in the future.  In addition, proposals have  been made,  such  as  that involving the "flat tax,"  that  could
reduce  or  eliminate the value of that exemption.   If  the
availability of municipal securities for investment  or  the value of the Municipal Income Portfolio's holdings could  be materially affected by such changes in the law, the Trustees would  reevaluate the Portfolio's investment  objective  and policies or consider the Portfolio's dissolution.

                   INVESTMENT LIMITATIONS
       The   investment  limitations  described  below   are
fundamental, and may not be changed with respect  to  either
Portfolio without the affirmative vote of the lesser of  (i)
67%   of   the  shares  of  the  Portfolio  present   at   a
shareholders' meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by  proxy or (ii) more than 50% of the outstanding shares of the Portfolio.
      Each  Portfolio  will not as a matter  of  fundamental
policy:
          (1)  purchase securities of any one issuer if
     as  a result more than 5% of the Portfolio's total
     assets  would  be invested in such issuer  or  the
     Portfolio  would own or hold 10% or  more  of  the
     outstanding  voting  securities  of  that  issuer,
     except  that  up  to 25% of the Portfolio's  total
     assets  may  be invested without regard  to  these
     limitations and provided that these limitations do
     not  apply  to securities issued or guaranteed  by
     the    U.S.    Government,   its    agencies    or
     instrumentalities;
          (2)  purchase securities of any issuer if, as
     a  result, more than 25% of its total assets would
     be   invested   in  securities  of  a   particular
     industry, provided that this limitation  does  not
     apply  to securities issued or guaranteed  by  the
     U.S. Government, its agencies or instrumentalities
     or to municipal securities;
          (3)  borrow money, except (i) from a bank for
     temporary   or   emergency   purposes   (not   for
     leveraging  or investment) or (ii) by engaging  in
     reverse   repurchase  agreements,  provided   that
     borrowings do not exceed an amount equal  to  one-
     third  of  the  current value of  the  Portfolio's
     assets  taken  at  market value, less  liabilities
     other than borrowings;
           (4)   underwrite  any issue  of  securities,
     except  to  the extent that the Portfolio  may  be
     considered   to   be  acting  as  underwriter   in
     connection  with  (i)  the  disposition   of   any
     portfolio  security, or (ii)  the  disposition  of
     restricted securities;
           (5)   purchase or sell real estate  or  real
     estate  limited  partnership interests,  but  this
     limitation  shall not prevent the  Portfolio  from
     investing in obligations secured by real estate or
     interests   therein  or  obligations   issued   by
     companies  that invest in real estate or interests
     therein, including real estate investment trusts;
           (6)   invest  in  commodities  or  commodity
     contracts,  except financial and foreign  currency
     futures contracts and options thereon, options  on
     foreign currencies and forward currency contracts;
           (7)   make loans, except by (i) the purchase
     of  a  portion  of an issue of debt securities  in
     accordance   with   the   Portfolio's   investment
     objective, policies and limitations, (ii) engaging
     in  repurchase  agreements, or (iii)  engaging  in
     securities loan transactions limited to  one-third
     of the Portfolio's total assets; or
           (8)   issue  senior  securities,  except  as
     appropriate  to  evidence  indebtedness  that  the
     Portfolio is permitted to incur, and provided that
     the  Portfolio  may  issue  shares  of  additional
     series or classes that the Trustees may establish,
     and  provided  further that futures,  options  and
     forward  currency transactions will not be  deemed
     to be senior securities for this purpose.

      For  purposes of investment limitation (2), repurchase
agreements   fully   collateralized   by   U.S.   Government
obligations are treated as U.S. Government obligations.
           The  following non-fundamental policies have
     been  adopted by the Fund's Board of Trustees with
     respect  to  each Portfolio and may be changed  by
     the  Board  without shareholder  approval.   As  a
     matter  of  non-fundamental policy, each Portfolio
     will not:
          (1) (i)  purchase or retain the securities of
     any   open-end  investment  company   except   the
     Municipal  Income Portfolio may  invest  in  money
     market  funds, or (ii) purchase the securities  of
     any  closed-end investment company except  in  the
     open   market  where  no  commission  except   the
     ordinary  broker's  commission is  paid,  provided
     that  in  any event the Portfolio may  not  invest
     more  than  10% of its total assets in  securities
     issued  by investment companies, invest more  than
     5% of its total assets in securities issued by any
     one investment company or purchase more than 3% of
     the  voting  securities of any one such investment
     company.   This  limitation  does  not  apply   to
     securities  received as dividends, through  offers
     of   exchange,   or   as  a  result   of   merger,
     consolidation,  reorganization or  acquisition  of
     assets;
            (2)   purchase  or  otherwise  acquire  any
     security or invest in a repurchase agreement  with
     respect  to  any securities if, as a result,  more
     than  15% of the Portfolio's net assets (taken  at
     current  value)  would be invested  in  repurchase
     agreements not entitling the holder to payment  of
     principal within seven days and in securities that
     are  illiquid  by virtue of legal  or  contractual
     restrictions on resale or the absence of a readily
     available market.  Securities used to cover  over-
     the-counter  ("OTC") call options written  by  the
     Portfolio are considered illiquid unless  the  OTC
     options  are sold to qualified dealers  who  agree
     that  the Portfolio may repurchase any OTC options
     it  writes for a maximum price to be calculated by
     a  formula set forth in the option agreement.  The
     cover  for  an OTC call option written subject  to
     this procedure is considered illiquid only to  the
     extent that the maximum repurchase price under the
     formula exceeds the intrinsic value of the option;
          (3)  purchase securities for investment while
     any  bank  borrowing equaling 5% or  more  of  the
     Portfolio's total assets is outstanding;
           (4)   pledge,  mortgage or  hypothecate  the
     Portfolio's assets except the Portfolio may pledge
     securities  having a market value at the  time  of
     the pledge not exceeding one-third of the value of
     the  Portfolio's total assets to secure borrowing,
     and   the   Portfolio  may  deposit  initial   and
     variation  margin in connection with  transactions
     in   futures  contracts  and  options  on  futures
     contracts;
           (5)   make short sales of securities  except
     that  the  Portfolio may make short sales  against
     the box;
           (6)   purchase securities on margin,  except
     that  (i)  the  Portfolio  may  obtain  short-term
     credit for the clearance of transactions; and (ii)
     the Portfolio may make initial margin deposits and
     variation  margin  payments  in  connection   with
     transactions  in  futures  contracts  and  options
     thereon;
           (7)   when engaging in options, futures  and
     forward  currency contract strategies, a Portfolio
     will   either:  (i)  set  aside  cash  or   liquid
     securities in a segregated account with the Fund's
     custodian  in the prescribed amount; or (ii)  hold
     securities  or other options or futures  contracts
     whose values are expected to offset ("cover")  its
     obligations thereunder.  Securities, currencies or
     other  options or futures contracts used for cover
     cannot be sold or closed out while the strategy is
     outstanding, unless they are replaced with similar
     assets;
           (8)   purchase  or sell non-hedging  futures
     contracts or related options if aggregate  initial
     margin  and  premiums required to  establish  such
     positions would exceed 5% of the Portfolio's total
     assets.    For   purposes  of   this   limitation,
     unrealized  profits and unrealized losses  on  any
     open contracts are taken into account and the  in-
     the-money amount of an option that is in-the-money
     at the time of purchase is excluded; or
            (9)   write  put  or  call  options  having
     aggregate exercise prices greater than 25% of  the
     Portfolio's  net  assets, except with  respect  to
     options  attached to or acquired  with  or  traded
     together  with  their  underlying  securities  and
     securities  that incorporate features  similar  to
     options.

      Whenever an investment policy or limitation  states  a
maximum  percentage  of a Portfolio's  assets  that  may  be invested  in  any security or other asset or  sets  forth  a policy regarding quality standards, that percentage shall be determined,  or that standard shall be applied,  immediately after  the Portfolio's acquisition of the security or  other
asset.    Accordingly,  any  later  increase   or   decrease
resulting from a change in the market value of a security or in  the  Portfolio's net or total assets will not cause  the
Portfolio  to  violate a percentage limitation.   Similarly,
any  later change in quality, such as a rating downgrade  or the delisting of a warrant, will not cause the Portfolio  to violate a quality standard.
      "Value" for the purposes of all investment limitations
shall mean the value used in determining the net asset value of each Portfolio.

                    TRUSTEES AND OFFICERS
      The  Fund  has  a  Board, presently composed  of  five
Trustees, which supervises Portfolio activities and  reviews contractual  arrangements with companies  that  provide  the
Portfolios with services.  The Fund's Trustees and  officers are  listed below.  Except as indicated, each individual has held  the office shown or other offices in the same  company for the last five years.  All persons named as Trustees also serve in similar capacities for The Rodney Square Fund,  The
Rodney  Square Tax-Exempt Fund and The Rodney Square  Multi-
Manager  Fund.  Those Trustees who are "interested  persons"
of  the Fund (as defined in the 1940 Act) by virtue of their positions with Rodney Square Management Corporation ("RSMC")
or WTC are indicated by an asterisk (*).
*MARTIN  L.  KLOPPING, Rodney Square North, 1100  N.  Market
St., Wilmington, DE 19890-0001, President , elected in 1995, and Trustee, age 44, has been President and Director of RSMC
since  1984.  He is a Director of RSD, elected in 1992.   He
is  also a Chartered Financial Analyst and member of the SEC
Rules  and  Investment Advisers Committees of the Investment
Company Institute.
ERIC  BRUCKER, School of Management, University of Michigan,
Dearborn,  MI 48128, Trustee, age 56, has been Dean  of  the
School  of  Management at the University of  Michigan  since
June  1992.   He  was Professor of Economics, Trenton  State
College from September 1989 through June 1992.  He was  Vice
President  for Academic Affairs, Trenton State College  from
September 1989 through June 1991.  From 1976 until September
1989,  he  was Dean of the College of Business and Economics
and  Chairman  of  various committees at the  University  of
Delaware.  He is also a member of the Detroit Economic Club,
Financial Executive Institute and Leadership Detroit.
FRED  L.  BUCKNER,  5  Hearth Lane,  Greenville,  DE  19807,
Trustee,  age  65,  has  retired  as  President  and   Chief
Operating  Officer  of  Hercules  Incorporated  (diversified chemicals), positions he held from March 1987 through  March
1992.    He   also  served  as  a  member  of  the  Hercules
Incorporated  Board  of Directors from  1986  through  March
1992.
*ROBERT  J. CHRISTIAN, Rodney Square North, 1100  N.  Market
St.,  Wilmington, DE 19890-0001, Trustee, age 48,  has  been
Chief  Investment  Officer of WTC since  February  1996  and
Director  of RSMC since February 1996.  He was Chairman  and
Director  of PNC Equity Advisors Company, and President  and
Chief Investment Officer of PNC Asset Management Group, Inc.
from  1994 to 1996.  He was Chief Investment Officer of  PNC
Bank,  N.A. from 1992 to 1996, Director of Provident Capital
Management  from  1993 to 1996, and Director  of  Investment
Strategy  PNC Bank, N.A. from 1989 to 1992.  He  is  also  a director of University and a member of the Board  of
Governors for the Pennsylvania Economy League.
JOHN  J.  QUINDLEN,  313 Southwinds,  1250  West  Southwinds
Blvd., Vero Beach, FL 32963, Trustee, age 65, has retired as
Senior Vice President-Finance of E.I. du Pont de Nemours and
Company,  Inc.  (diversified chemicals) a position  he  held
from  1984  to  November  30,  1993.   He  served  as  Chief
Financial  Officer of E.I. du Pont de Nemours  and  Company,
Inc.  from 1984 through June 30, 1993.  He also serves as  a director of St. Joe  Paper  Co.  and  a Trustee of Kalmar
Pooled Investment Trust.

JOSEPH  M.  FAHEY, JR., Rodney Square North, 1100 N.  Market
St., Wilmington, DE 19890-0001, Vice President, age 40,  has
been  with  RSMC since 1984, as a Secretary  of  RSMC  since
1986, a Director of RSMC since 1989 and a Vice President  of
RSMC since 1992.  He was an Assistant Vice President of RSMC from 1988 to January 1992.
ROBERT C. HANCOCK, Rodney Square North, 1100 N. Market  St.,
Wilmington, DE 19890-0001, Vice President and Treasurer, age
45,  has  been  a  Vice President of RSMC  since  1988,  and
Treasurer  of RSMC since 1990.  He is also a member  of  the
Accounting/Treasurer  Committee of  the  Investment  Company
Institute.
CARL  M.  RIZZO, ESQ., Rodney Square North,  1100 N.  Market
Street,  Wilmington, DE 19890-0001, Secretary, age  45,  was
appointed  Vice President of RSMC in July, 1996.  From  1995 to  1996 he was Assistant General Counsel of Aid Association
for  Lutherans (a fraternal benefit association); from  1994
to   1995   Senior  Associate  Counsel  of  United  Services
Automobile Association (an insurance and financial  services firm);  and  from 1987 to 1994 Special Counsel or  Attorney-
Adviser with a federal government agency.
DIANE  D.  MARKY, Rodney Square North, 1100 N.  Market  St.,
Wilmington, DE 19890-0001, Assistant Secretary, age 33,  has
been a Senior Fund Administrator since 1994.  She was a Fund
Administration Officer of RSMC from 1991 to July 1994.  She
was a Mutual Fund Accountant for RSMC from 1989 to 1991.
CONNIE  L. MEYERS, Rodney Square North, 1100 N. Market  St.,
Wilmington, DE 19890-0001, Assistant Secretary, age 37,  has
been  a Fund Administrator of RSMC since August, 1994.   She
was  a  Corporate Custody Administrator for Wilmington Trust
Company from 1989 to 1994.
JOHN  J.  KELLEY, Rodney Square North, 1100 N.  Market  St.,
Wilmington, DE 19890-0001, Assistant Treasurer, age 38,  has
been  a  Vice  President  of RSMC  since  1995  and  was  an
Assistant Vice President of  RSMC since 1989.
      The  fees  and expenses of the Trustees  who  are  not
"interested  persons" of the Fund ("Independent  Trustees"), as defined in the 1940 Act, are paid by each Portfolio.  For the  fiscal  year  ended October 31,  1997,  such  fees  and
expenses  amounted to $5,400 per Portfolio.   The  following
table  shows  the  fees  paid during calendar  1997  to  the
Independent Trustees for their services to the Fund  and  to the Rodney Square Family of Funds.  On November 30, 1997 the
Trustees  and  officers  of the  Fund,  as  a  group,  owned beneficially,  or may be deemed to have owned  beneficially, less  than  1% of the outstanding shares of the  Diversified
Income Portfolio and the Municipal Income Portfolio.


                     1997 TRUSTEES FEES
                                                    TOTAL FEES
 INDEPENDENT TRUSTEE     TOTAL FEES FROM          FROM THE RODNEY
                             THE FUND         SQUARE  FAMILY OF FUNDS
 --------------------    ----------------     -----------------------
 Eric Brucker                     $3,600                $12,000
 Fred L Buckner                   $3,600                $12,000
 John J. Quindlen                 $3,600                $12,000



                  WILMINGTON TRUST COMPANY
      The  Investment Adviser to the Portfolios, WTC,  is  a
state-chartered bank organized as a Delaware corporation  in
1903.   WTC is a wholly owned subsidiary of Wilmington Trust
Corporation,  a  publicly held bank  holding  company.   The
Portfolios benefit from the experience, conservative  values and  special  heritage of WTC.  WTC is a financially  strong bank  and  enjoys  a  reputation for  providing  exceptional consistency, stability and discipline in managing both short-
term  and long-term investments.  WTC is Delaware's  largest full-service bank and, with more than $96 billion in  trust, custody  and  investment management assets, WTC ranks  among the nation's leading money management firms.  As of December
31,  1996,  the trust department of WTC was the  seventeenth largest  in  the United States as measured by  discretionary assets  under  management.  WTC is engaged in a  variety  of investment advisory activities, including the management  of collective  investment pools, and has nearly  a  century  of experience  managing the personal investments of  high  net-
worth  individuals.   Its  current roster  of  institutional
clients includes several Fortune 500 companies.  In addition to serving as Investment Adviser to the Portfolios, WTC also manages  over $3 billion in fixed-income assets for  various other  institutional clients.  Certain  departments  in  WTC engage  in  investment management activities that utilize  a variety  of  investment instruments, such as  interest  rate futures  contracts, options on U.S. Treasury securities  and municipal  forward contracts.  Of course, there  can  be  no guarantee  that either Portfolio will achieve its investment objective or that WTC will perform its services for each  in a manner which would cause it to satisfy its objective.
      WTC is also the Fund's Custodian and is paid for those
services   through  the  Portfolios'  advisory   fees.    In
addition,  the  Fund reimburses WTC for its related  out-of-
pocket  expenses  for  such items as  postage,  forms,  mail insurance  and  similar  items reasonably  incurred  in  the performance of custodial services for the Fund.
      WTC's  subsidiary, RSMC, serves as  Administrator  and
Transfer Agent and Dividend Paying Agent for the Fund.  RSMC
also  provides  portfolio accounting services  to  the  Fund pursuant  to an Accounting Services Agreement dated November
1, 1993.
      Several  affiliates  of WTC are also  engaged  in  the
investment  advisory  business.   Wilmington  Trust  FSB,  a
wholly  owned  subsidiary of Wilmington  Trust  Corporation, exercises  investment discretion over certain  institutional accounts.
      RSMC serves as investment adviser and as administrator
for  The  Rodney  Square Fund, The Rodney Square  Tax-Exempt
Fund  and  The  Rodney  Square Multi-Manager  Fund,  each  a registered  investment company.  Rodney Square Distributors,
Inc.,  a  wholly  owned subsidiary of  WTC  and  the  Fund's
Distributor,  is  a  registered  broker-dealer.   Wilmington
Brokerage  Services  Company, a wholly owned  subsidiary  of
WTC,  is  a  registered investment adviser and a  registered broker-dealer.

                INVESTMENT ADVISORY SERVICES
      ADVISORY AGREEMENTS.  WTC serves as Investment Adviser
to  the Diversified Income Portfolio pursuant to an Advisory
Agreement  with the Fund dated April 1, 1991; WTC serves  as
Investment   Adviser  to  the  Municipal  Income   Portfolio
pursuant  to  an  Advisory Agreement  with  the  Fund  dated
November  1,  1993 (the "Advisory Agreements").   Under  the
Advisory  Agreements, WTC directs the  investments  of  each
Portfolio  in  accordance with that  Portfolio's  investment objectives, policies and limitations.
      For WTC's services under the Advisory Agreements, each
Portfolio pays WTC a monthly fee at the annual rate of 0.50%
of  the  average  daily net assets of  the  Portfolio.   The
average  is computed on the basis of each Portfolio's  daily net  assets, as determined at the close of business on  each day  throughout  the  month.  For  the  fiscal  years  ended
October  31, 1997, 1996, and 1995, of the $157,518, $164,315,
and  $158,066, respectively, paid in advisory  fees  by  the
Diversified Income Portfolio, WTC waived $148,754,  $144,473 and  $156,223, respectively, for providing advisory services to  that Portfolio.  For the fiscal years ended October  31,
1997, 1996, and 1995, WTC waived all of its advisory fee for
providing   advisory  services  to  the   Municipal   Income
Portfolio   amounting  to  $82,587,  $81,460  and   $73,172,
respectively.
         WTC  has agreed to waive its advisory fee or reimburse
each Portfolio monthly to the extent that expenses incurred by the
Portfolio (excluding brokerage commissions, interest,  taxes and  extraordinary expenses) exceed an annual rate of  0.75%
of  the  average  daily net assets of the  Portfolio.   This
undertaking,   which  is  not  contained  in  the   Advisory
Agreements,  is  fixed through February, 1999,  but  may  be amended or rescinded thereafter.
      Under  the Advisory Agreements, the Fund on behalf  of
each  Portfolio assumes responsibility for paying  all  Fund expenses other than those expressly stated to be payable  by
WTC.   Such  expenses include without limitation:  (a)  fees
payable  for administrative services;  (b) fees payable  for accounting  services;  (c) the cost of obtaining  quotations for  calculating the value of the assets of each  Portfolio;
(d)  interest and taxes;  (e) brokerage commissions,  dealer spreads  and other costs in connection with the purchase  or sale  of securities;  (f) compensation and expenses  of  its
Trustees  other than those who are "interested  persons"  of the  Fund (as defined in the 1940 Act);  (g) legal and audit expenses;  (h) fees and expenses related to the registration
and   qualification  of  the  Fund  and   its   shares   for
distribution  under  state  and  federal  securities   laws;
(i)  expenses of typesetting, printing and mailing  reports, notices  and  proxy material to shareholders  of  the  Fund;
(j) all other expenses incidental to holding meetings of the
Fund's shareholders, including proxy solicitations therefor;
(k) premiums for fidelity bond and other insurance coverage;
(l) the Fund's association membership dues;  (m) expenses of
typesetting  for  printing Prospectuses;   (n)  expenses  of
printing   and   distributing   Prospectuses   to   existing
shareholders;   (o)  out-of-pocket  expenses   incurred   in
connection  with  the  provision of custodial  and  transfer agency services;  (p) service fees payable by each Portfolio to  the  Distributor for providing personal services to  the
shareholders   of   each  Portfolio  and   for   maintaining
shareholder     accounts     for     those     shareholders;
(q)  distribution fees; and  (r) such non-recurring expenses as  may  arise,  including  costs  arising  from  threatened actions, actions, suits and proceedings to which the Fund is a  party and the legal obligation which the Fund may have to indemnify its Trustees and officers with respect thereto.
      The Advisory Agreements provide that WTC shall not  be
liable to the Fund or to any shareholder of the Fund for any act  or  omission  in  the  course of,  or  connected  with, rendering  services under the Agreements or for  any  losses that  may be sustained in the purchase, holding or  sale  of any  security  or  the making of any investment  for  or  on behalf  of  the Portfolios, in the absence of WTC's  willful
misfeasance,  bad  faith,  gross  negligence   or   reckless
disregard of its obligations or duties under the Agreements.
      The Advisory Agreement with respect to the Diversified
Income  Portfolio  became effective on  April  1,  1991  and continues in effect from year to year with respect  to  that
Portfolio  as long as its continuance is approved  at  least annually by a majority of the Trustees, including a majority of  the  Independent Trustees.  The Advisory Agreement  with respect  to the Municipal Income Portfolio became  effective on  November  1, 1993 and continues in effect from  year  to
year  with  respect  to  that  Portfolio  as  long  as   its
continuance  is approved at least annually by a majority  of the  Trustees,  including  a  majority  of  the  Independent
Trustees.
      The Advisory Agreements terminate automatically in the
event   of  their  assignment.   The  Agreements  are   also
terminable   (i)  by  the Fund (by  vote  of  the  Board  of
Trustees or by vote of a majority of the outstanding  voting securities  of the affected Portfolio), without  payment  of any  penalty, on 60 days' written notice to WTC; or (ii)  by
WTC on 60 days' written notice to the Fund.

   ADMINISTRATION, ACCOUNTING AND DISTRIBUTION AGREEMENTS
                    AND RULE 12B-1 PLANS
     RSMC, a Delaware corporation organized on September 17,
1981,  serves  as Administrator of the Fund pursuant  to  an
Administration Agreement effective December  31,  1992  with respect  to  the Diversified Income Portfolio and  effective
August  16,  1993  with  respect  to  the  Municipal  Income
Portfolio.
      For  its  services  under the  current  Administration
Agreement,  RSMC receives a monthly fee from each  Portfolio at  an annual rate of 0.08% of the Portfolio's average daily net assets.  For the fiscal year ended October 31, 1997, the
Fund  paid  RSMC  $25,203  and  $13,578,  respectively,  for providing administrative services to the Diversified  Income
Portfolio  and the Municipal Income Portfolio, of  which  $0 and  $13,578 were waived, respectively.  For the fiscal year ended  October  31,  1996, the Fund paid  RSMC  $26,291  and
$13,428, respectively, for providing administrative services to the Diversified Income Portfolio and the Municipal Income
Portfolio,   of   which   $0  and   $13,428   were   waived,
respectively.  For the fiscal year ended October  31,  1995, the  Fund  paid RSMC $25,290 and $12,290, respectively,  for providing administrative services to the Diversified  Income
Portfolio  and the Municipal Income Portfolio, of  which  $0 and $12,290 were waived, respectively.
      Under the terms of the Administration Agreement,  RSMC
agrees  to:   (a)  supply office facilities,  non-investment
related   statistical  and  research  data,  executive   and
administrative services, stationery and office supplies, and
corporate  management  services  for  the  Portfolios;   (b)
prepare  and file, if necessary, reports to shareholders  of the Portfolios and reports with the SEC and state securities
commissions;   (c) monitor the Portfolios'  compliance  with
the  investment restrictions and limitations imposed by  the
1940   Act  and  applicable  regulations  thereunder,   each
Portfolio's   fundamental  and  non-fundamental   investment
limitations  set forth in the Prospectus and this  Statement of  Additional  Information and the investment  restrictions and  limitations  necessary for  the  Fund  to  continue  to qualify as a regulated investment company ("RIC") under  the
Internal Revenue Code of 1986, as amended (the "Code");  (d)
monitor  sales  of  Portfolio shares and  ensure  that  such shares  are  properly registered with the SEC and applicable
state  authorities;   (e)  prepare and  monitor  an  expense
budget  for  each Portfolio, including setting and  revising accruals  for each category of expenses;  (f) determine  the amounts  of  dividends  and other distributions  payable  to shareholders  as necessary to, among other things,  maintain each Portfolio's continued qualification for treatment as  a regulated  investment  company ("RIC")  under  the  Internal
Revenue  Code  of  1986, as amended (the "Code")  and  avoid imposition  of  a 4% excise tax imposed on RICs  in  certain
situations;   (g)  prepare  and  distribute  to  appropriate
parties notices announcing the declaration of dividends  and other  distributions to shareholders;  (h) prepare financial statements  and  footnotes and other  financial  information with  such  frequency and in such format as required  to  be
included  in  reports  to shareholders  and  the  SEC;   (i)
supervise the preparation of federal and state tax  returns;
(j)  review advertising and sales literature and  file  such
with  regulatory  authorities, as necessary;   (k)  maintain
Fund/Serv  membership;   (l) provide  information  regarding
material  developments in state securities regulation;   and
(m) provide personnel to serve as officers of the Fund if so elected by the Board of Trustees.  Additionally, RSMC agrees to  create  and maintain all necessary records in accordance with  all  applicable laws, rules and regulations pertaining to  the  various functions performed by it and not otherwise created  and  maintained  by another  party  pursuant  to  a contract  with the Fund.  RSMC may at any time or  times  in its  discretion  appoint and may at any  time  remove  other parties  as  its  agent to carry out any of its  obligations under the Administration Agreement.
     The Administration Agreement provides that RSMC and its
affiliates shall not be liable for any error of judgment  or mistake of law or for any loss suffered by the Fund  or  its
Portfolios  in  connection with the  matters  to  which  the
Administration Agreement relates, except to the extent of  a loss  resulting from willful misfeasance, bad faith or gross negligence  on  their  part  in  the  performance  of  their obligations and duties under the Administration Agreement.
      The  Administration Agreement continues in effect from
year to year so long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.  The Agreement is terminable by the  Fund with respect to each Portfolio by 60 days' written notice  given  to  RSMC or by RSMC by  six  months'  written notice given to the Fund.
       RSMC  also  provides  accounting  services  for   the
Portfolios pursuant to an Accounting Services Agreement with the  Fund  effective November 1, 1993.  For RSMC's  services provided  under  the  Accounting  Services  Agreement,  RSMC receives  from  the Fund with respect to each  Portfolio  an annual  fee of $50,000 plus an amount equal to 0.02% of  the respective  Portfolio's average daily net assets  over  $100 million.  For the fiscal years ended October 31, 1997, 1996, and  1995, the Fund paid RSMC $50,000, $50,000, and $50,000, respectively,  for  providing accounting  services  for  the
Diversified  Income  Portfolio.   For  fiscal  years   ended
October  31,  1997,  1996 and 1995 the  Fund  paid  $50,000,
$50,000  and $50,000, respectively, for providing accounting services  for  the  Municipal  Income  Portfolio,  of  which
$34,363, $9,981 and $22,728 were waived, respectively.
      Under  the terms of the Accounting Services Agreement,
RSMC  agrees  to:   (a)  perform  the  following  accounting
functions on a daily basis:  (1) journalize each Portfolio's investment, capital share and income and expense activities;
(2)  verify investment buy/sell trade tickets when  received from the Investment Adviser and transmit trade orders to the
Fund's   Custodian  for  proper  settlement;   (3)  maintain
individual ledgers for investment securities;  (4)  maintain historical  tax lots for each security;  (5) reconcile  cash
and   investment  balances  of  each  Portfolio   with   the
Custodian,  and  provide  the Investment  Adviser  with  the beginning cash balance available for investment purposes for each Portfolio;  (6) update the cash availability throughout the day as required by the Investment Adviser;  (7) post  to
and   prepare  each  Portfolio's  Statement  of  Assets  and
Liabilities  and  Statement  of Operations;   (8)  calculate
expenses  payable pursuant to the Fund's various contractual
obligations (E.G., advisory and administrative  fees);   (9)
control  all disbursements from the Fund on behalf  of  each
Portfolio  and  authorize  such disbursements  upon  written
instructions;   (10)  calculate capital  gains  and  losses;
(11)  determine  each Portfolio's net income;   (12)  obtain
current  market prices for securities held by the Portfolios and  if such prices are unavailable, then obtain prices from pricing services approved by the Investment Adviser  and  by the  Board  of  Trustees, and in either case  calculate  the value  of each Portfolio's investments;  (13) calculate  the amortized  cost  value  of debt instruments  with  remaining maturities  of  60  days  or  less  that  are  held  by  the
Portfolios;   (14) transmit or mail a copy of the  valuation
of  each  Portfolio's investments to the Investment Adviser;
(15)  compute  the net asset value of each Portfolio;   (16)
compute  the  yields,  total  returns,  expense  ratios  and portfolio turnover rate of each Portfolio; and (17)  prepare and  monitor expense accruals and notify Fund management  of any  proposed  adjustments;  (b) prepare  monthly  financial statements  which  include  a  Schedule  of  Investments,  a
Statement   of  Assets  and  Liabilities,  a  Statement   of
Operations, a Statement of Changes in Net Assets,  the  Cash
Statement  and  a Schedule of Capital Gains and  Losses  for
each  Portfolio;   (c) prepare monthly security  transaction
listings;    (d)  prepare  quarterly  security  transactions
summaries;  (e) supply statistical data with respect to  the
Fund  and each Portfolio, as requested on an ongoing  basis;
(f) assist in the preparation of support schedules necessary for completion of federal and state tax returns;  (g) assist in  the  preparation  and filing of the  Fund's  annual  and semiannual  reports with the SEC on Form N-SAR;  (h)  assist in  the  preparation  and filing of the  Fund's  annual  and
semiannual  shareholder reports and proxy  statements;   (i)
assist  in  the  preparation of  amendments  to  the  Fund's registration  statement  on  Form  N-1A  and  other  filings
relating  to  the registration of shares of the  Fund;   (j)
monitor  each  Portfolio's status as a RIC under  the  Code;
(k)  act as liaison with the Fund's independent auditors and provide  account analyses, fiscal year summaries  and  other audit related schedules.  Additionally, RSMC agrees to keep,
in   accordance   with  all  applicable  laws,   rules   and
regulations,  all  books and records  with  respect  to  the
Fund's  books  of  account and records of  each  Portfolio's securities transactions.
      The  Accounting Services Agreement provides that  RSMC
shall  not be liable for any act or omission which does  not
constitute   willful  misfeasance,  bad   faith   or   gross
negligence  on  the part of RSMC in the performance  of  its obligations  and  duties  under the  agreement  or  reckless disregard by RSMC of such duties and obligations.
      The  Accounting Services Agreement continues in effect
from year to year so long as its continuance is approved  at least  annually by a majority of the Trustees,  including  a
majority   of  the  Independent  Trustees.   The  Accounting
Services  Agreement is terminable by the  Fund  or  RSMC  by written notice.
      RSD serves as Distributor of Portfolio shares pursuant
to   a  Distribution  Agreement  with  the  Fund,  effective
December  31,  1992  with respect to the Diversified  Income
Portfolio and effective November 1, 1993 with respect to the
Municipal  Income  Portfolio.  For  the  fiscal  year  ended
October  31, 1997, RSD received underwriting commissions  of
$582 and $936, respectively, in connection with the sales of shares  of  the  Diversified Income Portfolio and  Municipal
Income  Portfolio.   For the fiscal year ended  October  31,
1996,  RSD  received underwriting commissions of $1,824  and
$3,222, respectively, in connection with the sale of  shares of  the  Diversified Income Portfolio and  Municipal  Income
Portfolio.  For the fiscal year ended October 31, 1995,  RSD received  underwriting  commissions of  $4,942  and  $1,800, respectively, in connection with the sale of shares  of  the
Diversified Income Portfolio and Municipal Income Portfolio.
      Pursuant  to the terms of the Distribution  Agreement,
RSD is granted the right to sell shares of the Portfolios as agent  for  the  Fund,  to retain a portion  of  sales  load proceeds  as an underwriting commission and to reallocate  a portion  of  sales load proceeds to dealers  who  have  sold
Portfolio  shares.   Shares of the  Portfolios  are  offered
continuously.
      Under  the  terms of the Distribution  Agreement,  RSD
agrees  to  use all reasonable efforts to secure  purchasers for shares of the Portfolios and to pay expenses of printing and  distributing  the prospectus, statement  of  additional information,  shareholder  reports,  advertising  and  sales literature  used  in connection with the sale  of  Portfolio shares,  subject to reimbursement pursuant to  the  Plan  of
Distribution adopted with respect to each Portfolio pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans").
      The  Distribution Agreement provides that RSD, in  the
absence   of  willful  misfeasance,  bad  faith   or   gross
negligence  in  the  performance of its duties  or  reckless disregard of its obligations and duties under the Agreement, will  not  be  liable  to the Fund or its  shareholders  for losses  arising  in  connection with the sale  of  Portfolio shares.
      The  Distribution Agreement continues in  effect  from
year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of  the  Independent  Trustees.  The Distribution  Agreement
terminates  automatically in the event  of  its  assignment.
The  Agreement  is also terminable without  payment  of  any penalty with respect to either Portfolio (i) by the Fund (by vote  of a majority of the Trustees of the Fund who are  not interested  persons of the Fund and who have  no  direct  or indirect financial interest in the operation of any Rule 12b-
1  Plan of the Fund or any agreements related to the Plan or by  vote  of a majority of the outstanding voting securities of  the Fund) on 60 days' written notice to RSD; or (ii)  by
RSD on 60 days' written notice to the Fund.
     Each 12b-1 Plan provides that RSD may be reimbursed for
distribution activities encompassed by Rule 12b-1 under  the
1940  Act,  including  public relations services,  telephone services,  sales presentations, media charges,  preparation, printing  and  mailing of advertising and sales  literature, data  processing necessary to support a distribution effort, printing  and mailing of prospectuses, and distribution  and
shareholder   servicing  activities  of  certain   financial
institutions  such  as  banks  or  broker-dealers  who  have
entered   into  servicing  agreements  with  RSD   ("Service
Organizations") and other financial institutions,  including fairly  allocable internal expenses of RSD and  payments  to third parties.
      The Diversified Income Portfolio's 12b-1 Plan provides
that  reimbursement shall be made for any month only to  the extent  that such payment does not exceed: (i) 0.25%  on  an annualized  basis  of  the  Portfolio's  average  daily  net assets; and  (ii) limitations set from time to time  by  the
Board   of  Trustees.   The  Board  of  Trustees  has   only
authorized  reimbursement of expenses that RSD has  incurred in  (i)  paying "trail commissions" to Service Organizations that  have  sold  Portfolio shares and  (ii)  preparing  and
distributing  marketing  materials.   The  Municipal  Income
Portfolio's 12b-1 Plan provides that reimbursement shall  be made for any month only to the extent that such payment does not  exceed:  (i)  0.75%  on  an  annualized  basis  of  the
Portfolio's  average daily net assets; (ii) the  limitations applicable pursuant to the rules of the National Association of  Securities Dealers, Inc. as they may be in  effect  from time to time; and (iii) limitations set from time to time by the  Board  of  Trustees.  The Board of  Trustees  has  only authorized  the  Fund to pay up to 0.25% of the  Portfolio's average  daily  net  assets annually to  reimburse  RSD  for
expenses   that  it  has  incurred  in  (i)  paying   "trail
commissions"  to  Service  Organizations  that   have   sold
Portfolio shares; and (ii) for marketing efforts focusing on the preparation and distribution of marketing materials.
      For  the  fiscal  year  ended October  31,  1997,  RSD
received payments amounting to $19,672 under the Diversified
Income  Portfolio's  12b-1 Plan;  of  that  amount,  $18,499 represented reimbursement of expenses that RSD had  incurred in  paying  trail  commissions to service organizations  and
$1,173  on  the  preparation and distribution  of  marketing materials.  For the fiscal year ended October 31, 1997,  RSD received  payments amounting to $14,348 under the  Municipal
Income  Portfolio's  12b-1 Plan;  of  that  amount,  $13,715 represented reimbursement of expenses that RSD had  incurred in  paying  trail  commissions to Service Organizations  and
$632  on  the  preparation  and  distribution  of  marketing materials.
      Under the 12b-1 Plans, if any payments made by WTC out
of  its advisory fee, not to exceed the amount of that  fee, to  any  third parties (including banks), including payments for shareholder servicing and transfer agent functions, were
deemed  to  be  indirect  financing  by  the  Fund  of   the
distribution  of  its shares, such payments are  authorized.
The   Fund  may  execute  portfolio  transactions  with  and
purchase  securities issued by depository institutions  that
receive  payments  under  the  Plans.   No  preference   for
instruments issued by such depository institutions is  shown in the selection of investments.

                   PORTFOLIO TRANSACTIONS
      All portfolio transactions are placed on behalf of the
Portfolios  by  WTC pursuant to authority contained  in  the
Advisory Agreements.  Most purchases and sales of securities by  the Portfolios are with the issuers or underwriters  of, or dealers in, those securities, acting as principal.  There is  generally  no stated commission in the  case  of  fixed-
income securities, but the price paid by a Portfolio usually
includes  a  dealer  spread  or  mark-up.   In  underwritten
offerings,  the  price  paid includes a  fixed  underwriting commission  or  discount  retained  by  the  underwriter  or dealer.
      Transactions on U.S. stock exchanges, futures  markets
and  other  agency transactions involve the payment  by  the
Portfolios of negotiated brokerage commissions.  Brokers may charge  different commissions based on such factors  as  the
difficulty  and  size of the transaction.   Transactions  in
foreign  securities by the Diversified Income Portfolio  may involve  the  payment of fixed brokerage commissions,  which may  be higher than those in the United States.  During  the fiscal  years  ended October 31, 1997, 1996  and  1995,  the
Portfolios paid no brokerage commissions.

      The  primary  objective of WTC in  placing  orders  on
behalf  of  the  Portfolios for the  purchase  and  sale  of securities is to obtain best execution at the most favorable prices  through  responsible brokers or dealers  and,  where
commission rates are negotiable, at competitive  rates.   In
selecting   a  broker  or  dealer  to  execute  a  portfolio
transaction, WTC considers among other things: (i) the price of  the securities to be purchased or sold; (ii) the rate of the  commission or the amount of the mark-up to be  charged;
(iii)  the  size  and  difficulty of  the  order;  (iv)  the reliability,  integrity,  financial  condition  and  general execution  and  operational  capability  of  the  broker  or dealer;  and  (v) the quality of the execution and  research services  provided by the broker or dealer to the Portfolios and  to other discretionary accounts advised by WTC and  its affiliates.
     The Portfolios may pay higher commissions in return for
execution  and  research  services,  but  only  if  WTC  has determined that those commissions are reasonable in relation to  the  value  of the execution and research services  that have  been or will be provided to the Portfolios and to  any
other   discretionary  accounts  advised  by  WTC   or   its
affiliates.   In reaching this determination, WTC  will  not
attempt  to  place a specific dollar value on the  execution and  research services provided or to determine what portion of  the  compensation should be related to  those  services.
Execution   and  research  services  may  include:   pricing
services;    quotation   services;   purchase    and    sale
recommendations;  the  availability  of  securities  or  the purchasers  or sellers of securities; analyses  and  reports concerning  issuers,  industries,  securities  and  economic
factors  and  trends;  and  functions  incidental   to   the
portfolio transactions, such as clearance and settlement.
     Some of the other discretionary accounts advised by WTC
and its affiliates, including the other investment companies that  they  advise, have investment objectives and  policies similar  to those of the Portfolios.  WTC or a WTC affiliate may purchase or sell a given security for those accounts  on the same day that it purchases or sells that security for  a
Portfolio.  In those instances, the demand for the  security being purchased or the supply of the security being sold may increase, and this could have an adverse effect on the price of  the  security.  In other instances, however, the ability of  a  Portfolio to participate in a volume transaction will produce better price and execution.  If two or more  of  the discretionary  accounts advised by WTC  and  its  affiliates simultaneously purchase or sell the same security,  WTC  and its  affiliates average purchases and sales as to price  and allocate  such purchases and sales according  to  a  formula considered  by  the  officers of  each  affected  investment company and by the officers of WTC and its affiliates to  be equitable to each account.
      On  occasion, some of the other discretionary accounts
advised  by  WTC  and  its affiliates  may  have  investment objectives and policies that are dissimilar to those of  the
Portfolios, causing WTC and its affiliates to buy a security for  one  discretionary account while simultaneously selling
the  security  for  another  account.   In  accordance  with
applicable  SEC regulations, one discretionary  account  may sell a security to another account.  It is the policy of WTC and  its  affiliates not to favor one discretionary  account over  another in placing purchase and sale orders.  However, there  may be circumstances when purchases or sales for  one or  more discretionary accounts will have an adverse  effect on other accounts.

                     PORTFOLIO TURNOVER
      The portfolio turnover rate for a given fiscal period is the ratio of the lesser of purchases or sales of portfolio securities during the period to the monthly average of the value of portfolio securities held during the period, excluding securities with maturities or expiration dates at acquisition of one year or less. A Portfolio's turnover rate is not a limiting factor when WTC considers making a change in the Portfolio's holdings.

      The   frequency   of   portfolio
transactions and a Portfolio's turnover rate will vary  from year  to year depending on market conditions.  The portfolio turnover rate for the Diversified Income Portfolio  for  the years ended October 31, 1997 and 1996 was 83.54% and 85.77%, respectively. The portfolio turnover rate for the  Municipal
Income  Portfolio for the years ended October 31,  1997  and
1996 was 28.56% and 15.91%, respectively.

                         REDEMPTIONS
      To ensure proper authorization before redeeming shares
of  the  Portfolios,  RSMC may require additional  documents
such   as,  but  not  restricted  to,  stock  powers,  trust
instruments, death certificates, appointments as  fiduciary, certificates of corporate authority and tax waivers required in some states when settling estates.
      Clients of WTC who have purchased shares through their
trust  accounts at WTC and clients of Service  Organizations who  have purchased shares through their accounts with those
Service  Organizations should contact  WTC  or  the  Service
Organization  prior  to submitting a redemption  request  to ensure  that all necessary documents accompany the  request.
When  shares  are  held in the name of a corporation,  other
organization,   trust,  fiduciary  or  other   institutional
investor,  RSMC  requires, in addition to the  stock  power, certified  evidence  of  authority  to  sign  the  necessary instruments  of  transfer.  These  procedures  are  for  the protection of shareholders and should be followed to  ensure prompt payment.  Redemption requests must not be conditional
as  to  date  or  price of the redemption.   Proceeds  of  a
redemption  will  be  sent within 7 days  of  acceptance  of shares  tendered for redemption.  Delay may  result  if  the purchase check has not yet cleared, but the delay will be no longer  than required to verify that the purchase check  has cleared,  and  the Fund will act as quickly as  possible  to minimize delay.
      The  value of shares redeemed may be more or less than
the shareholder's cost, depending on the net asset value  at the time of redemption.  Redemption of shares may result  in tax  consequences (gain or loss) to the shareholder, and the
proceeds   of  a  redemption  may  be  subject   to   backup
withholding.   (See  "Dividends,  Other  Distributions   and
Taxes" in the Prospectus.)
      A  shareholder's right to redeem shares and to receive
payment  therefor  may be suspended when (a)  the  New  York
Stock  Exchange  (the "Exchange") is closed other  than  for customary weekend and holiday closings, (b) trading  on  the
Exchange is restricted, (c) an emergency exists as a  result of  which it is not reasonably practicable to dispose  of  a
Portfolio's  securities  or to  determine  the  value  of  a
Portfolio's  assets, or (d) ordered by a  governmental  body having jurisdiction over the Fund for the protection of  the
Fund's  shareholders,  provided that  applicable  rules  and regulations  of  the  SEC  (or any  succeeding  governmental authority) shall govern as to whether a condition  described in  (b),  (c)  or  (d) exists.  In case of such  suspension, shareholders  of the affected Portfolio may  withdraw  their requests for redemption or may receive payment based on  the net  asset  value per share of the Portfolio next determined after the suspension is lifted.
      The Fund reserves the right, if conditions exist which
make  cash  payments undesirable, to honor any  request  for redemption  by  making  payment in whole  or  in  part  with readily marketable securities chosen by the Fund and  valued in  the  same  way as they would be valued for  purposes  of computing  the  net asset value per share of the  applicable
Portfolio.   If payment is made in securities, a shareholder
may   incur   transaction  expenses  in   converting   these
securities into cash.  The Fund has elected, however, to  be governed  by Rule 18f-1 under the 1940 Act, as a  result  of which the Fund is obligated to redeem shares solely in  cash if  the  redemption  requests are made  by  one  shareholder account up to the lesser of $250,000 or 1% of the net assets of  the applicable Portfolio during any 90-day period.  This
election   is   irrevocable  unless  the  SEC  permits   its
withdrawal.

                NET ASSET VALUE AND DIVIDENDS
     NET ASSET VALUE.  The net asset value per share of each
Portfolio  is  determined  by  dividing  the  value  of  the
Portfolio's  net  assets by the total  number  of  Portfolio shares  outstanding.  This determination is made by RSMC  as of  the  close of regular trading on the Exchange (currently
4:00  p.m.,  Eastern time) each day the  Fund  is  open  for
business.   The Fund is open for business on days  when  the
Exchange,  RSMC and the Philadelphia branch  office  of  the
Federal Reserve are open for business ("Business Day").
     Securities and other assets for which market quotations
are   readily   available  are  valued  based  upon   market
quotations, provided such quotations adequately reflect,  in the  opinion  of  RSMC, the fair value of those  securities.
Currently,  such  prices  are  determined  using  the   last
reported  sale  price  in  the principal  market  where  the securities  are traded or, if no sales are reported  (as  in the  case  of some securities traded over-the-counter),  the last  reported  bid  price,  except  that  in  the  case  of preferred stock and any other equity securities held by  the
Diversified  Income Portfolio, if no sales are  reported  in the principal market where the securities are traded, at the mean  between the last reported bid and asked prices in that
market.   Debt instruments with remaining maturities  of  60
days  or  less  are valued on the basis of  their  amortized
cost.   All other securities and other assets are valued  at
their  fair value as determined in good faith by RSMC  under the general supervision of the Board of Trustees.
      Reliable  market quotations are not considered  to  be
readily  available for long-term corporate bonds and  notes, certain  preferred stocks, municipal securities and  certain foreign securities.  These investments may be valued on  the basis  of  prices  provided by pricing services  when  those prices are believed to reflect the fair market value of  the
securities.   Valuations furnished by a pricing service  are
based upon a computerized matrix system or appraisals by the pricing  service, in each case in reliance upon  information
concerning   market   transactions   and   quotations   from
recognized  securities dealers.  The  methods  used  by  the pricing  services and the quality of valuations are reviewed by RSMC under the general supervision of the Trustees.
     The calculation of each Portfolio's net asset value per
share   may  not  take  place  contemporaneously  with   the
determination  of  the prices of many  of  the  fixed-income securities  used  in the calculation.  If events  materially affecting  the value of those securities occur  between  the time when their prices are determined and the time when  net asset value is determined, the securities will be valued  at fair  value, as determined in good faith by RSMC  under  the general supervision of the Trustees.

     DIVIDENDS. Dividends are declared on each Business Day for each Portfolio of the Fund. The dividend for a Business
Day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-Business Days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period.

                   PERFORMANCE INFORMATION
      The  performance of a Portfolio may be quoted in terms
of  its yield and its total return in advertising and  other
promotional    materials   ("performance   advertisements").
Yields and total returns may be quoted numerically or  in  a
table,  graph  or  similar illustration.   Performance  data
quoted  represents past performance and is not  intended  to indicate  future  performance.  The  investment  return  and principal  value  of  an  investment  in  a  Portfolio  will fluctuate  so that an investor's shares, when redeemed,  may
be   worth  more  or  less  than  the  original  cost.   The
performance of each Portfolio will vary based on changes  in market conditions and the level of the Portfolio's expenses.

      YIELD CALCULATIONS. From time to time, each Portfolio may advertise its yield. Yield is calculated by dividing the Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                YIELD = 2[((A-B)/CD + 1)6-1]

          where:
               a     =    dividends and interest earned
                     during the period;
               b     =    expenses accrued for the period
                     (net of reimbursements);
               c     =    the average daily number of
                     shares outstanding during the
                     period that were entitled to receive
                     dividends; and
               d     =    the maximum offering price per
                     share on the last day of the period.

The   result   is  expressed  as  an  annualized  percentage
(assuming  semiannual compounding) of the  maximum  offering price per share at the end of the period.
      Except as noted below, in determining interest  earned
during the period (variable "a" in the above formula),  RSMC calculates the interest earned on each debt instrument  held by  a  Portfolio  during the period by:  (i)  computing  the instrument's  yield to maturity, based on the value  of  the instrument  (including actual accrued interest)  as  of  the last  business  day of the period or, if the instrument  was purchased during the period, the purchase price plus accrued interest;  (ii) dividing the yield to maturity by  360;  and
(iii) multiplying the resulting quotient by the value of the
instrument   (including  actual  accrued  interest).    Once
interest earned is calculated in this fashion for each  debt instrument held by the Portfolio, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.
      For purposes of these calculations, the maturity of  a
debt  instrument with one or more call provisions is assumed to  be the next date on which the instrument reasonably  can be expected to be called or, if none, the maturity date.  In general,  interest income is reduced with  respect  to  debt instruments  trading at a premium over their  par  value  by subtracting a portion of the premium from income on a  daily basis,  and  increased  with  respect  to  debt  instruments trading at a discount by adding a portion of the discount to daily income.
      In determining dividends earned by any preferred stock
or  other  equity securities held by the Diversified  Income
Portfolio  during  the period (variable  "a"  in  the  above formula),  RSMC accrues the dividends daily at their  stated
dividend  rates.   Capital gains and  losses  generally  are
excluded  from  yield  calculations.   In  calculating   the
maximum  offering price per share at the end of  the  period
(variable  "d"  in  the  above  formula),  each  Portfolio's
maximum  3.50%  sales charge is included.   The  Diversified
Income Portfolio's yield for the 30-day period ended October
31,  1997 was 5.71%.  Without fee waivers by WTC during  the period, the yield for that Portfolio would have been  5.30%.
The Municipal Income Portfolio's yield for the 30-day period ended  October 31, 1997 was 3.18%.  Without fee  waivers  by
WTC and RSMC during the period, the yield for that Portfolio would have been 2.98%.
       Since  yield  accounting  methods  differ  from   the
accounting  methods used to calculate net investment  income for  other  purposes, a Portfolio's yield may not equal  the dividend  income  actually paid  to  investors  or  the  net investment income reported with respect to the Portfolio  in the Fund's financial statements.
       Yield  information  may  be  useful  in  reviewing  a
Portfolio's  performance  and  in  providing  a  basis   for
comparison with other investment alternatives.  However, the
Portfolios' yields fluctuate, unlike investments that pay  a fixed interest rate over a stated period of time.  Investors should  recognize  that  in periods  of  declining  interest rates,  the  Portfolios' yields will  tend  to  be  somewhat higher  than  prevailing market rates,  and  in  periods  of rising  interest rates, the Portfolios' yields will tend  to be  somewhat lower.  Also, when interest rates are  falling, the  inflow  of  net  new money to the Portfolios  from  the continuous  sale of their shares will likely be invested  in instruments producing lower yields than the balance  of  the
Portfolios' holdings, thereby reducing the current yields of the  Portfolios.  In periods of rising interest  rates,  the opposite can be expected to occur.

      TAX-EQUIVALENT YIELD CALCULATIONS.  From time to time,
the  Municipal  Income  Portfolio  may  advertise  its  tax-
equivalent yield.  That Portfolio's tax-equivalent yield  is the rate an investor would have to earn from a fully taxable investment  after taxes to equal the Portfolio's  tax-exempt
yield.   Tax-equivalent yield is computed  by  (i)  dividing
that portion of the Portfolio's yield that is tax-exempt  by one  minus  a  stated income tax rate and  (ii)  adding  the product  to  that portion, if any, of the Portfolio's  yield that  is not tax-exempt.  For purposes of this formula, tax-
exempt  yield  is yield that is exempt from  federal  income tax.
      The  following  table, which is based upon  individual
federal  income tax rates in effect during 1997, illustrates the  yields  that  would  have to  be  achieved  on  taxable
investments   to  produce  a  range  of  hypothetical   tax-
equivalent yields:

                 TAX-EQUIVALENT YIELD TABLE

     Federal
   Marginal
     Income                 Tax-Equivalent Yields
Tax Bracket           Based on Tax-Exempt Yields of:
------------    ------------------------------------------
                4%    5%     6%     7%    8%     9%    10%
                --   ---    ---    ---   ---    ---    ---
    28%         5.6   6.9    8.3    9.7  11.1   12.5   13.9
    31%         5.8   7.2    8.7   10.1  11.6   13.0   14.5
    36%         6.3   7.8    9.4   10.9  12.5   14.1   15.6
   39.6%        6.6   8.3    9.9   11.6  13.2   14.9   16.6


      TOTAL  RETURN CALCULATIONS.  From time to  time,  each
Portfolio may advertise its average annual total return.   A
Portfolio's  average  annual  total  return  is   calculated
according to the following formula:

                      P (1 + T)N = ERV

     where:
               P     =    a hypothetical initial payment of
                     $1,000;
               T     =    average annual total return;
               n     =    number of years; and
               ERV   =    ending redeemable value at end of
                     the period of a hypothetical $1,000
                     payment made at the beginning of that
                     period.

      The  time  periods used are based on rolling  calendar
quarters,  updated  to  the last  day  of  the  most  recent calendar  quarter  prior to submission of the  advertisement for publication.  Average annual total return, or "T" in the formula  above,  is computed by finding the  average  annual compounded rate of return over the period that would  equate the  initial amount invested to the ending redeemable  value
("ERV").   In calculating average annual total return,  each
Portfolio's  maximum 3.50% sales load is deducted  from  the
initial   $1,000  payment,  and  all  dividends  and   other
distributions  by  the Portfolio are assumed  to  have  been reinvested  at  net  asset value on  the  reinvestment  date during the period.
      Each  Portfolio  may also include in  its  performance
advertisements  total  return  quotations   that   are   not
calculated  according to the formula set forth above  ("non-
standardized total return").  For example, because Portfolio shares may be purchased at a reduced sales load or without a sales  load  under  certain circumstances,  non-standardized
average   annual  total  return  may  be  computed   without
deducting  the  sales  load  from  the  hypothetical  $1,000
investment.   The  following table reflects the  Diversified
Income Portfolio's standardized and non-standardized average annual total return for the periods stated below:

AVERAGE ANNUAL TOTAL RETURN FOR DIVERSIFIED INCOME PORTFOLIO

                                               April 2, 1991
                                               (Commencement
               One-Year ended  Five-Years      of Operations)
Sales Load1     October 31,     ended           through
                    1997       October 31,1997  October 31, 1997
-----------    --------------  ---------------  ----------------

  3.50%           3.38%          5.41%              6.61%

  None            7.13%          6.16%              7.19%


 AVERAGE ANNUAL TOTAL RETURN FOR MUNICIPAL INCOME PORTFOLIO

                                          November 1, 1993
                         One-Year ended    (Commencement
          Sales Load     October 31,        of Operations)
                         1997            through October 31, 1997
          ----------     --------------  ------------------------
           3.50%               3.11%           3.99%
           None                6.85%           4.92%

      While average annual returns are a convenient means of
comparing investment alternatives, investors should  realize that  the Portfolios' performance is not constant over time, but  changes  from  year to year, and  that  average  annual returns represent averaged figures as opposed to the  actual year-to-year performance of the Portfolios.
      Another example of non-standardized total return  that
may  be quoted in the Portfolios' performance advertisements is  unaveraged or cumulative total returns which reflect the change  in the value of an investment in a Portfolio over  a stated period.  RSMC calculates cumulative total return  for each  Portfolio  for a specific time period by  assuming  an initial investment of $1,000 in shares of the Portfolio  and the reinvestment of dividends and other distributions.  RSMC then  determines  the  percentage  rate  of  return  on  the hypothetical $1,000 investment by: (i) subtracting the value of  the  investment at the beginning of the period from  the value  of the investment at the end of the period; and  (ii)
dividing  the remainder by the beginning value.   RSMC  does
not take each Portfolio's maximum sales load into account in calculating  cumulative total return; if the  maximum  sales
load   charged  by  a  Portfolio  were  reflected   in   the
calculation,  the cumulative total return of  the  Portfolio
would   be  reduced.   The  Diversified  Income  Portfolio's
cumulative  total  return  for  the  one-year  period  ended
October  31,  1997, the five-year period ended  October  31,
1997 and for the period from April 2, 1991 (commencement  of operations) through October 31, 1997 was 7.13%,  34.84%  and
57.94%,  respectively.   The  Municipal  Income  Portfolio's
cumulative  total  return  for  the  one-year  period  ended
October  31, 1997 and for the period from November  1,  1993
(commencement of operations) through October  31,  1997  was
6.85% and  21.19%, respectively.

------------------
1  The Diversified Income Portfolio's maximum sales load is
   reduced on November 25, 1991 from 4.50% to 3.50%.  The
   lower maximum sales load is reflected in the standardized
   average annual return set forth in this table.


      Average  annual and cumulative total returns  for  the
Portfolios may be quoted as a dollar amount, as  well  as  a
percentage,   and  may  be  calculated  for  a   series   of
investments  or a series of redemptions, as well  as  for  a single  investment  or a single redemption,  over  any  time
period.   Total  returns  may  be  broken  down  into  their
components  of  income and capital gain  (including  capital
gains  and  changes  in  share  price)  to  illustrate   the
relationship  of  those factors and their  contributions  to total return.
      The  following  table  shows the  income  and  capital
elements of the Diversified Income Portfolio's total  return and  compares them to the cost of living (as measured by the
Consumer  Price  Index) over the same periods.   During  the
periods  quoted,  interest rates and bond prices  fluctuated widely; the table should not be considered representative of the  dividend income or capital gain or loss that  could  be realized  from  an  investment  in  the  Diversified  Income
Portfolio today.
      During the period from April 2, 1991 (Commencement  of
Operations) through October 31, 1997, a hypothetical $10,000 investment  in the Diversified Income Portfolio  would  have
been   worth   $15,794   assuming  all  distributions   were
reinvested  and no sales load was paid.  During  the  period
November  1,  1993  (Commencement  of  Operations)   through
October  31,  1997,  a  hypothetical $10,000  investment  in
Municipal Income Portfolio would have been worth $12,119
          CHANGE IN $10,000 HYPOTHETICAL INVESTMENT
DIVERSIFIED INCOME PORTFOLIO


               Value of     Value of      Value of                    Increase In
               Initial      Reinvested    Reinvested                  Cost of Living
 Period Ended  $10,000      Income        Capital Gain                (Consumer Price
 October 31    Investment   Dividends     Distributions   Total Value   Price Index)
 ------------  ----------  ------------  --------------   ----------- -----------------
  1997         $10,456      $5,178           $159           $15,793           19.9%

  1996         $10,360      $4,225           $157           $14,742           17.3%

  1995         $10,464      $3,393           $159           $14,016           13.7%

  1994         $ 9,936      $2,382           $151           $12,469           10.6%

  1993         $10,784      $1,856           $126           $12,766            7.9%

  1992         $10,560      $1,129           $ 23           $11,712            5.0%

  1991         $10,288      $  401           $  0           $10,689            1.8%


      Explanatory Note: A hypothetical initial investment of $10,000 on April 2, 1991, together with the aggregate cost of reinvested dividends and capital gain distributions for the entire period covered (their cash value at the time they were reinvested), would have amounted to $15,281. If dividends and capital gain distributions had not been reinvested, the total value of the investment in the Portfolio over time would have been smaller, and cash payments for the period would have amounted to $4,136 for income dividends and $142 for capital gain distributions. Without fee waivers from the Portfolio's service providers and expense reimbursements by WTC, the Portfolio's returns would have been lower. This table does not reflect tax consequences or the Portfolio's 3.50% maximum sales load, which would reduce the year-end values of the $10,000 investment from those shown here.
MUNICIPAL INCOME PORTFOLIO


            Value of     Value of       Value of                     Increase in
Period      Initial      Reinvested     Reinvested                   Cost of Living
Ended       $10,000       Income         Capital Gain                (Consumer Price
October 31  Investment   Dividends      Distributions    Total Value      Index)
----------  ----------   ----------    ---------------   -----------  -------------
 1997        $10,192      $1,927        $0                $12,119          11.2%

 1996        $ 9,968      $1,374        $0                $11,342           8.9%

 1995        $ 9,992      $  889        $0                $10,881           5.4%

 1994        $ 9,312      $  383        $0                $ 9,695           2.5%

      Explanatory Note: A hypothetical initial investment of
$10,000  on  November 1, 1993, together with  the  aggregate cost  of reinvested dividends and capital gain distributions for  the entire period covered (their cash value at the time
they  were reinvested), would have amounted to $11,862.   If
dividends  and  capital  gain  distributions  had  not  been reinvested,  the  total  value  of  the  investment  in  the
Portfolio  over  time  would have  been  smaller,  and  cash payments  for  the  period would have  amounted  to  $1,707.
Without  fee waivers from the Portfolio's service providers, the  Portfolio's returns would have been lower.  This  table does  not reflect tax consequences or the Portfolio's  3.50%
maximum  sales load, which would reduce the year-end  values of the $10,000 investment from those shown here.


      The  Portfolios may also, from time to time along with
performance  advertisements, illustrate asset allocation  by
sector  weightings.   These illustrations,  an  example  for
Diversified  Income  Portfolio of  which  follows,  are  not intended to reflect current or future portfolio holdings  of the Portfolios.

       RODNEY  SQUARE  DIVERSIFIED INCOME   PORTFOLIO

              ASSET  BREAKDOWN  BY SECTOR
                 As of October 31, 1997

                                            Percent of
                Sector                      Investments
                ------                      -----------

          US Government Bonds                 27.0%

          Corporate Bonds                     47.5%

		  Asset Backed Securities              8.0%

          Mortgage Backed Securities          11.6%

          Cash Equivalents                      5.9%
                                            ---------
          Total Investments                    100.0%
                                            =========


[Pie Chart Graph]

 Corporate Bonds            47%
 Mortgage Backed Securities 12%
 Asset Backed Securities     8%
 Cash Equivalents            6%
 US Government Bonds        27%

     The Rodney Square Diversified Income Portfolio may also
from  time  to  time along with performance  advertisements, present  its  investment in the form  of  the  "Schedule  of
Investments"   included  in  the  Annual   Report   to   the
Shareholders of the Fund as of and for the fiscal year ended
October  31,  1997, a copy of which is attached  hereto  and incorporated by reference.
      COMPARISON OF PORTFOLIO PERFORMANCE.  A comparison  of
the  quoted  performance offered for various investments  is valid  only if performance is calculated in the same manner.
Since  there  are  many methods of calculating  performance, investors should consider the effects of the methods used to calculate  performance when comparing performance of  shares of a Portfolio with performance quoted with respect to other investment companies or types of investments.  For  example,
it   is  useful  to  note  that  yields  reported  on   debt
instruments are generally prospective, contrasted  with  the historical yields reported by the Portfolios.
      In  connection  with communicating its performance  to
current  or prospective shareholders, a Portfolio  also  may compare  performance  figures to the  performance  of  other mutual  funds  tracked by mutual fund  rating  services,  to unmanaged  indexes  or unit investment trusts  with  similar holdings or to individual securities.
     From time to time, in marketing and other literature, a
Portfolio's  performance may be compared to the  performance of  broad  groups  of  mutual funds with similar  investment goals,  as  traced  by  independent  organizations  such  as
Investment   Company  Data,  Inc.  (an  organization   which
provides  performance ranking information for broad  classes
of   mutual   funds),  Lipper  Analytical   Services,   Inc.
("Lipper") (a mutual fund research firm which analyzes  over
1,800  mutual funds), CDA Investment Technologies, Inc.  (an organization  which  provides mutual  fund  performance  and ranking  information),  Morningstar, Inc.  (an  organization
which   analyzes   over  2,400  mutual  funds)   and   other
independent  organizations.  When Lipper's tracking  results
are   used,  a  Portfolio  will  be  compared  to   Lipper's
appropriate  fund category, that is, by fund  objective  and portfolio  holdings.  Rankings may be listed  among  one  or more  of  the  asset-size classes as determined  by  Lipper.
When  other  organizations' tracking  results  are  used,  a
Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate  volatility  grouping,  where  volatility  is  a measure of a fund's risk.
      Since  the assets in all funds are always changing,  a
Portfolio may be ranked within one asset-size class  at  one time and in another asset-size class at some other time.  In addition,  the independent organization chosen to  rank  the
Portfolio in marketing and promotional literature may change
from   time  to  time  depending  upon  the  basis  of   the
independent organization's categorizations of mutual  funds,
changes   in   the  Portfolio's  investment   policies   and
investments,  the Portfolio's asset size and  other  factors
deemed   relevant.   Advertisements  and   other   marketing
literature  will indicate the time period and Lipper  asset-
size class or other performance ranking company criteria, as applicable, for the ranking in question.
       Evaluations   of   Portfolio  performance   made   by
independent  sources  may  also be  used  in  advertisements
concerning  the  Portfolios,  including  reprints   of,   or
selections   from,   editorials  or   articles   about   the
Portfolios.    Sources  for  performance   information   and
articles about the Portfolios may include the following:
     BARRON'S,  a Dow Jones and Company, Inc.  business
     and  financial  weekly  that periodically  reviews
     mutual fund performance data.
     BUSINESS  WEEK,  a national business  weekly  that
     periodically reports the performance rankings  and
     ratings of a variety of mutual funds.
     CDA INVESTMENT TECHNOLOGIES, INC., an organization
     which provides performance and ranking information
     through   examining   the   dollar   results    of
     hypothetical mutual fund investments and comparing
     these results against appropriate market indexes.
     CHANGING TIMES, THE KIPLINGER MAGAZINE, a  monthly
     investment  advisory publication that periodically
     features   the   performance  of  a   variety   of
     securities.
     CONSUMER   DIGEST,  a  monthly  business/financial
     magazine  that  includes a "Money  Watch"  section
     featuring financial news.
     FINANCIAL   WORLD,  a  general  business/financial
     magazine that includes a "Market Watch" department
     reporting   on  activities  in  the  mutual   fund
     industry.
     FORBES, a national business publication that  from
     time  to  time reports the performance of specific
     investment companies in the mutual fund industry.
     FORTUNE,  a  national  business  publication  that
     periodically rates the performance of a variety of
     mutual funds.
     INVESTMENT  COMPANY  DATA,  INC.,  an  independent
     organization  which  provides performance  ranking
     information for broad classes of mutual funds.
     INVESTOR'S DAILY, a daily newspaper that  features
     financial, economic, and business news.
     LIPPER  ANALYTICAL  SERVICES, INC.'S  MUTUAL  FUND
     PERFORMANCE  ANALYSIS,  a  weekly  publication  of
     industry-wide  mutual fund  averages  by  type  of
     fund.
     MONEY,  a monthly magazine that from time to  time
     features  both specific funds and the mutual  fund
     industry as a whole.
     MUTUAL  FUND VALUES, a biweekly Morningstar,  Inc.
     publication that provides ratings of mutual  funds
     based  on  fund  performance, risk  and  portfolio
     characteristics.
     THE  NEW  YORK  TIMES,  a  nationally  distributed
     newspaper which regularly covers financial news.
     PERSONAL   INVESTING   NEWS,   a   monthly    news
     publication  that  often  reports  on   investment
     opportunities and market conditions.
     PERSONAL  INVESTOR, a monthly investment  advisory
     publication that includes a "Mutual Funds Outlook"
     section   reporting  on  mutual  fund  performance
     measures, yields, indexes and portfolio holdings.
     SUCCESS, a monthly magazine targeted to the  world
     of  entrepreneurs  and growing  businesses,  often
     featuring mutual fund performance data.
     USA TODAY, a national daily newspaper.
     U.S.  NEWS  AND WORLD REPORT, a national  business
     weekly  that  periodically  reports  mutual   fund
     performance data.
     WALL STREET JOURNAL, a Dow Jones and Company, Inc.
     newspaper which regularly covers financial news.
     WIESENBERGER  INVESTMENT  COMPANIES  SERVICES,  an
     annual  compendium  of  information  about  mutual
     funds  and  other investment companies,  including
     comparative data on funds' backgrounds, management
     policies,  salient  features, management  results,
     income and dividend records, and price ranges.

      In  advertising the performance of the Portfolios, the
performance  of  a  Portfolio may also be  compared  to  the performance of unmanaged indexes of securities in which  the
Portfolio invests or to unit investment trusts ("UITs") that hold  the  same  type of securities in which  the  Portfolio
invests.    The   performance  of  the  Diversified   Income
Portfolio  may be compared to the performance of the  Lehman
Intermediate Government/Corporate Index; the performance  of the  Municipal  Income  Portfolio may  be  compared  to  the performance  of Merrill Lynch Intermediate Municipal  Index.
Quotations  of  index and UIT performance  generally  assume reinvestment of dividends and other distributions;  however, index and UIT quotations do not reflect expenses related  to asset management.
      Performance  advertisements for the  Municipal  Income
Portfolio  may  compare  investing  in  that  Portfolio   to
investing in an individual municipal bond.  Unlike municipal funds  such  as  the Municipal Income Portfolio,  individual municipal bonds offer a stated rate of interest and, if held
to   maturity,   repayment  of  principal.   Although   some
individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund which invests
in   many  different  securities.   The  initial  investment
requirements and sales charges of many municipal  funds  are lower  than the purchase cost of individual municipal bonds, which  are generally issued in $5,000 denominations and  are subject to direct brokerage costs.

                            TAXES
     GENERAL.  To continue to qualify for treatment
as a RIC under the Code, each Portfolio - each being treated
as   a  separate  corporation  for  these  purposes  -  must
distribute  to  its shareholders for each  taxable  year  at
least   90%   of  its  investment  company  taxable   income
(generally consisting of taxable net investment income  plus net  short-term  capital gain and, in the case of the Diversified
Income Portfolio, net gains from certain foreign currency
transactions) plus,  in  the  case  of  the
Municipal  Income Portfolio, 90% of its net interest  income excludable  from gross income under Section  103(a)  of  the
Code  ("Distribution  Requirement") and  must  meet  several additional  requirements.  With respect to  each  Portfolio, these  requirements include the following: (1) at least  90%
of  the  Portfolio's gross income each taxable year must  be derived  from dividends, interest, payments with respect  to
securities   loans  and  gains  from  the  sale   or   other
disposition  of securities or foreign currencies,  or  other income  (including  gains from options, futures  or  forward currency contracts) derived with respect to its business  of
investing   in  securities  or  those  currencies   ("Income
Requirement"); (2)  at  the close of  each  quarter  of  the
Portfolio's taxable year, at least 50% of the value  of  its total  assets  must be represented by cash and  cash  items,
U.S. Government obligations , securities of other RICs
and other securities, with those
other  securities limited, in respect of any one issuer,  to an  amount  that  does not exceed 5% of  the  value  of  the
Portfolio's  total assets and that does not  represent  more than 10% of the issuer's outstanding voting securities;  and
(3)  at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be  invested  in  securities  (other  than  U.S.  Government obligations and securities of other RICs) of any one issuer.
     If a Portfolio failed to qualify for treatment as a RIC
in  any  taxable year, it would be subject  to  tax  on  its taxable income at corporate rates and all distributions from earnings  and profits, including any distributions from  net tax-exempt income and net capital gains, would  be
taxable   to  its  shareholders  as  ordinary  income.    In
addition,  the  Portfolio  could be  required  to  recognize unrealized  gains, pay substantial taxes  and  interest  and make substantial distributions before requalifying as a RIC.
      Each  Portfolio will be subject to a nondeductible  4%
excise  tax  ("Excise  Tax")  to  the  extent  it  fails  to distribute by the end of any calendar year substantially all of  its  ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31
of  that  year, plus certain other amounts.   For  this  and
other  purposes, dividends and other distributions  declared by  a Portfolio in October, November or December of any year and  payable to shareholders of record on a date in  one  of those  months  will  be  deemed to have  been  paid  by  the
Portfolio and received by the shareholders on December 31 of that  year  if  they  are paid by the Portfolio  during  the following January.
    Investors should be aware that if Portfolio shares  are
purchased shortly before the record date for any dividend or capital  gain  distribution (other than  an exempt-interest
dividend - (as  defined in the Prospectus), the  shareholder will  pay  full price for the shares and will  receive  some portion of the price back as a taxable distribution.
      If a Portfolio makes a distribution to shareholders in
excess of its current and accumulated "earnings and profits"
in any taxable year, the excess distribution will be treated by  each shareholder as a return of capital to the extent of the  shareholder's tax basis and thereafter as capital gain.
Thus,  a  return of capital is not taxable, though  it  does reduce a shareholder's tax basis.
      Each  Portfolio  may  acquire zero  coupon  securities
issued with original issue discount.  As a holder of those
securities, a Portfolio must take into account the  original issue  discount  that accrues on the securities  during  the taxable  year, even if it receives no corresponding  payment on  them  during the year.  Because each Portfolio  annually must  distribute substantially all of its investment company taxable income and tax-exempt income, including any original
issue   discount,  to  satisfy  the  Distribution
Requirement  and (except with respect to tax-exempt  income)
avoid  imposition  of the Excise Tax,  a  Portfolio  may  be required in a particular year to distribute as a dividend an amount  that  is greater than the total amount  of  cash  it actually receives.  Those distributions will be made from  a
Portfolio's  cash assets or from the proceeds  of  sales  of portfolio securities, if necessary.  A Portfolio may realize capital  gains  or  losses  from those  sales,  which  would increase  or decrease its investment company taxable  income and/or net capital gain (the excess of net long-term capital gain  over  net short-term capital loss).
      THE  MUNICIPAL INCOME PORTFOLIO.  The Municipal Income
Portfolio  will  be able to pay exempt-interest dividends to its shareholders only if, at the close of each quarter  of
its  taxable  year, at least 50% of the value of  its  total assets  consists  of obligations the interest  on  which  is excludable  from gross income under Section  103(a)  of  the
Code;  the  Portfolio intends to continue  to  satisfy  this
requirement.  Distributions  that  the  Portfolio   properly
designates as exempt-interest dividends are treated  by  its shareholders as interest excludable from their gross  income for  federal  income tax purposes but may be  items  of  tax preference  for AMT  purposes.
The  aggregate  dividends excludable from the  shareholders'
gross  income may not exceed the Portfolio's net  tax-exempt
income.   The shareholders' treatment of dividends from  the
Portfolio  under state and local income tax laws may  differ
from  the  treatment thereof under the Code.   In  order  to
qualify to pay exempt-interest dividends, the Portfolio  may be  limited in its ability to engage in taxable transactions
such   as   repurchase  agreements,  options   and   futures
strategies and portfolio securities lending.
      Tax-exempt  interest attributable to certain  "private
activity bonds" ("PAB's") (including, in the case of  a  RIC receiving interest on those bonds, a proportionate  part  of the  exempt-interest dividends paid by the  RIC)  is  a  tax preference  item  for  purposes of the AMT. Furthermore, even interest  on  tax-exempt securities  held by the Portfolio
that are not PAB's,  which interest   otherwise  would  be  a
tax   preference   item, nevertheless  may be indirectly
subject to  the  AMT in  the hands of corporate  shareholders when distributed to them by the Portfolio. PAB's are issued by or  on  behalf  of  public authorities  to  finance  various privately  operated  facilities and  are  described  in  the
Appendix  to  the Prospectus.  Entities or persons  who  are
"substantial  users"  (or  persons related  to  "substantial users")  of  facilities  financed by industrial  development bonds  or  PAB's  should consult their tax  advisers  before purchasing Portfolio shares.  For these purposes,  the  term
"substantial user" is defined generally to include  a  "non-
exempt  person" who regularly uses in trade  or  business  a part of a facility financed from the proceeds of such bonds.
      Up  to  85% of Social Security and railroad retirement
benefits  may  be included in taxable income for  recipients whose  adjusted  gross income (including  income  from  tax-
exempt  sources  such as the Portfolio) plus  50%  of  their
benefits  exceeds  certain  base  amounts.   Exempt-interest
dividends  from  the Portfolio still are tax-exempt  to  the extent  described in the Prospectus; they are only  included in  the  calculation of whether a recipient's income exceeds the established amounts.
      If  shares  of the Portfolio are sold at a loss  after
being  held  for  six  months or  less,  the  loss  will  be disallowed  to  the extent of any exempt-interest  dividends received on those shares.
      If  the  Portfolio  invests in  any  instruments  that
generate  taxable income, under the circumstances  described in  the  Prospectus,  distributions of the  interest  earned thereon  will  be  taxable to its shareholders  as  ordinary income to the extent of its earnings and profits.  Moreover, if the Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be  taxable to its shareholders.
      The  Portfolio may invest in municipal bonds that  are
purchased  with  "market  discount."   For  these  purposes,
market  discount  is the amount by which a  bond's  purchase price is exceeded by its stated redemption price at maturity or,  in  the  case of a bond that was issued  with  original issue  discount  ("OID"), the sum of its  issue  price  plus accrued  OID,  except  that market discount  less  than  the product  of  (1) 0.25% of the redemption price  at  maturity times and (2) the number of complete years to maturity after
the  taxpayer  acquired  the bond  is  disregarded.   Market
discount  generally is accrued ratably, on  a  daily  basis, over  the  period from the acquisition date to the  date  of
maturity.   Gain on the disposition of such a bond purchased
by  the  Portfolio after April 30, 1993 (other than  a  bond with  a  fixed  maturity  date  within  one  year  from  its
issuance),  generally  is  treated  as  ordinary   (taxable)
income,  rather  than capital gain, to  the  extent  of  the bond's  accrued market discount at the time of  disposition.
In  lieu  of  treating the disposition gain  as  above,  the
Portfolio may elect to include market discount in its  gross income  currently,  for each taxable year  to  which  it  is attributable.
     The Portfolio informs shareholders within 60 days after
the Fund's fiscal year-end (October 31) of the percentage of
its   income  distributions  designated  as  exempt-interest
dividends.   The  percentage is  applied  uniformly  to  all
distributions  made  during  the  year,  so  the  percentage designated as tax-exempt for any particular distribution may be  substantially  different  from  the  percentage  of  the
Portfolio's  income that was tax-exempt  during  the  period covered by the distribution.

       THE  DIVERSIFIED  INCOME  PORTFOLIO.   Interest   and
dividends  received by the Diversified Income Portfolio, and gains realized thereby, may be  subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and / or total return  on  its
securities.  Tax conventions between  certain countries
and  the  United  States  may  reduce  or   eliminate
these foreign taxes, however, and many foreign countries  do not  impose taxes on capital gains in respect of investments by foreign investors.

      HEDGING  TRANSACTIONS.  The use of hedging strategies,
such as writing (selling) and purchasing options and futures contracts  and entering  into forward currency contracts,
involves  complex rules  that  will determine for federal
income tax  purposes the amount, character  and timing of recognition of the  gains  and losses a Portfolio realizes in connection
therewith.   Gains from  the disposition of foreign currencies
(except  certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by  a Portfolio with respect to its business of investing in
securities   or   foreign  currencies,   will   qualify   as
permissible  income under the Income Requirement.

     Futures and forward currency contracts that are subject
to  Section 1256 of the Code (other than such contracts that are  part  of  a "mixed straddle" with respect  to  which  a
Portfolio  has  made an election not to have  the  following rules apply) ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed  to have been sold at market value for federal income
tax  purposes.   Sixty  percent of  any  net  gain  or  loss
recognized  on  these  deemed sales,  and  60%  of  any  net realized gain or loss from any actual sales of Section  1256
Contracts,  will  be treated as long-term  capital  gain  or loss,  and the balance will be treated as short-term capital gain  or  loss.

     As of the date of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months, although technical corrections legislation passed by the House of Representatives late in 1997 would treat it as qualifying therefor.
     Section 988 of the Code also may  apply  to
forward   currency   contracts  and   options   on   foreign
currencies.   Under Section 988, each foreign currency  gain
or  loss  generally is computed separately  and  treated  as ordinary  income  or  loss. In the case of  overlap  between
Sections  1256  and  988, special provisions  determine  the
character  and  timing of any income,  gain  or  loss.   The
Diversified Income Portfolio attempts to monitor its Section
988 transactions to minimize any adverse tax impact.

                   DESCRIPTION OF THE FUND
      The  Portfolios are the only series of the Fund, which
was established as a Massachusetts business trust on May  7,
1986.   The name of the Fund formerly was The Rodney  Square
Benchmark U.S. Treasury Fund.  The name was changed  to  The
Rodney Square Strategic Fixed-Income Fund effective on March
14, 1991.
        Under   Massachusetts   law,   shareholders   of   a
Massachusetts    business   trust   may,    under    certain
circumstances, be held personally liable for the obligations
of  the  trust.   The Declaration of Trust, as  amended  and
restated on July 1, 1992, contains an express disclaimer  of shareholder  liability for acts or obligations of  the  Fund and requires that notice of such disclaimer be given in each note,  bond, contract or other undertaking relating  to  the
Fund  that  is  issued by or on behalf of the  Fund  or  the
Trustees.   The  amended and restated Declaration  of  Trust
provides for indemnification out of assets belonging to  the applicable  Portfolio  of  any shareholder  held  personally liable solely by reason of his or her being or having been a
shareholder  of  the  Portfolio.   Thus,  the  risk   of   a
shareholder   incurring  financial  loss   on   account   of
shareholder liability is limited to circumstances  in  which the  Portfolio  itself  would be  unable  to  indemnify  the shareholder.  WTC believes that, in view of the  above,  the risk of personal liability to shareholders is remote.
      The  amended and restated Declaration of Trust further
provides that the Trustees will not be liable for neglect or wrongdoing provided they have exercised reasonable care  and have  acted  under the reasonable belief that their  actions are  in  the best interest of the Fund; but nothing  in  the
Declaration   of  Trust  protects  a  Trustee  against   any
liability  to which he would otherwise be subject by  reason of  willful  misfeasance,  bad faith,  gross  negligence  or reckless disregard of the duties involved in the conduct  of his or her office.
      The Fund's capital consists of an unlimited number  of
shares  of beneficial interest, $0.01 par value.  Shares  of the  Portfolios that are issued by the Fund are  fully  paid and  nonassessable.  The assets of the Fund received for the issuance  or  sale  of  Portfolio  shares  and  all  income, earnings,  profits and proceeds therefrom, subject  only  to the  right  of  creditors, are allocated to  the  respective
Portfolio  and  constitute  the underlying  assets  of  that
Portfolio.
      The amended and restated Declaration of Trust provides
that  the  Fund will continue indefinitely unless a majority of  the  shareholders  of the Fund  or  a  majority  of  the shareholders of the affected Portfolio approve: (a) the sale of  the  Fund's assets or the Portfolio's assets to  another diversified open-end management investment company;  or  (b)
the  liquidation of the Fund or the Portfolio.  In the event of  the  liquidation  of the Fund or a  Portfolio,  affected shareholders are entitled to receive the assets of the  Fund or Portfolio that are available for distribution.

                      OTHER INFORMATION
      INDEPENDENT AUDITORS.  Ernst & Young LLP, Suite 4000,
2001 Market St., Phila., PA  19103, serves as the Fund's
independent  auditors, providing services which include  (1)
audit of the annual financial statements for the Portfolios,
(2)  assistance  and  consultation in  connection  with  SEC filings, and (3) preparation of the annual federal and state income tax returns filed on behalf of the Portfolios.
      The  financial statements and financial highlights  of
the Portfolios appearing or incorporated by reference in the
Fund's  Prospectus, this Statement of Additional Information and  Registration  Statement have been audited  by  Ernst  &
Young LLP, independent auditors, to the extent indicated  in their reports thereon also appearing elsewhere herein and in the  Registration  Statement or incorporated  by  reference.
Such  financial  statements have  been  included  herein  or incorporated  herein  by reference  in  reliance  upon  such reports given upon the authority of such firm as experts  in accounting and auditing.

      LEGAL  COUNSEL.   Kirkpatrick  &  Lockhart  LLP,  1800
Massachusetts  Avenue,  2nd Floor,  N.W.,  Washington,  D.C.
20036, serves as counsel to the Fund and has passed upon the legality  of the shares offered by the Prospectus  and  this
Statement of Additional Information.

      CUSTODIAN.  WTC, Rodney Square North, 1100  N.  Market
St.,   Wilmington,  DE  19890-0001,  serves  as  the  Fund's
Custodian.

      TRANSFER  AGENT.  RSMC, Rodney Square North,  1100  N.
Market  St., Wilmington, DE 19890-0001, serves as the Fund's
Transfer Agent and Dividend Paying Agent.  Compensation  for
the  services  and  duties  performed  is  paid  by  WTC  in accordance with the Advisory Agreements.  Certain other fees and  expenses  incurred in connection with the provision  of these services are payable by the Fund or the shareholder on whose behalf the service is performed.
      SUBSTANTIAL SHAREHOLDERS.  As of October 31, 1997,  no
shareholder  other than WTC owned of record or  beneficially more  than 5% of the outstanding shares of either Portfolio.
WTC  owned  of record 78.0% of the shares of the Diversified
Income   Portfolio,  in  addition  to  those  shares   owned
beneficially  on  behalf of its customer accounts;  and  WTC owned  of  record 55% of the shares of the Municipal  Income
Portfolio in addition to those shares owned beneficially  on behalf of its customer accounts.

                    FINANCIAL STATEMENTS
      The Schedules of Investments of the Diversified Income
Portfolio  and Municipal Income Portfolio as of October  31,
1997, the Statements of Assets and Liabilities of the Diversified Income Portfolio and Municipal Income Portfolio as of October 31, 1997, the Statement of Operations of the Diversified Income Portfolio and Municipal Income Portfolio for the fiscal year ended October 31, 1997, the Statements of Changes in Net Assets of the Diversified Income Portfolio and Municipal Income Portfolio for the fiscal years ended
October 31, 1997 and 1996, the Financial Highlights  of  the
Diversified  Income  Portfolio for the  fiscal  years  ended
October  31, 1997, 1996, 1995, 1994 and 1993, the  Financial
Highlights of the Municipal Income Portfolio for the fiscal years ended October 31, 1997, 1996, 1995 and 1994, the Notes to Financial Statements and the Report of Independent
Auditors, each of which is included in the Annual Report to the shareholders of the Fund as of and for the fiscal year ended October 31, 1997, are attached hereto.


                         APPENDIX A


  OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES
      REGULATION OF THE USE OF OPTIONS, FUTURES AND  FORWARD
CURRENCY   CONTRACT  STRATEGIES.   As   discussed   in   the
Prospectus, in managing both Portfolios, WTC may  engage  in certain  options  and futures strategies  to  hedge  various market risks or to enhance potential gain.  In managing  the
Short/Intermediate   Bond   and   the   Intermediate    Bond
Portfolios,  WTC may also use forward currency contracts  to hedge against the risk of foreign currency fluctuations that
could   adversely  affect  that  Portfolio's   holdings   or
contemplated  investments.  Certain special  characteristics of  and  risks  associated with using these instruments  are
discussed  below.   Use  of  options,  futures  and  forward
currency  contracts is subject to applicable regulations  of the  SEC,  the  several options and futures  exchanges  upon which these instruments may be traded, the Commodity Futures
Trading  Commission (CFTC) and the various state  regulatory
authorities.   The Board of Trustees has adopted  investment
guidelines (described below) reflecting those regulations.
      In  addition  to  the products, strategies  and  risks
described  below  and  in  the Prospectus,  WTC  expects  to
discover   additional  opportunities  in   connection   with
options, futures and forward currency contracts.  These  new opportunities  may  become available  as  WTC  develops  new techniques, as regulatory authorities broaden the  range  of permitted  transactions  and as  new  options,  futures  and forward  currency contracts are developed.  WTC may  utilize these  opportunities to the extent they are consistent  with each  Portfolio's investment objective and  limitations  and
permitted   by   applicable  regulatory  authorities.    The
registration   statement   for  the   Portfolios   will   be
supplemented to the extent that new products and  strategies involve  materially  different risks  than  those  described below and in the Prospectus.

       COVER  FOR  OPTIONS,  FUTURES  AND  FORWARD  CURRENCY
CONTRACT  STRATEGIES.  The Portfolios will not use  leverage in  their  options,  futures and forward  currency  contract
strategies.   Accordingly, the Portfolios will  comply  with
guidelines  established by the SEC with respect to  coverage of  these strategies and will either (1) set aside cash,  or liquid  securities in a segregated account with  the  Fund's custodian  in the prescribed amount, or (2) hold  securities or  other  options  or futures contracts  whose  values  are expected  to  offset ("cover") their obligations thereunder.
Securities, currencies or other options or futures contracts used  for  cover  cannot be sold or  closed  out  while  the strategy  is  outstanding, unless  they  are  replaced  with
similar  assets.   As a result, there is a possibility  that
the  use  of  cover  involving  a  large  percentage  of   a
Portfolio's assets could impede portfolio management or that
Portfolio's  ability to meet redemption  requests  or  other current obligations.

      OPTIONS  STRATEGIES.  Each Portfolio may purchase  and
write  (sell)  options on securities and securities  indexes that are traded on U.S. and foreign securities exchanges and in  the over-the-counter ("OTC") market.  Currently, options on  debt  securities are primarily traded on the OTC market.
Exchange-traded options in the U.S. are issued by a clearing organization  affiliated  with the  exchange  on  which  the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.  In contrast,  OTC options  are  contracts between a Portfolio and its  contra-
party  with  no clearing organization guarantee  unless  the parties provide for it.  Thus, when a Portfolio purchases an
OTC  option,  it  relies on the dealer  from  which  it  has purchased  the  OTC option to make or take delivery  of  the securities underlying the option.  Failure by the dealer  to do  so  would result in the loss of any premium paid by  the
Portfolio as well as the loss of the expected benefit of the
transaction.   Accordingly, before a Portfolio purchases  or
sells  an  OTC option, WTC assesses the creditworthiness  of each counterparty and any guarantor or credit enhancement of the counterparty's credit to determine whether the terms  of the option are likely to be satisfied.
      Special risks are presented by internationally  traded
options.   Because  of time differences between  the  United
States  and various foreign countries, and because different
holidays  are  observed  in  different  countries,   foreign
options markets may be open for trading during hours  or  on days  when  U.S.  markets are closed.  As a  result,  option
premiums  may  not  reflect  the  current  prices   of   the
underlying securities in the United States.
      Each Portfolio may purchase call options on securities
in which it is authorized to invest in order to fix the cost of  a  future purchase.  Call options also may be used as  a means of enhancing returns by, for example, participating in an  anticipated price increase of a security.  In the  event of a decline in the price of the underlying security, use of this  strategy would serve to limit the potential loss to  a
Portfolio  to  the option premium paid; conversely,  if  the market price of the underlying security increases above  the exercise price and a Portfolio either sells or exercises the option,  any profit eventually realized would be reduced  by the premium paid.
      Each  Portfolio may purchase put options on securities
that  it  holds in order to hedge against a decline  in  the market  value  of the securities held or to enhance  return.
The  put  option enables a Portfolio to sell the  underlying security  at  the  predetermined exercise price;  thus,  the potential for loss to the Portfolio below the exercise price is  limited to the option premium paid.  If the market price of the underlying security is higher than the exercise price of  the put option, any profit the Portfolio realizes on the sale of the security is reduced by the premium paid for  the put  option less any amount for which the put option may  be sold.
      Each  Portfolio may on certain occasions wish to hedge
against a decline in the market value of securities that  it holds  at  a  time  when  put options  on  those  particular securities are not available for purchase.  At those  times, a  Portfolio  may  purchase a put option on other  carefully selected securities in which it is authorized to invest, the values  of which historically have a high degree of positive correlation  to  the value of the securities actually  held.
If  WTC's judgment is correct, changes in the value  of  the put options should generally offset changes in the value  of
the  securities  being  hedged.   However,  the  correlation
between  the  two  values  may not  be  as  close  in  these
transactions  as  in  transactions  in  which  a   Portfolio
purchases a put option on a security that it holds.  If  the value  of  the  securities underlying the put  option  falls below  the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.
      Each  Portfolio  may  write covered  call  options  on
securities  in which it is authorized to invest for  hedging purposes  or  to  increase return in the  form  of  premiums received from the purchasers of the options.  A call  option gives the purchaser of the option the right to buy, and  the writer  (seller)  the  obligation to  sell,  the  underlying security  at  the exercise price during the  option  period.
The  strategy  may  be  used to provide  limited  protection against  a decrease in the market price of the security,  in an amount equal to the premium received for writing the call option  less  any transaction costs.  Thus,  if  the  market price  of  the  underlying  security  held  by  a  Portfolio declines, the amount of the decline will be offset wholly or in  part  by  the  amount  of the premium  received  by  the
Portfolio.  If, however, there is an increase in the  market
price   of  the  underlying  security  and  the  option   is
exercised,  the  Portfolio will be  obligated  to  sell  the security at less than its market value.
      Securities used to cover OTC call options written by a
Portfolio  are considered illiquid and therefore subject  to
the   Portfolio's  limitations  on  investing  in   illiquid
securities,  unless the OTC options are  sold  to  qualified dealers who agree that the Portfolio may repurchase any  OTC options it writes for a maximum price to be calculated by  a formula set forth in the option agreement.  The cover for an
OTC  call  option  written  subject  to  this  procedure  is considered  illiquid  only to the extent  that  the  maximum repurchase  price  under the formula exceeds  the  intrinsic value of the option.  A Portfolio could lose the ability  to participate  in  an increase in the value of the  underlying securities  above  the exercise price because  the  increase would likely be offset by an increase in the cost of closing out  the call option (or could be negated if the buyer chose to  exercise the call option at an exercise price below  the current market value).
      Each  Portfolio may also write covered put options  on
securities  in  which it is authorized  to  invest.   A  put
option gives the purchaser of the option the right to  sell,
and   the  writer  (seller)  the  obligation  to  buy,   the
underlying security at the exercise price during the  option
period.   So long as the obligation of the writer continues,
the writer may be assigned an exercise notice by the broker-
dealer  through whom such option was sold, requiring  it  to make  payment of the exercise price against delivery of  the underlying security.  The operation of put options in  other respects,  including  their related risks  and  rewards,  is substantially identical to that of call options.  If the put option  is not exercised, the Portfolio will realize  income in the amount of the premium received.  This technique could be  used to enhance current return during periods of  market uncertainty.  The risk in such a transaction would  be  that the  market price of the underlying securities would decline below  the  exercise  price less the premiums  received,  in which case the Portfolio would expect to suffer a loss.
      Each  Portfolio may purchase put and call options  and
write  covered put and call options on indexes in  much  the same manner as the more traditional options discussed above, except  that  index  options may serve as  a  hedge  against overall fluctuations in the securities markets (or a  market sector)  rather than anticipated increases or  decreases  in the value of a particular security.  An index assigns values to  the securities included in the index and fluctuates with changes  in  such values.  Settlements of index options  are effected  with cash payments and do not involve delivery  of
securities.   Thus, upon settlement of a index  option,  the
purchaser  will realize, and the writer will pay, an  amount based  on the difference between the exercise price and  the closing  price of the index.  The effectiveness  of  hedging techniques using index options will depend on the extent  to which  price movements in the index selected correlate  with price  movements  of  the securities in  which  a  Portfolio
invests.   Perfect correlation is not possible  because  the
securities  held or to be acquired by a Portfolio  will  not exactly  match  the composition of indexes on which  options are purchased or written.
     Each Portfolio may purchase and write covered straddles
on  securities or indexes.  A long straddle is a combination of a call and a put purchased on the same security where the exercise  price  of the put is less than  or  equal  to  the exercise price on the call.  A Portfolio would enter into  a long  straddle  when WTC believes that  it  is  likely  that prices  will be more volatile during the term of the options than is implied by the option pricing.  A short straddle  is a  combination  of  a  call and a put written  on  the  same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of  the security is considered "cover" for both the put  and
the  call.   A  Portfolio would enter into a short  straddle
when WTC believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing.  In such case, the Portfolio will set  aside cash  and/or liquid securities in a segregated account  with its custodian equivalent in value to the amount, if any,  by which  the  put is "in-the-money," that is, that  amount  by which  the  exercise  price of the put exceeds  the  current market  value of the underlying security.  Because straddles involve  multiple trades, they result in higher  transaction costs and may be more difficult to open and close out.
      Each Portfolio may purchase put and call warrants with
values that vary depending on the change in the value of one
or  more  specified  indexes ("index warrants").   An  index
warrant  is  usually  issued by a bank  or  other  financial institution  and gives a Portfolio the right,  at  any  time during the term of the warrant, to receive upon exercise  of the  warrant  a cash payment from the issuer of the  warrant based  on the value of the underlying index at the  time  of
exercise.   In general, if a Portfolio holds a call  warrant
and  the  value  of  the underlying index  rises  above  the exercise  price  of  the  warrant,  the  Portfolio  will  be entitled  to  receive a cash payment from  the  issuer  upon exercise  based on the difference between the value  of  the index  and the exercise price of the warrant; if a Portfolio holds  a  put warrant and the value of the underlying  index falls,  the  Portfolio will be entitled to  receive  a  cash
payment  from  the  issuer  upon  exercise  based   on   the
difference between the exercise price of the warrant and the value  of  the  index.  A Portfolio holding a  call  warrant would not be entitled to any payments from the issuer at any time  when the exercise price is greater than the  value  of the  underlying  index; a Portfolio holding  a  put  warrant would  not  be  entitled to any payments when  the  exercise price is less than the value of the underlying index.  If  a
Portfolio  does not exercise an index warrant prior  to  its expiration,  then  the Portfolio loses  the  amount  of  the purchase price that it paid for the warrant.
     The Portfolios will normally use index warrants as they
use  index  options.   The risks of the Portfolios'  use  of
index  warrants are generally similar to those  relating  to their  use  of  index options.  Unlike most  index  options, however,  index warrants are issued in limited  amounts  and are  not obligations of a regulated clearing agency, but are backed  only  by the credit of the bank or other institution which  issues  the warrant.  Also, index warrants  generally have  longer  terms than index options.  Index warrants  are not  likely  to be as liquid as index options  backed  by  a recognized clearing agency.  In addition, the terms of index warrants  may limit the Portfolios' ability to exercise  the warrants at any time or in any quantity.

      FOREIGN  CURRENCY  OPTIONS  AND  RELATED  RISKS.
The  Diversified  Income  Portfolio  may  take
positions  in  options on foreign  currencies to  hedge
against  the  risk of foreign exchange rate fluctuations  on foreign securities that a Portfolio holds or that it intends
to  purchase.   For example, if a Portfolio  enters  into  a
contract  to  purchase securities denominated in  a  foreign currency,  it could effectively fix the maximum U.S.  dollar cost  of  the securities by purchasing call options on  that foreign currency.  Similarly, if a Portfolio held securities denominated in a foreign currency and anticipated a  decline in  the value of that currency against the U.S. dollar,  the
Portfolio could hedge against such a decline by purchasing a
put  option  on  the  currency  involved.   The  Portfolio's
ability to establish and close out positions in such options is  subject to the maintenance of a liquid secondary market.
Although  many  options on foreign currencies are  exchange-
traded,  the  majority are traded on the  OTC  market.   The
Portfolios  will not purchase or write such options  unless, in WTC's opinion, the market for them is sufficiently liquid to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying
currency.   In  addition, options on foreign currencies  are
affected  by  all  of those factors that  influence  foreign exchange rates and investments generally.
     The value of a foreign currency option depends upon the
value  of  the  underlying currency  relative  to  the  U.S.
dollar.   As a result, the price of the option position  may
vary  with changes in the value of either or both currencies and  may have no relationship to the investment merits of  a
foreign   security.   Available  quotation  information   is
generally representative of very large transactions  in  the interbank market which is a global, around-the-clock market.
There  is  no  systematic reporting of last sale information for  foreign  currencies or any regulatory requirement  that
quotations  available  through  dealers  and  other   market
resources be firm or revised on a timely basis.
      Since  foreign currency transactions occurring in  the
interbank  market involve substantially larger amounts  than
those   underlying   foreign  currency  options,   interbank
quotation  information  may not reflect  rates  for  foreign currencies underlying options that would be traded in an odd lot  market  (generally consisting of transactions  of  less
than  $1  million)  at prices that are less  favorable.   In
addition,  to the extent that the U.S. options  markets  are closed  while  the  markets  for the  underlying  currencies remain  open, significant price and rate movements may  take place in the underlying markets that cannot be reflected  in the options markets until they reopen.

      OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Portfolio has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:
           (1)  each Portfolio will write only  covered
     options, and each such option will remain covered so long as the Portfolio is obligated under the option; and
           (2) the Diversified Income Portfolio will not write put or call options having aggregate exercise prices greater than 25% of their respective net assets.
     These guidelines do not apply to options attached to or acquired with or traded together with their underlying securities and do not apply to securities that incorporate features similar to options.

      SPECIAL  CHARACTERISTICS AND RISKS OF OPTIONS TRADING.
A   Portfolio  may  effectively  terminate  its   right   or
obligation  under  an  option by  entering  into  a  closing
transaction.   If  a  Portfolio  wishes  to  terminate   its
obligation  to  purchase  or sell securities  or  currencies under  a  put or a call option it has written, the Portfolio may purchase a put or a call option of the same series (that
is,   an  option  identical  in  its  terms  to  the  option
previously  written); this is known as  a  closing  purchase transaction.  Conversely, in order to terminate its right to purchase or sell specified securities or currencies under  a call or put option it has purchased, a Portfolio may sell an option of the same series as the option held; this is  known
as   a   closing  sale  transaction.   Closing  transactions
essentially permit a Portfolio to realize profits  or  limit losses  on  its options positions prior to the  exercise  or expiration  of  the  option.  If a Portfolio  is  unable  to effect  a  closing  purchase  transaction  with  respect  to options  it has acquired, the Portfolio will have  to  allow the options to expire without recovering all or a portion of the  option  premiums  paid.  If a Portfolio  is  unable  to effect  a  closing  purchase  transaction  with  respect  to covered  options it has written, the Portfolio will  not  be able  to  sell  the underlying securities or  currencies  or dispose of assets used as cover until the options expire  or are  exercised,  and  the Portfolio may experience  material losses due to losses on the option transaction itself and in the covering securities or currencies.
     In considering the use of options to enhance returns or
for hedging purposes, particular note should be taken of the following:
           (1)   The  value of an option position  will
     reflect,  among  other things, the current  market
     price   of  the  underlying  security,  index   or
     currency, the time remaining until expiration, the
     relationship of the exercise price to  the  market
     price,  the  historical price  volatility  of  the
     underlying security, index or currency and general
     market   conditions.    For   this   reason,   the
     successful  use  of  options  depends  upon  WTC's
     ability   to  forecast  the  direction  of   price
     fluctuations  in  the  underlying  securities   or
     currency markets or, in the case of index options,
     fluctuations  in the market sector represented  by
     the selected index.
           (2)   Options normally have expiration dates
     of  up  to three years.  An American style put  or
     call  option  may be exercised at any time  during
     the  option period while a European style  put  or
     call  option may be exercised only upon expiration
     or during a fixed period prior to expiration.  The
     exercise price of the options may be below,  equal
     to  or  above  the  current market  value  of  the
     underlying security, index or currency.  Purchased
     options  that  expire unexercised have  no  value.
     Unless  an  option  purchased by  a  Portfolio  is
     exercised  or  unless  a  closing  transaction  is
     effected  with  respect  to  that  position,   the
     Portfolio will realize a loss in the amount of the
     premium paid and any transaction costs.
           (3)  A position in an exchange-listed option
     may  be  closed  out  only  on  an  exchange  that
     provides a secondary market for identical options.
     Although  each  Portfolio intends to  purchase  or
     write only those exchange-traded options for which
     there  appears  to  be a liquid secondary  market,
     there  is  no  assurance that a  liquid  secondary
     market will exist for any particular option at any
     particular  time.  A liquid market may  be  absent
     if: (i) there is insufficient trading interest  in
     the   option;   (ii)  the  exchange  has   imposed
     restrictions  on trading, such as  trading  halts,
     trading  suspensions or daily price limits;  (iii)
     normal exchange operations have been disrupted; or
     (iv)  the  exchange has inadequate  facilities  to
     handle current trading volume.
           Closing  transactions may be  effected  with
     respect to options traded in the OTC markets  only
     by  negotiating directly with the other  party  to
     the  option contract or in a secondary market  for
     the  option if such market exists.  Although  each
     Portfolio will enter into OTC options with dealers
     that agree to enter into, and that are expected to
     be  capable of entering into, closing transactions
     with the Portfolio, there can be no assurance that
     the  Portfolio  will be able to liquidate  an  OTC
     option  at a favorable price at any time prior  to
     expiration.   In  the event of insolvency  of  the
     contra-party,  a  Portfolio  may  be   unable   to
     liquidate an OTC option.  Accordingly, it may  not
     be  possible  to effect closing transactions  with
     respect to certain options, which would result  in
     the  Portfolio  having to exercise  those  options
     that  it  has  purchased in order to  realize  any
     profit.   With  respect to options  written  by  a
     Portfolio, the inability to enter into  a  closing
     transaction may result in material losses  to  the
     Portfolio.
          (4)  With certain exceptions, exchange listed
     options  generally settle by physical delivery  of
     the   underlying  security  or  currency.    Index
     options  are settled exclusively in cash  for  the
     net amount, if any, by which the option is "in-the-
     money"   (where   the  value  of  the   underlying
     instrument exceeds, in the case of a call  option,
     or  is less than, in the case of a put option, the
     exercise  price  of the option) at  the  time  the
     option is exercised.  If a Portfolio writes a call
     option on an index, the Portfolio will not know in
     advance  the  difference,  if  any,  between   the
     closing  value  of the index on the exercise  date
     and  the exercise price of the call option  itself
     and  thus will not know the amount of cash payable
     upon  settlement.  If a Portfolio holds  an  index
     option  and exercises it before the closing  index
     value  for  that day is available,  the  Portfolio
     runs  the  risk  that the level of the  underlying
     index may subsequently change.
           (5)  A Portfolio's activities in the options
     markets  may result in a higher portfolio turnover
     rate  and  additional brokerage costs; however,  a
     Portfolio  also may save on commissions  by  using
     options  as a hedge rather than buying or  selling
     individual    securities    or    currencies    in
     anticipation  of,  or  as  a  result  of,   market
     movements.

     FUTURES AND RELATED OPTIONS STRATEGIES.  Each Portfolio
may  engage  in futures strategies for hedging  purposes  to attempt  to  reduce the overall investment risk  that  would normally be expected to be associated with ownership of  the securities  in  which it invests.  The Portfolios  may  also engage  in  futures  strategies to  enhance  potential  gain
subject  to  percentage  limitations.   (See  discussion  of
investment guidelines below).
      Each Portfolio may use interest rate futures contracts
and options thereon to hedge its securities holdings against changes in the general level of interest rates.  A Portfolio may  purchase  an  interest rate futures  contract  when  it intends to purchase debt securities but has not yet done so.
This  strategy may minimize the effect of all or part of  an increase  in the market price of the debt security that  the
Portfolio intends to purchase in the future.  A rise in  the price  of the debt security prior to its purchase may either be  offset  by  an  increase in the  value  of  the  futures contract  purchased by the Portfolio or  avoided  by  taking delivery  of the debt securities under the futures contract.
Conversely,  a  fall in the market price of  the  underlying debt security may result in a corresponding decrease in  the value  of  the futures position.  A Portfolio  may  sell  an interest  rate  futures contract in  order  to  continue  to receive  the  income from a debt security, while endeavoring to  avoid part or all of the decline in market value of that security that would accompany an increase in interest rates.
      A  Portfolio may purchase a call option on an interest
rate  futures contract to hedge against a market advance  in debt  securities that the Portfolio plans to  acquire  at  a future  date.  The purchase of a call option on an  interest rate futures contract is analogous to the purchase of a call option on an individual debt security, which can be used  as a  temporary  substitute  for a  position  in  the  security
itself.   A Portfolio also may write covered put options  on
interest  rate  futures contracts as a partial  anticipatory hedge  and  may write covered call options on interest  rate futures  contracts as a partial hedge against a  decline  in the  price  of  debt  securities  held  in  the  Portfolio's
portfolio.   A  Portfolio may also purchase put  options  on
interest rate futures contracts in order to hedge against  a decline  in  the  value  of  debt  securities  held  by  the
Portfolio.
      A  Portfolio  may  sell  index  futures  contracts  in
anticipation  of a general market or market  sector  decline
that  could  adversely  affect  the  market  value  of   the
Portfolio's  securities holdings.   To  the  extent  that  a
portion  of the Portfolio's holdings correlate with a  given index,  the  sale of futures contracts on that  index  could reduce  the risks associated with a market decline and  thus provide  an  alternative  to the liquidation  of  securities
positions.    For   example,  if   a   Portfolio   correctly
anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the
Portfolio's  holdings.   A  Portfolio  may  purchase   index
futures  contracts if a significant market or market  sector
advance  is  anticipated.   Such a  purchase  of  a  futures
contract  would  serve  as a temporary  substitute  for  the purchase  of  the underlying securities which  may  then  be purchased in an orderly fashion.  This strategy may minimize the effect of all or part of an increase in the market price
of  securities  that the Portfolio intends to  purchase.   A
rise  in  the price of the securities should be in  part  or wholly offset by gains in the futures position.
      As  in  the  case  of a purchase of an  index  futures
contract, a Portfolio may purchase a call option on an index futures  contract  to  hedge against  a  market  advance  in securities that the Portfolio plans to acquire at  a  future
date.   A  Portfolio may write covered put options on  index
futures  as  a  partial anticipatory  hedge  and  may  write covered  call  options on index futures as a  partial  hedge against  a  decline  in  the prices of  bonds  held  by  the
Portfolio.   This  is  analogous  to  writing  covered  call
options  on  securities.  A Portfolio also may purchase  put options  on  index futures contracts.  The purchase  of  put options  on  index  futures contracts is  analogous  to  the purchase  of protective put options on individual securities where  a  level  of  protection is  sought  below  which  no additional economic loss would be incurred by the Portfolio.
      The  Diversified Income Portfolio
may sell foreign currency futures  contracts  to
hedge  against possible variations in the exchange rates  of
foreign  currencies  in relation to  the  U.S.  dollar.   In
addition, those Portfolios may sell foreign currency futures contracts  when  WTC  anticipates  a  general  weakening  of foreign currency exchange rates that could adversely  affect the  market  value  of  the Portfolios'  foreign  securities holdings  or  interest  payments to  be  received  in  those foreign  currencies.  In this case, the sale  of  a  futures contract on the underlying currency may reduce the  risk  to the  Portfolios of a reduction in market value caused  by  a decline  in  the exchange rate and, by so doing, provide  an alternative  to  the liquidation of the securities  position and  resulting transaction costs.  The Portfolios  may  also write  a  covered  put option on a foreign currency  futures contract  as  a partial anticipatory hedge and may  write  a covered  call option on a foreign currency futures  contract as  a  partial  hedge  against the effects  of  a  declining foreign  currency exchange rate on the value  of  securities denominated in that currency.
      When  WTC  anticipates a significant foreign  exchange
rate  increase  while  intending to  invest  in  a  security denominated  in  that currency, Diversified Income Portfolio
may    purchase   a   foreign   currency   futures
contract   to    hedge   against    the    increased
rate  pending  completion  of the  anticipated  transaction.
Such  a  purchase  would  serve as a  temporary  measure  to protect  the  Portfolios against any  rise  in  the  foreign currency  exchange  rate that may add  additional  costs  to acquiring the foreign security position.  The Portfolios may also  purchase  a  put or call option on a foreign  currency futures contract to obtain a fixed foreign currency exchange rate  at limited risk.  The Portfolios may purchase  a  call option  on  a  foreign currency futures  contract  to  hedge against  a rise in the foreign currency exchange rate  while intending  to  invest  in  a security  denominated  in  that
currency.   The Portfolios may purchase a put  option  on  a
foreign  currency  futures contract as a hedge  against  the effects  of a decline in the foreign currency exchange  rate on the value of securities denominated in that currency.
      Each  Portfolio  may invest in Eurodollar  instruments
which  are  U.S.  dollar-denominated  futures  contracts  or options  thereon  which are linked to the  London  Interbank
Offered  Rate ("LIBOR").  The Portfolios may use  Eurodollar
futures contracts and options on those futures contracts  to hedge against changes in LIBOR to which a number of variable and floating rate instruments are linked.
      The  Portfolios may also write put options on interest
rate,  index or, in the case of the Diversified Income
Portfolio,  foreign  currency futures  contracts while, at
the same time, purchasing  call options on the same interest rate, index or foreign currency futures  contract  in  order
to  synthetically  create   an interest  rate, index or foreign
currency futures  contract. The  options will have the same
strike prices and expiration dates.   A Portfolio will only
engage in this strategy  when it  is  more  advantageous to
the  Portfolio  to  do  so  as compared to purchasing the
futures contract.
      The  Portfolios  may also purchase and  write  covered
straddles  on  interest rate or index futures contracts.   A
long straddle is a combination of a call and a put purchased on  the same security where the exercise price of the put is
less  than  or equal to the exercise price on the  call.   A
Portfolio would enter into a long straddle when it  believes that  it is likely that prices will be more volatile  during the  term  of  the  options than is implied  by  the  option pricing.  A short straddle is a combination of a call and  a put written on the same security where the exercise price on the  put is less than or equal to the exercise price of  the
call   where   the   same   issue   of   the   security   is
considered  "cover"  for  both the  put  and  the  call.   A
Portfolio would enter into a short straddle when it believes that  it is unlikely that prices will be as volatile  during the term of the options as is implied by the option pricing.
In  such  case,  the  Portfolio will set aside  cash  and/or liquid securities in a segregated account with its custodian in  the  amount, if any, by which the put is "in-the-money,"
that  is  the amount by which the exercise price of the  put exceeds the current market value of the underlying security.

     FUTURES AND RELATED OPTIONS GUIDELINES.  In view of the
risks  involved  in  using the futures strategies  that  are described  above, each Portfolio has adopted  the  following investment  guidelines to govern its use of such strategies;
these  guidelines may be modified by the Board  of  Trustees without shareholder vote.  For purposes of these guidelines, foreign  currency  options traded on a commodities  exchange are considered "related options."
          (1) A Portfolio will not purchase or sell non-
     hedging  futures contracts or related  options  if
     aggregate initial margin and premiums required  to
     establish  such positions would exceed 5%  of  the
     Portfolio's total assets; and
            (2)   For   purposes  of  this  limitation,
     unrealized  profits and unrealized losses  on  any
     open  contracts are taken into account and in-the-
     money amount of an option that is in-the-money  at
     the time of purchase is excluded.

      SPECIAL  CHARACTERISTICS  AND  RISKS  OF  FUTURES  AND
RELATED  OPTIONS  TRADING.  No price is paid  upon  entering into  a  futures  contract.  Instead, upon entering  into  a futures  contract, a Portfolio is required to  deposit  with the Fund's custodian in a segregated account in the name  of the  futures broker through whom the transaction is effected an  amount  of  cash,  U.S. Government securities  or  other liquid  instruments generally equal to 10% or  less  of  the contract  value.  This amount is known as "initial  margin."
When  writing a call or a put option on a futures  contract, margin  also must be deposited in accordance with applicable exchange  rules.  Unlike margin in securities  transactions,
initial   margin  on  futures  contracts  does  not  involve
borrowing  to  finance  the futures  transactions.   Rather,
initial margin on a futures contract is in the nature  of  a performance bond or good-faith deposit on the contract  that is  returned  to  the  Portfolio  upon  termination  of  the transaction,  assuming all obligations have been  satisfied.
Under  certain  circumstances,  such  as  periods  of   high
volatility,  a  Portfolio  may  be  required  by  a  futures exchange  to  increase  the  level  of  its  initial  margin payment.  Additionally, initial margin requirements  may  be increased  generally  in the future  by  regulatory  action.
Subsequent payments, called "variation margin," to and  from the  broker, are made on a daily basis as the value  of  the futures  or  options  position varies, a  process  known  as
"marking  to  the  market."  For example, when  a  Portfolio purchases  a  contract and the value of the contract  rises, the  Portfolio  receives from the broker a variation  margin payment equal to that increase in value.  Conversely, if the value  of  the  futures position declines, the Portfolio  is required  to make a variation margin payment to  the  broker equal  to  the decline in value.  Variation margin does  not involve  borrowing  to finance the futures  transaction  but rather  represents  a daily settlement  of  the  Portfolio's obligations to or from a clearing organization.
      Buyers  and  sellers of futures positions and  options
thereon  can  enter  into offsetting  closing  transactions, similar to closing transactions on options on securities, by selling  or  purchasing an offsetting  contract  or  option.
Futures  contracts or options thereon may be closed only  on an  exchange or board of trade providing a secondary  market for such futures contracts or options.
      Under  certain  circumstances, futures  exchanges  may
establish  daily limits on the amount that the  price  of  a futures  contract or related option may vary  either  up  or
down  from  the previous day's settlement price.   Once  the
daily  limit  has been reached in a particular contract,  no trades  may  be made that day at a price beyond that  limit.
The  daily  limit  governs  only price  movements  during  a
particular  trading  day  and  therefore  does   not   limit
potential  losses, because prices could move  to  the  daily limit for several consecutive trading days with little or no
trading   and   thereby   prevent  prompt   liquidation   of
unfavorable  positions.   In  such  event,  it  may  not  be
possible  for a Portfolio to close a position  and,  in  the event  of adverse price movements, the Portfolio would  have to  make daily cash payments of variation margin (except  in
the   case  of  purchased  options).   However,  if  futures
contracts have been used to hedge portfolio securities, such securities  will  not  be sold until the  contracts  can  be terminated.  In such circumstances, an increase in the price of  the  securities,  if  any, may partially  or  completely offset losses on the futures contract.  However, there is no guarantee  that the price of the securities will,  in  fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.
     In considering the Portfolios' use of futures contracts
and  related options, particular note should be taken of the following:
           (1)  Successful  use by  the  Portfolios  of
     futures contracts and related options will  depend
     upon  WTC's  ability to predict movements  in  the
     direction  of  the overall securities,  currencies
     and   interest   rate  markets,   which   requires
     different  skills and techniques  than  predicting
     changes  in  the prices of individual  securities.
     Moreover, futures contracts relate not only to the
     current  price level of the underlying  instrument
     or  currency  but  also to the  anticipated  price
     levels at some point in the future.  There is,  in
     addition, the risk that the movements in the price
     of  the  futures contract will not correlate  with
     the  movements in the prices of the securities  or
     currencies  being  hedged.  For  example,  if  the
     price of an index futures contract moves less than
     the  price of the securities that are the  subject
     of   the  hedge,  the  hedge  will  not  be  fully
     effective,  but  if  the price of  the  securities
     being   hedged   has  moved  in   an   unfavorable
     direction,  the  Portfolio would be  in  a  better
     position than if it had not hedged at all.  If the
     price of the securities being hedged has moved  in
     a   favorable  direction,  the  advantage  may  be
     partially   offset  by  losses  in   the   futures
     position.   In  addition,  if  the  Portfolio  has
     insufficient cash, it may have to sell  assets  to
     meet  daily  variation margin  requirements.   Any
     such  sale  of assets may or may not  be  made  at
     prices    that    reflect   a    rising    market.
     Consequently,  the  Portfolio  may  need  to  sell
     assets   at   a   time   when   such   sales   are
     disadvantageous to the Portfolio.  If the price of
     the futures contract moves more than the price  of
     the  underlying  securities,  the  Portfolio  will
     experience either a loss or a gain on the  futures
     contract that may or may not be completely  offset
     by  movements in the price of the securities  that
     are the subject of the hedge.
          (2) In addition to the possibility that there
     may be an imperfect correlation, or no correlation
     at  all,  between price movements in  the  futures
     position  and  the securities or currencies  being
     hedged,   movements  in  the  prices  of   futures
     contracts   may   not  correlate  perfectly   with
     movements  in the prices of the hedged  securities
     or  currencies  due  to price distortions  in  the
     futures  market.   There may  be  several  reasons
     unrelated   to   the  value  of   the   underlying
     securities or currencies that cause this situation
     to occur.  First, as noted above, all participants
     in  the futures market are subject to initial  and
     variation  margin  requirements.   If,  to   avoid
     meeting additional margin deposit requirements  or
     for  other  reasons, investors choose to  close  a
     significant  number of futures  contracts  through
     offsetting transactions, distortions in the normal
     price  relationship  between  the  securities   or
     currencies  and  the  futures markets  may  occur.
     Second, because the margin deposit requirements in
     the  futures  market are less onerous than  margin
     requirements in the securities market,  there  may
     be  increased participation by speculators in  the
     futures market; such speculative activity  in  the
     futures  market  also  may cause  temporary  price
     distortions.  As a result, a correct  forecast  of
     general market trends may not result in successful
     hedging through the use of futures contracts  over
     the  short term.  In addition, activities of large
     traders in both the futures and securities markets
     involving    arbitrage   and   other    investment
     strategies   may   result   in   temporary   price
     distortions.
           (3)  Positions in futures contracts  may  be
     closed  out only on an exchange or board of  trade
     that  provides a secondary market for such futures
     contracts.   Although  the  Portfolios  intend  to
     purchase  and  sell futures only on  exchanges  or
     boards  of  trade  where there appears  to  be  an
     active  secondary market, there  is  no  assurance
     that  a liquid secondary market on an exchange  or
     board  of  trade  will exist  for  any  particular
     contract  at any particular time.  In such  event,
     it   may  not  be  possible  to  close  a  futures
     position,  and  in  the  event  of  adverse  price
     movements,  a  Portfolio  would  continue  to   be
     required to make variation margin payments.
            (4)   Like   options  on   securities   and
     currencies,  options  on  futures  contracts  have
     limited life.  The ability to establish and  close
     out  options  on  futures will be subject  to  the
     development  and  maintenance of liquid  secondary
     markets  on  the relevant exchanges or  boards  of
     trade.   There  can  be  no  certainty  that  such
     markets for all options on futures contracts  will
     develop.
            (5)   Purchasers  of  options  on   futures
     contracts  pay a premium in cash at  the  time  of
     purchase.   This amount and the transaction  costs
     are  all  that is at risk.  Sellers of options  on
     futures  contracts,  however,  must  post  initial
     margin and are subject to additional margin  calls
     that  could be substantial in the event of adverse
     price   movements.   In  addition,  although   the
     maximum  amount at risk when a Portfolio purchases
     an  option is the premium paid for the option  and
     the  transaction costs, there may be circumstances
     when  the  purchase  of an  option  on  a  futures
     contract  would result in a loss to the  Portfolio
     when the use of a futures contract would not, such
     as  when there is no movement in the level of  the
     underlying  index  value  or  the  securities   or
     currencies being hedged.
            (6)  As  is  the  case  with  options,  the
     Portfolios' activities in the futures markets  may
     result  in  a higher portfolio turnover  rate  and
     additional transaction costs in the form of  added
     brokerage  commissions; however, a Portfolio  also
     may save on commissions by using futures contracts
     or  options thereon as a hedge rather than  buying
     or  selling individual securities or currencies in
     anticipation  of,  or  as  a  result  of,   market
     movements.

      SPECIAL  RISKS  RELATED  TO FOREIGN  CURRENCY  FUTURES
CONTRACTS  AND  RELATED  OPTIONS.   Buyers  and  sellers  of
foreign  currency futures contracts are subject to the  same
risks  that  apply  to  the use of  futures  generally.   In
addition,  there are risks associated with foreign  currency futures  contracts and their use as a hedging device similar to  those  associated  with options  on  foreign  currencies described above.
      Options  on  foreign  currency futures  contracts  may
involve  certain additional risks.  The ability to establish and  close out positions on such options is subject  to  the maintenance of a liquid secondary market.  Compared  to  the purchase or sale of foreign currency futures contracts,  the purchase  of  call  or  put options  thereon  involves  less potential  risk  to  the Diversified Income Portfolio because the maximum  amount  at risk  is  the  premium paid for the
option (plus transaction costs).   However,  there  may  be
circumstances  when  the purchase  of  a  call  or put option on a  foreign  currency futures contract would result in a
loss, such as when  there is  no  movement in the price of the underlying currency  or futures  contract,  when  the
purchase  of  the  underlying futures contract would not.

      FORWARD  CURRENCY  CONTRACTS.  The  Diversified Income
Portfolio may use  forward currency  contracts  to protect
against uncertainty  in  the level of future foreign currency exchange rates.
      The  Portfolio  may  enter  into  forward  currency
contracts  with  respect  to  specific  transactions.    For
example,  when a  Portfolio enters into a contract  for  the purchase  or  sale of a security denominated  in  a  foreign currency,  or  the Portfolio anticipates the  receipt  in  a foreign  currency  of  dividend or interest  payments  on  a security  that  it  holds  or  anticipates  purchasing,  the
Portfolio may desire to "lock in" the U.S. dollar  price  of the  security or the U.S. dollar equivalent of such payment, as  the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars  or foreign currency, of the amount of foreign currency involved in  the  underlying transaction.  The Portfolio will thereby be  able to protect itself against a possible loss resulting from  an  adverse  change  in the relationship  between  the currency  exchange rates during the period between the  date on  which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.
      The  Diversified Income Portfolio also may hedge by using
forward currency contracts in connection with portfolio
positions to lock in the U.S. dollar value of those positions, to increase the Portfolios' exposure to foreign currencies
that WTC believes may rise in value relative to the U.S. dollar or to shift the Portfolio's exposure to foreign currency fluctuations from one country to another.  For example, when WTC believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to  sell  the amount  of  the  former foreign currency  approximating  the value  of some or all of the Portfolio's securities holdings
denominated  in  such  foreign  currency.   This  investment
practice  generally  is referred to as "cross-hedging"  when another foreign currency is used.
      The  precise matching of the forward contract  amounts
and  the value of the securities involved will not generally be  possible because the future value of such securities  in foreign  currencies will change as a consequence  of  market movements in the value of those securities between the  date the  forward  contract  is entered  into  and  the  date  it matures.  Accordingly, it may be necessary for the Portfolio to  purchase additional foreign currency on the  spot  (that is, cash) market (and bear the expense of such purchase)  if the market value of the security is less than the amount  of foreign  currency the Portfolio is obligated to deliver  and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell  on  the  spot  market  some of  the  foreign  currency received upon the sale of the security holding if the market value of the security exceeds the amount of foreign currency the  Portfolio  is obligated to deliver.  The projection  of short-term currency market movements is extremely  difficult
and   the  successful  execution  of  a  short-term  hedging
strategy is highly uncertain.  Forward contracts involve the
risk  that  anticipated  currency  movements  will  not   be
accurately  predicted,  causing  the  Portfolio  to  sustain
losses  on  these  contracts and transaction  costs.   Under
normal  circumstances, consideration  of  the  prospect  for currency parities will be incorporated into the longer  term
investment   decisions   made   with   regard   to   overall
diversification strategies.  However, WTC believes  that  it is  important  to  have the flexibility to enter  into  such forward contracts when it determines that the best interests of the Portfolio will be served.
      At  or  before the maturity date of a forward contract
requiring  the  Short/Intermediate Bond or the  Intermediate
Bond  Portfolio to sell a currency, the Portfolio may either sell  a  security holding and use the sale proceeds to  make delivery  of the currency or retain the security and  offset its  contractual  obligation  to  deliver  the  currency  by purchasing a second contract pursuant to which the Portfolio will  obtain, on the same maturity date, the same amount  of
the  currency  that it is obligated to deliver.   Similarly,
the Portfolio may close out a forward contract requiring  it to  purchase a specified currency by entering into a  second contract  entitling it to sell the same amount of  the  same
currency  on  the maturity date of the first contract.   The
Portfolio  would  realize a gain or  loss  as  a  result  of entering  into such an offsetting forward currency  contract under either circumstance to the extent the exchange rate or rates  between  the  currencies involved moved  between  the execution  dates  of the first contract and  the  offsetting contract.
       The  cost  to  the Diversified Income Portfolio
of engaging in forward currency contracts   varies  with
factors  such  as  the  currencies involved,  the length
of the contract period and the  market conditions   then
prevailing.   Because  forward   currency contracts are usually
entered into on a principal basis,  no fees  or  commissions
are involved.   The  use  of  forward currency  contracts
does not eliminate fluctuations  in  the prices  of the
underlying securities the Portfolio  owns  or intends  to
acquire,  but  it  does  fix  a  rate  of  exchange  in
advance.   In addition, although forward currency  contracts
limit the risk of loss due to a decline in the value of  the hedged currencies, at the same time they limit any potential gain  that  might result should the value of the  currencies increase.
       Although Diversified Income Portfolio values their assets
daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a  daily
basis.   The  Portfolios may convert foreign  currency  from
time to time, and investors should be aware of the costs  of currency  conversion.  Although foreign exchange dealers  do not  charge a fee for conversion, they do realize  a  profit based on the difference between the prices at which they are buying  and selling various currencies.  Thus, a dealer  may offer  to sell a foreign currency to the Portfolios  at  one rate,  while offering a lesser rate of exchange  should  the
Portfolios desire to resell that currency to the dealer.

                         APPENDIX B


                   DESCRIPTION OF RATINGS
Moody's Ratings
     Corporate and Municipal Bonds
      Aaa: Bonds which are rated Aaa are judged to be of the
best  quality.  They carry the smallest degree of investment
risk   and  are  generally  referred  to  as  "gilt  edged."
Interest  payments  are  protected  by  a  large  or  by  an
exceptionally stable margin and principal is secure.   While
the  various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
      Aa:  Bonds which are rated Aa are judged to be of high
quality by all standards.  Together with the Aaa group  they comprise what are generally known as high grade bonds.  They are  rated  lower  than the best bonds  because  margins  of protection  may  not  be as large as in  Aaa  securities  or
fluctuation  of  protective  elements  may  be  of   greater
amplitude or there may be other elements present which  make the  long-term  risk  appear somewhat larger  than  the  Aaa securities.
      A:    Bonds  which are rated A possess many  favorable
investment  attributes and are to be  considered  as  upper-
medium-grade  obligations.   Factors  giving   security   to
principal and interest are considered adequate, but elements may  be present which suggest a susceptibility to impairment some time in the future.
     Baa: Bonds which are rated Baa are considered as medium-
grade  obligations (i.e., they are neither highly  protected
nor   poorly  secured).   Interest  payments  and  principal
security  appear  adequate  for  the  present  but   certain
protective   elements   may   be   lacking   or    may    be
characteristically unreliable over any great length of time.
Such  bonds lack outstanding investment characteristics  and in fact have speculative characteristics as well.
      Corporate and Municipal Commercial Paper.  The highest
rating for corporate and municipal commercial paper is "P-1"
(Prime-1).   Issuers rated P-1 (or supporting  institutions)
have  a  superior ability for repayment of senior short-term
debt  obligations.   P-1  repayment ability  will  often  be
evidenced by many of the following characteristics:
     --   Leading  market positions in well-established
          industries.
     --   High rates of return on funds employed.
     --   Conservative  capitalization  structure  with
          moderate  reliance on debt  and  ample  asset
          protection.
     --   Broad  margins in earnings coverage of  fixed
          financial  charges  and  high  internal  cash
          generation.
     --   Well-established  access  to   a   range   of
          financial  markets  and  assured  sources  of
          alternate liquidity.

      Municipal  Notes.  The highest ratings for  state  and
municipal short-term obligations are "MIG 1,"  "MIG  2"  and
"MIG  3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case  of
an  issue  having  a variable-rate demand  feature).   Notes
rated  "MIG  1"  or "VMIG 1" are judged to be  of  the  best
quality.   There is present strong protection by established
cash  flows,  superior  liquidity  support  or  demonstrated
broadbased  access  to  the market for  refinancing.   Notes
rated  "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the
preceding  group.   Notes rated "MIG  3"  or  "VMIG  3"  are
of  favorable quality, with all security elements  accounted for  but  lacking the undeniable strength of  the  preceding
grades.   Liquidity and cash flow protection may  be  narrow
and  market access for refinancing is likely to be less well established.

S&P Ratings

     Corporate and Municipal Bonds
       AAA:   Bonds  rated  AAA  are  highest   grade   debt
obligations.   This  rating indicates  an  extremely  strong
capacity to pay interest and repay principal.
      AA:  Bonds rated AA have a very strong capacity to pay
interest and repay principal and differ from AAA issues only in small degree.
      A:    Bonds  rated  A have a strong  capacity  to  pay
interest  and  repay principal, although they  are  somewhat more  susceptible  to  the adverse  effects  of  changes  in circumstances and economic conditions than bonds  in  higher rated categories.
     BBB: Bonds rated BBB are regarded as having an adequate
capacity to pay interest and repay principal.  Whereas  they normally  exhibit  adequate protection  parameters,  adverse economic  conditions  or  changing  circumstances  are  more likely  to  lead to a weakened capacity to pay interest  and repay  principal for debt in this category  than  in  higher rated categories.
      Corporate  and Municipal Commercial Paper   The  "A-1"
rating   for   corporate  and  municipal  commercial   paper
indicates that the degree of safety regarding timely payment is  strong.  Those  issues determined to  possess  extremely strong safety characteristics will be rated "A-1+."
      Municipal  Notes.  The "SP-1" rating reflects  a  very
strong  or  strong capacity to pay principal  and  interest.
Those  issues  determined  to  possess  overwhelming  safety characteristics  will be rated "SP-1+."  The  "SP-2"  rating reflects  a  satisfactory  capacity  to  pay  principal  and interest.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE
------------------------------------------------------------------------------
DEAR SHAREHOLDER:
     The management of the Rodney Square Strategic Fixed-Income Fund (the
"Fund") is pleased to report to you on the Fund's activity for the fiscal year ended October 31, 1997.

PERFORMANCE REVIEW*
     The Rodney Square Diversified Income Portfolio had a total return of
7.13% for the twelve months ended October 31, 1997. This return consisted of a modest increase in net asset value per share from $12.95 on October 31, 1996 to $13.07 at the end of October 1997 plus dividends of $0.77 per share. The
Portfolio's performance slightly trailed the reported return of 7.49% for the Lehman Intermediate Government Corporate Index over this 12 month period.
Wilmington Trust Company, the Portfolio's adviser, has continued to assist the Portfolio's return by limiting total expenses of the Portfolio to 0.65% of average daily net assets.

     The Rodney Square Municipal Income Portfolio provided shareholders with a
6.85% return for the fiscal year ended October 31, 1997. This return consisted of an increase in the net asset value per share, to $12.74 from $12.46, plus dividends of $0.55 per share. The Portfolio's performance was lower than the 7.06% return reported for the Merrill Lynch Intermediate
Municipal Index (the "Merrill Lynch Index"). This Merrill Lynch Index is a composite return of nearly 400 municipal bond issues with a maturity range of 0 to 22 years. The index is designed to model the typical holdings and return characteristics of intermediate-term mutual funds as defined by Lipper Analytical Services. WTC, the Portfolio's adviser, has continued to assist in the Portfolio's return by limiting total expenses of the Portfolio to 0.75% of average daily net assets.

ECONOMIC ENVIRONMENT
     The fiscal year started with the bond markets peaking as uneven economic performance seemed to make the probability of a Federal Reserve Board (the
"Fed") rate hike unlikely. All was rosy until Fed Chairman Greenspan delivered his now famous "irrational exuberance" speech in December. The bond markets started a mild retreat that was accelerated when the Fed actually hiked the Federal Funds rate by 25 basis points in March. The bond markets went into a tail spin. The 5-Year Treasury bond, which had started the fiscal year yielding 6.10% rose to 6.75% by the end of March.

     As we moved into the second quarter, weak economic data, highlighted by three consecutive months of declines in  retail sales, and benign inflation, kept the Fed at bay as it did not act again during the year. This "steady as she goes" rate policy helped the bond markets to reverse their early decline and sustained a rally that lasted through the end of the fiscal year. By
October 31, 1997, the yield on the 5-Year Treasury issue had declined to
5.70%. In the month of October the rally was given a strong boost as the economic crisis in the Asian markets sent investors fleeing to the U.S. bond market for safety.
---------------------------
*    PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.  AN
     INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON
     TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE
     FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD
	 OR ANY OTHER AGENCY. TOTAL RETURNS SHOWN FOR THE PORTFOLIOS DO NOT REFLECT
	 THE EFFECT OF THE MAXIMUM SALES LOAD OF 3.50%.  RETURNS ARE HIGHER DUE TO
	 THE ADVISER'S MAINTENANCE OF THE PORTFOLIOS' EXPENSES. SEE FINANCIAL
	 HIGHLIGHTS ON PAGES 16 AND 17.
                                       1

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE - CONTINUED
------------------------------------------------------------------------------
     Against this backdrop, the municipal market was driven primarily by supply of new issues. For the first 6 months of calendar year 1997, there was a relatively light schedule of new issues and the municipal market outperformed its taxable counterparts. This occurred while the retail buyer, both direct and via mutual funds, largely stayed out of the market. Then, during the summer and fall, the supply pipeline overflowed, resulting in a muted rally, compared to the strong rally in the taxable markets. At the end of the fiscal year, the relative valuations for municipal bonds were as attractive as they had been since April 1996.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE DIVERSIFIED INCOME PORTFOLIO

     The Portfolio is designed to give shareholders broad exposure to the dynamics of the short-intermediate term bond market with a stable flow of income and minimization of risk. This goal is accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors.

     The taxable fixed income markets responded to a variety of forces over the past year which affected the Portfolio's performance. The first of these was Fed policy, which caused a number of interest rate swings during the past year. The markets began the fiscal year in good shape but this proved to be short lived as Mr. Greenspan's now famous "irrational exuberance" characterization of the stock market promptly put the bond market on the defensive regarding a possible tightening of credit. Mr. Greenspan's February
Humphrey-Hawkins testimony before Congress contained a similar warning and market yields moved higher. The fears of the market were well founded as the Fed moved overnight interest rates up a quarter of a percentage point in late
March. During this time, we kept the interest sensitive position of the portfolio below that of our market index, which helped our performance during this difficult market period. The Portfolio was also assisted by a strong reliance on yield enhancement through overweighting the non-U. S. Treasury sectors of the market such as corporate bonds and asset-backed securities.
With corporate financial positions holding up very well in the robust economy, credit risks were minimized and these sectors performed very well.

     After the Fed's initial rate increase, the markets remained on the defensive but this outlook began to change as it appeared that the economy was not overheating and that despite tightening labor markets, inflation was not becoming a problem. Yield levels began drifting lower and kept moving in this general direction throughout most of the fiscal period remaining. For the most part we kept the Portfolio's interest rate sensitivity at or above market levels during this time. In addition our emphasis on yield enhancement performed well as corporate credit markets experienced further spread compression against the U. S. Treasury market.


                                       2

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE - CONTINUED
------------------------------------------------------------------------------
     During the last few months of the fiscal year, the market witnessed a dramatic flattening of the yield curve as the two ends of the curve responded to very different influences. While the Fed has not raised interest rates since March, the market was respectful of the fed's bias toward tightening.
Therefore, short term rates did not dip too far below the overnight rate. Long term rates however, responded well to the low inflation environment and more recently to concerns over the international situation in Asia. Thus 30 Year
Treasury rates fell by 63 basis points since June 30, while 1-Year Treasury rates fell by only 30 basis points over the same period. The Portfolio took advantage of this movement by emphasizing maturities in the 8 to 12-year maturity range while underweighting holdings in the middle of the curve.

     The following graph compares The Diversified Income Portfolio, the Lehman
Intermediate Government/Corporate Index and the Consumer Price Index ("CPI") since the Portfolio's commencement of operations on April 2, 1991.

[GRAPHICAL REPRESENTATION (POINTS AND LINES) REQUIRED BY ITEM 5A OF FORM N-1A]
[FOLLOWING ARE GRAPH POINTS AND TOTAL RETURNS]

          COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL INVESTMENT*

APR-91 OCT-91   OCT-92   OCT-93  OCT-94   OCT-95   OCT-96   OCT-97
------ -------  -------  ------- -------  -------  -------  -------
$9,000 $10,000  $11,000  $12,000 $13,000  $14,000  $15,000  $16,000 $17,000

               AVERAGE ANNUAL TOTAL RETURN
               ---------------------------
               1YEAR     5 YEAR    INCEPTION
               -----     ------    ---------
FUND            3.4%      5.4%       6.6%
INDEX           7.5%      6.7%       7.8%
CPI             2.2%      2.7%       2.8%

Diversified Income LGIC Index CPI

* Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S.
     Government, the Federal Deposit Insurance Corporation (FDIC), the Federal
     Reserve Board or any other agency. The values shown for the Portfolio reflect the effect of the maximum sales load of 3.50% on a hypothetical initial investment of $10,000 and with dividends reinvested. Returns are higher due to the Adviser's maintenance of the Portfolio's expenses. See
     Financial Highlights on pages 16 and 17.

THE MUNICIPAL INCOME PORTFOLIO

     The Rodney Square Municipal Income Portfolio is an intermediate, high quality fund designed to produce a high level of income which is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase the undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.




                                       3

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE - CONTINUED
------------------------------------------------------------------------------

     The yield curve shift that occurred in the last few months of the fiscal year presented an opportunity in the municipal market. The shift in the yield curve for municipals involved a widening in the 1 to 5-year and the 10 to 15-year ranges, and a narrowing in the 5 to 10-year range. This structural change allowed us to reposition the Portfolio by replacing bonds in the 10-year range with 5 and 15 year maturity ranges. This strategy, referred to as a barbell, was implemented without giving up any potential yield. Our expectation is that when the yield curve returns to normal, we should be able to reverse the position again thereby actually increasing the yield potential. The positions swapped represented about 12% of the total portfolio.

     Our performance for the fiscal year was aided by this barbelling strategy as well as our focus on high coupon issues. The Portfolio had an average coupon of 5.90% as of September 30, 1997, compared to a 5.47% average for the Merrill Index. This extra cushion helped the Portfolio to outperform the average return of the funds included in the Lipper Intermediate
Municipal category by nearly 30 basis points for the 12 months ending October
31, 1997.

     At fiscal year-end, municipals represented good value versus taxable bonds. In fact, the municipal market was attracting cross-over buyers who had been out of the municipal market for nearly 6 months. Cross-over buyers are tax-exempt organizations, for whom the tax free nature of municipals provides no benefit. They participate in the municipal market only when municipals become undervalued and their portfolios can benefit from the outperformance potential as the municipal bonds move back to fair value.

     Looking ahead in the municipal arena, market participants will be watching at least one indicator for direction, the old "January Effect." For the last several years, there has been an imbalance between supply (very low as municipalities are slow to start the new year) and demand (very high as investors look to reinvest large coupon and called bond proceeds.) This has resulted in a relatively strong municipal market, at least relative to taxable bonds. This year the effect should be muted. First, the amount of called bonds peaked in January 1996 and continues to decline. Second, issuers seem to be quicker to respond to opportunities. There will be a drop off in the amount of new issues, but probably not as great as experienced historically.

     Below is a diagram that illustrates the performance of The Rodney Square
Municipal Income Portfolio, the Merrill Lynch Index - and the Consumer Price
Index ("CPI"), since the Portfolio's commencement of operations on November 1, 1993.


                                       4

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
PRESIDENT'S MESSAGE - CONTINUED
------------------------------------------------------------------------------
[GRAPHICAL REPRESENTATION (POINTS AND LINES) REQUIRED BY ITEM 5A OF FORM N-1A]
[FOLLOWING ARE GRAPH POINTS AND TOTAL RETURNS]

      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

                    AVERAGE ANNUAL TOTAL RETURN
                    ---------------------------
                    1 YEAR              INCEPTION
                    ------              ---------
FUND                 3.1%                 4.0%
INDEX                7.1%                 6.5%
CPI                  2.2%                 2.7%

OCT-93 OCT-94   OCT-95   OCT-96  OCT-97
$9,000 $9,500   $10,000  $10,500 $11,000  $11,500  $12,000  $12,500 $13,000

Municipal Income Merrill Index CPI

* Past performance is not necessarily indicative of future results. An investment in the Portfolio is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S.
     Government, the Federal Deposit Insurance Corporation (FDIC), the Federal
     Reserve Board or any other agency. The values shown for the Portfolio reflect the effect of the maximum sales load of 3.50% on a hypothetical initial investment of $10,000 and with dividends reinvested. Returns are higher due to the Adviser's maintenance of the Portfolio's expenses. See
     Financial Highlights on pages 16 and 17.

     We invite your comments and questions and we thank you for your investment in The Rodney Square Strategic Fixed-Income Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                             Sincerely,

                                             /s/ Martin Klopping
                                             -------------------
                                             Martin Klopping
                                             President

     December 12, 1997
                                     5

THE RODENY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS/OCTOBER 31, 1997
  (SHOWING PERCENTAGE OF TOTAL VALUE OF NET ASSETS
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
ASSET-BACKED SECURITIES - 7.9%
 AFC Home Equity Loan Trust, Ser.
   1996-2 Class 1A4, 7.74%, 09/25/27.    Aaa/AAA  $  799,831 $   835,121
 Green Tree Financial Corp., Ser.
   1996-5 Class A4, 7.15%, 07/15/27..    Aaa/AAA     750,000     777,618
 MBNA Master Credit Card Trust, Ser.
   1995-F Class A, 6.60%, 01/15/03...    Aaa/AAA     300,000     305,223
 Residential Asset Securities Corp.,
   Ser. 1995-KS3, 8.00%, 10/25/24....    Aaa/AAA     314,712     317,026
 Resolution Trust Corp., Ser. 1994-C2
   Class B, 8.00%, 04/25/25..........    NR/AA       250,000     259,887
                                                             -----------
     TOTAL ASSET-BACKED SECURITIES
       (COST $2,439,816) ..............................        2,494,875
                                                             -----------
MORTGAGE-BACKED SECURITIES - 11.5%
 Advanta Mtge. Loan Trust, Ser.
   1996-1 Class A6, 6.73%, 08/25/23..    Aaa/AAA     300,000     303,448
 Contimortgage Home Equity Loan Trust,
   Ser. 1996-1 Class A6, 6.69%,
   01/15/16..........................    Aaa/AAA     299,998     301,789
 Federal National Mtge. Assoc. Notes,
   Ser. 1995W1 Class A6, 8.10%,
   04/25/25..........................    Aaa/NR      500,000     525,976
 Federal National Mtge. Assoc. Notes,
   Ser. 1996-4 Class VC, 6.50%,
   07/25/02..........................    Aaa/NR      233,315     234,534
 Federal National Mtge. Assoc. Notes,
   Ser. G37 Class G, 7.50%, 12/25/19.    Aaa/NR      300,000     305,812
 GE CAP. Mtge. Services, Inc., Ser.
   1996HE2 Class A5, 7.94%, 06/25/14.    Aaa/NR      600,000     639,546
 Green Tree Financial Corp., Ser.
   1995-2 Class A6, 8.30%, 05/15/26..    Aaa/AAA     325,000     355,537
 The Money Store Home Equity Trust,
   Ser. 1992D2 Class A3, 7.55%,
   01/15/18..........................    Aaa/AAA     331,354     342,293
 The Money Store Home Equity Trust,
   Ser. 1996B Class A8, 7.91%,
   05/15/24..........................    Aaa/AAA     200,000     215,973
 The Money Store Home Equity Trust,
   Ser. 1996D Class A5, 6.67%, 03/15/18  Aaa/AAA     400,000     403,754
                                                             -----------
     TOTAL MORTGAGE-BACKED SECURITIES
       (COST $3,524,660) ..............................        3,628,662
                                                             -----------
CORPORATE BONDS - 47.3%
BANKS - 1.1%
 Bank of Montreal, 7.80%, 04/01/07...    A1/A+       300,000     327,000
                                                             -----------
   The accompanying notes are an integral part of the financial statements.
                                       6
THE RODENY SQUARE STRATEGIC FIXED-INCOME FUND/DIVERSIFIED INCOME PORTFOLIO
------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
ELECTRIC UTILITIES - 7.5%
 Alabama Power Co., 7.00%, 01/01/03,
   Callable 01/01/98 @ 101.64........    A1/A+    $1,000,000 $ 1,017,500
 Central Illinois Public Service,
   6.73%, 06/01/01...................    Aa1/AA+     300,000     306,750
 Duke Energy Corp., 8.00%, 11/01/99..    Aa3/AA-   1,000,000   1,035,000
                                                             -----------
                                                               2,359,250
                                                             -----------
FINANCIAL - 30.7%
 American Express Credit Corp.,
   8.50%, 06/15/99...................    Aa3/A+      350,000     364,000
 Associates Corp. N.A., 6.75%,
   08/01/01..........................    Aa3/AA-     500,000     508,337
 Associates Corp. N.A., 8.55%,
  07/15/09...........................    Aa3/AA-     300,000     346,310
 BankAmerica Corp., 6.75%,
   09/15/05..........................    A1/A-       250,000     253,438
 Bear Stearns Co., 6.625%,
   10/01/04..........................    A2/A        400,000     398,763
 Beneficial Corp., 8.17%, 11/09/99...    A2/A        700,000     728,751
 Dean Witter Discover, 6.75%,
   08/15/00..........................    A1/A+       400,000     407,637
 General Motors Acceptance Corp.,
   6.70%, 07/02/99...................    A3/A-       650,000     657,686
 Heller Financial Corp., 7.875%,
   11/01/99..........................    A2/BBB      800,000     827,000
 International Lease Finance, 6.125%,
   11/01/99..........................    A1/A+       400,000     400,500
 Lehman Brothers, Inc., 6.50%,
  10/01/02...........................    Baa1/A      600,000     600,387
 Lehman Brothers, Inc., 7.375%,
  05/15/04...........................    Baa1/A      300,000     312,375
 Merrill Lynch & Co., Inc., 7.05%,
   04/15/03..........................    AA3/AA-     100,000     100,250
 Morgan Stanley Group, 6.375%,
   01/18/00..........................    A1/A+       600,000     604,500
 Norwest Financial, Inc., Sr. Notes,
   6.85%, 07/15/09...................    Aa3/AA-     650,000     663,115
 Norwest Financial, Inc., 6.37%,
   11/15/01..........................    Aa3/AA-     500,000     504,375
 Salomon Brothers, Inc., 6.50%,
  03/01/00...........................    A2/BBB      425,000     427,959
 Santander Financial Issuances, Ltd.,
   7.875%, 04/15/05..................    A1/A+       300,000     323,250
 Smith Barney Holdings, 7.00%,
   03/15/04..........................    A2/A        550,000     565,369



   The accompanying notes are an integral part of the financial statements.
                                       7
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------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
 Union Bank of Switzerland, NY, 7.25%,
   07/15/06..........................    Aa1/A    $  350,000 $   368,375
 USL Capital Corp., 5.79%, 01/23/01..    A1/A        300,000     296,626
                                                             -----------
                                                               9,659,003
                                                             -----------
MANUFACTURING - 2.3%
 Eaton Corp., 8.00%, 08/15/06........    A2/A        650,000     719,875
                                                             -----------
MERCHANDISING & RETAIL - 1.0%
 Gap, Inc., 6.90%, 09/15/07..........    A2/A        300,000     308,773
                                                             -----------
OIL, GAS & PETROLEUM - 1.0%
 Societe Nationale Elf Aquitaine,
   8.00%, 10/15/01...................    Aa3/AA-     300,000     320,625
                                                             -----------
TELEPHONE & COMMUNICATIONS - 3.7%
 GTE Southwest, 6.54%, 12/01/05......    A2/AA-      600,000     603,568
 United Telecommunications, Inc.,
   9.50%, 04/01/03...................    A3/A-       500,000     570,000
                                                             -----------
                                                               1,173,568
                                                             -----------
     TOTAL CORPORATE BONDS
       (COST $14,543,167) ............                        14,868,094
                                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.2%
FEDERAL HOME LOAN BANKS NOTES - 2.8%
 Federal Home Loan Banks Notes, 6.095%,
   10/23/00...........................   Aaa/NR      400,000     399,447
 Federal Home Loan Banks Notes, 7.50%,
   09/30/03, Callable
   09/30/98 @ 100.....................   Aaa/NR      475,000     479,828
                                                             -----------
                                                                 879,275
                                                             -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES - 1.6%
 Federal Home Loan Mtge. Corp. Notes,
   7.05%, 05/15/02....................   Aaa/NR      500,000     502,465
                                                             -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES - 5.8%
 Federal National Mtge. Assoc. Notes,
   7.50%, 08/25/05....................   Aaa/NR      300,000     301,749
 Federal National Mtge. Assoc. Notes,
   6.71%, 02/13/06....................   Aaa/NR      300,000     299,205
 Federal National Mtge. Assoc. Notes,
   7.58%, 06/02/06....................   Aaa/NR      400,000     409,946
 Federal National Mtge. Assoc. Notes,
   7.94%, 09/13/06....................   Aaa/NR      500,000     514,488
   The accompanying notes are an integral part of the financial statements.
                                       8
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------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL    VALUE
                                        RATING*      AMOUNT     (NOTE 2)
                                      -----------  ---------- -----------
 Federal National Mtge. Assoc. Notes,
   7.00%, 06/25/07.....................  Aaa/NR   $  300,000  $  305,907
                                                              ----------
                                                               1,831,295
                                                              ----------
     TOTAL U.S. GOVERNMENT AGENCY
       OBLIGATIONS (COST $3,161,141)....................       3,213,035
                                                              ----------
U.S. TREASURY OBLIGATIONS** - 16.7%
U.S. TREASURY BONDS - 2.8%
 U.S. Treasury Bonds, 11.75%, 02/15/10.  NR/NR       650,000     868,757
                                                              ----------
U.S. TREASURY NOTES - 13.9%
 U.S. Treasury Notes, 6.375%, 04/30/99.  NR/NR       400,000     404,204
 U.S. Treasury Notes, 6.375%, 07/15/99.  NR/NR       400,000     404,750
 U.S. Treasury Notes, 6.375%, 01/15/00.  NR/NR     1,400,000   1,420,860
 U.S. Treasury Notes, 6.75%, 04/30/00..  NR/NR       400,000     409,436
 U.S. Treasury Notes, 6.25%, 05/31/00..  NR/NR       300,000     303,741
 U.S. Treasury Notes, 8.75%, 08/15/00..  NR/NR       150,000     161,440
 U.S. Treasury Notes, 6.50%, 08/31/01..  NR/NR       250,000     256,075
 U.S. Treasury Notes, 6.125%, 12/31/01.  NR/NR       400,000     405,250
 U.S. Treasury Notes, 7.25%, 05/15/04..  NR/NR       550,000     590,953
                                                              ----------
                                                               4,356,709
                                                              ----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (COST $5,142,214) ..............................         5,225,466
                                                              ----------
TIME DEPOSITS - 5.9%
 Sanwa Bank, Grand Cayman Branch,
   5.656%, 11/03/97 (COST $1,853,793)..  NR/NR     1,853,793   1,853,793
                                                              ----------
TOTAL INVESTMENTS (COST $30,664,791)+
  - 99.5%..............................................       31,283,925
OTHER ASSETS AND LIABILITIES,
  NET - 0.5%...........................................          171,835
                                                             -----------
NET ASSETS - 100.0%....................................      $31,455,760
                                                             ===========
*    Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Adviser.
**   While not rated by Moody's or S&P, U.S. Government Securities are considered to be of the highest quality, comparable to AAA.
+    The cost for federal income tax purposes was $30,668,968. At October 31,
     1997, net unrealized appreciation was $614,957. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $641,304 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $26,347.

   The accompanying notes are an integral part of the financial statements.
                                       9

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------------------------------------------------------------------------------
  INVESTMENTS/OCTOBER 31, 1997
  (SHOWING PERCENTAGE OF TOTAL VALUE OF NET ASSETS)
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
MUNICIPAL BONDS - 94.7%
ALASKA - 5.6%
 Alaska Municipal Bond Bank Auth. Ref.
   Rev. Bonds, Ser. 1994C, 4.90%,
   10/01/03............................  A2/A     $  400,000 $   406,000
 Seward, AK Rev. Bonds (Alaska Sealife
   Center Proj.), Ser. 1996, 6.50%,
   10/01/01*...........................  NR/NR       560,000     570,500
                                                              ----------
                                                                 976,500
                                                              ----------
CALIFORNIA - 9.7%
 California State Veterans Bonds,
   Ser. 1989, 7.00%, 04/01/03..........  A1/A+       500,000     505,730
 California State Veterans Bonds,
   Ser. AY, 6.90%, 04/01/01............  A1/A+       250,000     252,815
 Los Angeles County, CA Public Works
   Fin. Auth. Rev. Bonds
   (LA County Park & Open Space Dist.),
   Ser. 1994A, 5.63%, 10/01/03.........  Aa3/AA      250,000     267,187
 Los Angeles, CA Dept. of Water and
   Power Electric Plant Rev. Bonds,
   5.75%, 11/15/02.....................  Aa3/AA      300,000     320,250
 Redevelopement Agency of San Francisco,
   CA Multi-Family Housing Ref. Rev.
   Bonds (GNMA South Beach Proj.), Ser.
   1994, 4.75%, 09/01/02...............  Aaa/NR      345,000     347,588
                                                              ----------
                                                               1,693,570
                                                              ----------
COLORADO - 3.0%
 Aurora, CO Cert. of Participation Lease
   Ref. Rev. Bonds, 5.85%, 12/01/02....  A/A         500,000     526,250
                                                              ----------
DELAWARE - 19.6%
 Bethany Beach, DE Gen. Oblig. Rev.
   Bonds, 9.75%, 11/01/07..............  Aaa/AAA     160,000     224,000
 Bethany Beach, DE Gen. Oblig. Rev.
   Bonds, 9.75%, 11/01/08..............  Aaa/AAA     180,000     256,500
 Delaware State Economic Dev. Auth.
   Rev. Bonds (Osteopathic Hosp. Assoc.),
   6.00%, 01/01/03.....................  Aaa/NR      500,000     526,250
 Delaware State Economic Dev. Auth.
   Rev. Bonds (Delmarva Power & Light),
   7.30%, 09/01/15.....................  Aaa/AAA     100,000     107,500



   The accompanying notes are an integral part of the financial statements.
                                      10
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------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
 Delaware State Gen. Oblig. Rev.
   Bonds, Ser. A, 5.00%, 01/01/04.....   Aa1/AA+  $  255,000 $   264,244
 Delaware State Housing Auth.
   Multi-Family Mtge. Ref. Rev. Bonds,
   6.30%, 07/01/98....................   A1/A+       100,000     100,550
 Delaware State Housing Auth.
   Multi-Family Mtge. Ref. Rev.
   Bonds, Ser. 1992D, 6.35%, 07/01/03.   A1/NR       100,000     105,000
 Delaware State Housing Auth.
   Multi-Family Mtge. Ref. Rev.
 Bonds, Ser. C, 7.25%, 01/01/07.......   A1/A        225,000     241,594
 Delaware State Housing Auth. Single
   Family Mtge. Rev. Bonds,
   Ser. 1993, Subser. A, 5.05%,
   07/01/05...........................   Aaa/AAA     305,000     308,430
 Delaware State Housing Auth. Single
   Family Mtge. Rev. Bonds,
   Ser. 1993, Subser. A1, 5.15%,
   01/01/06...........................   Aaa/AAA     175,000     178,062
 Delaware State Housing Auth. Sr.
   Home Mtge. Rev. Bonds, Ser. 1991,
   Subser. B-1, 6.40%, 12/01/02.......   Aa3/NR       40,000      41,800
 Delaware State Housing Auth. Sr.
   Home Mtge. Rev. Bonds, Ser. 1991,
   Subser. B-1, 6.10%, 06/01/99.......   Aa3/NR       40,000      40,650
 Delaware State Housing Auth. Sr.
   Home Mtge. Rev. Bonds, Ser. 91A,
   7.00%, 06/01/00....................   Aa3/NR       25,000      25,469
 Delaware State Solid Waste Auth. Sys.
   Rev. Bonds, 5.80%, 07/01/01........   A/A         500,000     522,500
 Delaware Trans. Auth. Trans. Sys.
   Sr. Lien Rev. Bonds, 6.75%,
   07/01/98...........................   A1/AA       115,000     117,130
 Delaware Trans. Auth. Trans. Sys.
   Sr. Lien Rev. Bonds, 5.88%,
   07/01/00...........................   A1/AA       350,000     364,875
                                                              ----------
                                                               3,424,554
                                                              ----------
GEORGIA - 2.6%
 Georgia State Gen. Oblig. Rev.
   Bonds, Ser. 97A, 6.25%, 04/01/07...   Aa+/AAA     400,000     450,500
                                                              ----------
HAWAII - 4.4%
 Hawaii State Gen. Oblig. Rev. Bonds,
   Ser. 92BW, 6.20%, 03/01/05.........   Aa3/A+      700,000     770,000
                                                              ----------



   The accompanying notes are an integral part of the financial statements.
                                      11

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------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
MASSACHUSETTS - 2.9%
 Massachusetts State Gen. Oblig. Rev.
   Bonds, Ser. 93B MBIA, 4.875%, 10/01/13Aaa/AAA     520,000     503,100
                                                              ----------
MISSISSIPPI - 2.3%
 Medical Center Educ. Bldg. Corp.
   (Univ. of Mississippi Medical Center
   Proj.), Ser. 1993, 5.40%, 12/01/05... NR/A-       400,000     409,500
                                                              ----------
NEW JERSEY - 3.0%
 New Jersey Econ. Dev. Auth. School Rev.
   Bonds (Blair Academy 1995 Proj.),
   Ser. 95B, 6.00%, 09/01/07...........  A3/NR       500,000     518,125
                                                              ----------
NEW YORK - 3.1%
 Municipal Assistance Corp. of New York
   City, NY Sales Tax Rev., 5.75%,
   07/01/03............................  AA2/AA-     500,000     534,375
                                                              ----------
PENNSYLVANIA - 14.2%
 Dauphin County, PA Gen. Auth. School
   Dist. Pooled Fin. Rev. AMBAC, 4.45%,
   09/01/32............................  Aaa/NR      500,000     500,000
 Lancaster County, PA Solid Waste Auth.
   Rev. Bonds, 7.75%, 12/15/04.........  Baa2/BBB    225,000     233,150
 Lancaster County, PA Solid Waste Auth.
   Rev. Bonds, Ser. 91A, 6.15%,
   12/15/98............................  Baa2/BBB    100,000     101,125
 Pennsylvania State Higher Educ. Fac.
   Auth. College & Univ. Rev. Bonds
   (Philadelphia College of Osteopathic
   Medicine), Ser. 1993, 5.25%, 12/01/07 NR/AAA      150,000     154,500
 Philadelphia Parking Auth. Rev. Bonds,
   Ser. 1997, 5.50%, 09/01/03..........  Aaa/AAA     500,000     528,750
 Philadelphia, PA Redev. Auth. Home Imp.
   Loan Rev. Bonds, 7.38%, 06/01/03....  A1/A+        35,000      35,541
 York County, PA Ind. Auth. Personal
   Care Fac. 9.50%, 10/01/19, Prerefunded
   10/01/02 @ 100......................  NR/NR       335,000     410,375
 York County, PA Solid Waste Refuse
   Auth. Ind. Dev. Rev. Bonds (Resource
   Recovery Proj.), Ser. 85A, 8.20%,
   12/01/14............................  A/AA-       500,000     516,340
                                                              ----------
                                                               2,479,781
                                                              ----------




   The accompanying notes are an integral part of the financial statements.
                                      12
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------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
TEXAS - 5.8%
 Austin, TX Gen. Oblig. Rev. Bonds,
   4.75%, 09/01/09...................    Aa2/AA    $ 315,000 $   313,031
 Kingsbridge, TX Municipal Utilities
   Dist. AMBAC, 4.875%, 03/01/02.....    Aaa/N/R     680,000     695,300
                                                              ----------
                                                               1,008,331
                                                              ----------
UTAH - 3.1%
 Salt Lake City, UT Municipal Bldg.
   Auth. Lease Rev. Bonds, Ser. 1994A,
   5.65%, 10/01/03...................    Aaa/AAA     500,000     532,500
                                                              ----------
VIRGINIA - 7.4%
 Virginia Educ. Loan Auth. Rev. Bonds
   (Student Loan Prog.), Ser. 1994B,
   5.15%, 03/01/04...................    Aaa/NR      260,000     268,450
 Virginia State Housing Dev. Auth.
   Commonwealth Mtge. Rev. Bonds, Ser.
   1992C, Subser. C8, 5.80%, 07/01/04.   Aa1/AA+     500,000     526,250
 Virginia State Public Bldg. Auth. Rev.
   Bonds, Ser. 96A, 5.00%, 08/01/12..    Aa/AA       500,000     500,625
                                                              ----------
                                                               1,295,325
                                                              ----------
WASHINGTON - 5.1%
 Clark County, WA Public Utility Dist.
   No. 1 Generating Sys. Rev. Bonds,
   6.00%, 01/01/06....................   Aaa/AAA     350,000     381,938
 Washington State Public Power Supply
   Sys. Ref. Rev. Bonds (Nuclear Proj.
   No. 3), Ser. 1993C, 5.10%, 07/01/07.  AA1/AA-     500,000     513,750
                                                              ----------
                                                                 895,688
                                                              ----------
WISCONSIN - 2.9%
 Appleton, WI Area School Dist., 5.00%,
   04/01/11............................  Aa/NR       505,000     505,631
                                                              ----------
     TOTAL MUNICIPAL BONDS (COST
       $16,066,778)                                           16,523,730
                                                              ----------
TAX-EXEMPT MUTUAL FUNDS - 4.4%
 PNC Municipal Cash Tax-Exempt Money
   Market Fund, (COST $767,697)........  NR/NR       767,697     767,697
                                                              ----------




   The accompanying notes are an integral part of the financial statements.
                                      13

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------------------------------------------------------------------------------
  INVESTMENTS-CONTINUED
------------------------------------------------------------------------------
                                      MOODY'S/S&P   PRINCIPAL     VALUE
                                        RATING*      AMOUNT      (NOTE 2)
                                      -----------  ----------  -----------
TOTAL INVESTMENTS (COST $16,834,475)+
  - 99.1%..................................                   $17,291,427
OTHER ASSETS AND LIABILITIES, NET
  - 0.9%...................................                       154,829
                                                              -----------
NET ASSETS - 100.0%........................                   $17,446,256
                                                              ===========

* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Adviser.
+ Cost for federal income tax purposes. At October 31, 1997, net unrealized appreciation was $456,952. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $457,028 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $76.

   The accompanying notes are an integral part of the financial statements.
                                      14

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL STATEMENTS
----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1997
                                        DIVERSIFIED  MUNICIPAL
                                          INCOME      INCOME
                                         PORTFOLIO   PORTFOLIO
                                        ----------   ----------
ASSETS:
Investments in securities, at market
   (identified cost $30,664,791 and
 $16,834,475, respectively) (Note 2).  $31,283,925 $17,291,427
Receivable for investment securities
   Sold..............................      301,434        -
Receivable for Fund shares sold......          788         965
Interest receivable .................      478,937     234,480
Deferred organization costs (Note 2).          -        15,998
Other assets ........................          230         121
                                       ----------- -----------
   Total assets ....................    32,065,314  17,542,991
                                       ----------- -----------
LIABILITIES:
Dividends payable ..................       159,171      64,467
Payable for Fund shares redeemed ...       394,514        -
Due to Adviser (Note 4) ............         2,066        -
Other accrued expenses (Note 4) ....        53,803      32,268
                                       ----------- -----------
   Total liabilities ...............       609,554      96,735
                                       ----------- -----------

NET ASSETS, at market value ........   $31,455,760 $17,446,256
                                       =========== ===========
NET ASSETS CONSIST OF:
Shares of beneficial interest ......   $    24,059 $    13,693
Additional paid-in capital .........    30,928,533  17,007,307
Net unrealized appreciation of
   investments .....................       619,134     456,952
Accumulated net realized loss ......       (115,966)   (31,696)
                                        ----------- ----------
NET ASSETS, for 2,405,944 and 1,369,252
   shares outstanding, respectively .  $31,455,760 $17,446,256
                                       =========== ===========
NET ASSET VALUE and redemption price
   per share ($31,455,760 / 2,405,944
   and $17,446,256 / 1,369,252
   outstanding shares of beneficial
   interest, $0.01 par value,
   respectively) ....................       $13.07      $12.74
                                            ======      ======
Maximum offering price per share
   (100/96.50 of $13.07 and 100/96.50
   of $12.74, respectively) .........       $13.54      $13.20
                                            ======      ======

   The accompanying notes are an integral part of the financial statements.
                                      13

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL STATEMENTS-CONTINUED
----------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended October 31, 1997

                                        DIVERSIFIED  MUNICIPAL
                                           INCOME     INCOME
                                         PORTFOLIO   PORTFOLIO
                                        -----------  ---------

Interest income....................... $2,090,092  $  877,182
                                       ----------  ----------
EXPENSES:
 Advisory fee (Note 4) ...............    157,518      82,587
 Administration fee (Note 4) .........     25,203      13,578
 Accounting fee (Note 4) .............     50,000      50,000
 Distribution expenses (Note 4) ......     25,102      19,101
 Trustees' fees and expenses (Note 4).      5,400       5,400
 Amortization of organizational
   expenses (Note 2) .................       -         18,057
 Registration fees ...................     12,252      14,983
 Reports to shareholders .............     17,366      10,669
 Legal ...............................     15,735      13,442
 Audit ...............................     26,590      13,446
 Other ...............................     18,362      16,559
                                       ----------  ----------

 Total expenses before fee waivers....    353,528     257,822
 Advisory fee waived (Note 4) ........   (148,754)    (82,587)
 Administration fee waived (Note 4)...       -        (13,578)
 Accounting fee waived (Note 4).......       -        (34,363)
                                       ----------  ----------

      Total expenses, net ............    204,774     127,294
                                       ----------  ----------

      Net investment income ..........  1,885,318     749,888
                                       ----------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Net realized gain (loss) on investment
   transactions ......................    (16,511)     40,118
 Net unrealized appreciation
   of investments during the year ....    307,032     340,102
                                       ----------  ----------

 Net gain on investments .............    290,521     380,220
                                       ----------  ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................... $2,175,839  $1,130,108
                                       ==========  ==========


   The accompanying notes are an integral part of the financial statements.
                                      14

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL STATEMENTS-CONTINUED
---------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                             DIVERSIFIED    MUNICIPAL
                                               INCOME        INCOME
                                              PORTFOLIO     PORTFOLIO
                                             -----------    ---------
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ...................   $ 1,885,318   $   749,888
 Net realized gain (loss) on investment
   transactions ..........................       (16,511)       40,118
 Net unrealized appreciation of
   investments during the year ...........       307,032       340,102
                                             -----------   -----------
 Net increase in net assets resulting
    from operations ......................     2,175,839     1,130,108
                                             -----------   -----------
Distributions to shareholders from:
 Net investment income....................    (1,885,318)     (749,888)
                                             -----------   -----------
Increase (decrease) in net assets from
   Fund share transactions (Note 5) ......      (611,832)      447,444
                                             -----------   -----------
 Total increase (decrease) in net assets .      (321,311)      827,664
NET ASSETS:
 Beginning of year .......................    31,777,071    16,618,592
                                             -----------   -----------
 End of year..............................   $31,455,760   $17,446,256
                                             ===========   ===========
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.....................  $ 1,993,892   $   739,446
 Net realized gain (loss) on investment
    transactions ..........................      338,775       (20,412)
 Net unrealized depreciation of
  investments during the year .............     (746,222)      (24,225)
                                             -----------   -----------
 Net increase in net assets resulting
   from operations ........................    1,586,445       694,809
                                             -----------   -----------
Distributions to shareholders from:
 Net investment income.....................   (1,993,892)     (739,446)
                                             -----------   -----------
Increase (decrease) in net assets from
   Fund share transactions (Note 5) .......      (29,412)       92,949
                                             -----------   -----------
 Total increase (decrease) in net assets...     (436,859)       48,312
NET ASSETS:
 Beginning of year.........................   32,213,930    16,570,280
                                             -----------   -----------
 End of year...............................  $31,777,071   $16,618,592
                                             ===========   ===========
   The accompanying notes are an integral part of the financial statements.
                                      15

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------
 The   following  tables  include  selected  data  for  a  share   outstanding
 throughout  each  period and other performance information derived  from  the financial  statements.  They should be read in conjunction with the financial statements and notes thereto.

                             FOR THE FISCAL YEARS ENDED OCTOBER 31,
                             --------------------------------------
                               1997   1996    1995   1994     1993
                              ------ ------  ------ ------   ------
DIVERSIFIED INCOME PORTFOLIO


NET ASSET VALUE - BEGINNING OF
  YEAR......................  $12.95 $13.08  $12.42 $13.48   $13.20
                              ------ ------  ------ ------   ------
INVESTMENT OPERATIONS:
  Net investment income.....    0.77   0.78    0.83   0.71     0.76
  Net realized and unrealized
    gain (loss) on
    investments.............    0.12  (0.13)   0.66  (1.02)    0.39
                              ------ ------  ------ ------   ------
      Total from investment
        Operations..........    0.89   0.65    1.49  (0.31)    1.15
                              ------ ------  ------ ------   ------
DISTRIBUTIONS:
  From net investment income.  (0.77) (0.78)  (0.83) (0.71)   (0.76)
  From net realized gain on
    Investments.............     -      -       -    (0.04)   (0.11)
                              ------ ------  ------ ------   ------
      Total distributions ..   (0.77) (0.78)  (0.83) (0.75)   (0.87)
                              ------ ------  ------ ------   ------

NET ASSET VALUE - END OF YEAR $13.07 $12.95  $13.08 $12.42   $13.48
                              ====== ======  ====== ======   ======

TOTAL RETURN* ..............    7.13%  5.18%  12.41% (2.33)%   9.00%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses + ...............    0.65%  0.65%   0.65%  0.65%    0.65%
  Net investment income.....    5.98%  6.07%   6.56%  5.53%    5.65%
Portfolio turnover rate .....  83.54% 85.77% 116.40% 43.77%   24.22%
Net assets at end of year
  (000 omitted) ............. $31,456 $31,777 $32,214 $31,721 $40,971










   The accompanying notes are an integral part of the financial statements.
                                      16

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  FINANCIAL HIGHLIGHTS-CONTINUED
----------------------------------------------------------------------
                                FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                --------------------------------------
                                    1997    1996     1995     1994
                                   ------- -------  -------  -------
MUNICIPAL INCOME PORTFOLIO

NET ASSET VALUE - BEGINNING OF
  YEAR.........................    $ 12.46 $ 12.49  $ 11.64  $ 12.50
                                   ------- -------  -------  -------

INVESTMENT OPERATIONS:
  Net investment income........       0.55    0.55     0.54     0.49
  Net realized and unrealized
    gain (loss) on investments.       0.28   (0.03)    0.85    (0.86)
                                   ------- -------  -------  -------
      Total from investment
        operations .............      0.83    0.52     1.39    (0.37)
                                   ------- -------  -------  -------
DISTRIBUTIONS:
  From net investment income....     (0.55)  (0.55)   (0.54)   (0.49)
                                   ------- -------  -------  -------

NET ASSET VALUE - END OF YEAR....  $ 12.74 $ 12.46  $ 12.49  $ 11.64
                                   ======= =======  =======  =======

TOTAL RETURN* ...................    6.85%   4.24%   12.23%   (3.05)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
  Expenses ++ ...................    0.75%   0.75%    0.75%    0.75%
  Net investment income..........    4.42%   4.41%    4.50%    4.13%
Portfolio turnover rate ..........  28.56%  15.91%   42.08%   21.95%
Net assets at end of year
  (000 omitted)................... $17,446 $16,619  $16,570  $14,283



*    These  results do not include a sales load.  If the sales load  had  been included, the returns would have been lower.
+    Wilmington Trust Company ("WTC") waived a portion of its advisory fee for
     the fiscal years ended October 31, 1997, 1996, 1995, 1994, and 1993.   If
     these  expenses had been incurred by the Portfolio, the annualized  ratio of  expenses  to  average  daily net assets for the  fiscal  years  ended
     October  31,  1997, 1996, 1995, 1994, and 1993, would  have  been  1.12%,
     1.09%, 1.14%, 1.05%, and 1.06%, respectively .
++   WTC  waived  its  entire advisory fee and RSMC waived a  portion  of  its administration  and accounting services fees for the fiscal  years  ended
     October  31,  1997,  1996, 1995, and 1994.  If these  expenses  had  been incurred  by the Portfolio, the annualized ratio of expenses  to  average daily net assets for the fiscal years ended October 31, 1997, 1996,  1995 and 1994, would have been 1.52%, 1.37%, 1.45%, and 1.62%, respectively.



   The accompanying notes are an integral part of the financial statements.
                                      17

 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------
1.DESCRIPTION OF THE FUND. The Rodney Square Strategic Fixed-Income Fund  (the
 "Fund")  is  registered under the Investment Company Act of 1940, as  amended
 (the  "1940  Act"), as a diversified, open-end management investment  company established  as  a  Massachusetts business trust. The Declaration  of  Trust, dated  May  7,  1986,  as  last amended and restated on  February  15,  1993, permits  the Trustees to establish separate series or "Portfolios",  each  of which  may  issue  separate  classes  of shares.  The  authorized  shares  of beneficial  interest of the Fund are currently divided into  two  Portfolios, the Diversified Income Portfolio and the Municipal Income Portfolio (each,  a
 "Portfolio"  and  collectively, the "Portfolios"). Each  Portfolio  currently consists  of  a  single  class of shares.  The investment  objective  of  the
 Diversified  Income Portfolio is to seek high total return,  consistent  with high  current income, by investing principally in various types of investment grade  fixed-income securities.  The investment objective  of  the  Municipal
 Income  Portfolio  is  to  seek a high level of income  exempt  from  federal income tax consistent with the preservation of capital.

2.SIGNIFICANT  ACCOUNTING  POLICIES.  The  following  is  a  summary  of   the
 significant accounting policies of the Fund:

 SECURITY   VALUATION.   Each   Portfolio's  securities,   except   short-term
 investments  with  remaining maturities of 60 days or  less,  are  valued  at their  market value as determined by using the last reported sales  price  in the  principal  market where the securities are traded or  if  no  sales  are
 reported,   the  last  reported  bid  price.   Short-term  investments   with
 remaining  maturities of 60 days or less are valued at amortized cost,  which approximates  market  value, unless the Fund's Board of  Trustees  determines that  this  does not represent fair value. The value of all other  securities is determined in good faith under the direction of the Board of Trustees.

 FEDERAL  INCOME  TAXES. Each Portfolio is treated as a  separate  entity  and intends  to  continue  to qualify as a "regulated investment  company"  under
 Subchapter  M of the Internal Revenue Code of 1986 and to distribute  all  of its  taxable  and  tax-exempt  income  to  its  shareholders.  Therefore,  no provision  for  federal income tax has been made.  At October 31,  1997,  the
 Diversified Income Portfolio and the Municipal Income Portfolio had  net  tax
 basis   capital  loss  carryforwards  to  offset  future  capital  gains   of
 approximately  $112,000  and  $32,000, respectively,  which  will  expire  as follows:
                               CAPITAL LOSS      EXPIRATION
                               CARRY FORWARD        DATE
                                -------------     ----------
 Diversified Income Portfolio..    $82,000       10/31/03
                                    30,000       10/31/05
 Municipal Income Portfolio....     11,000       10/31/03
                                    21,000       10/31/04
 INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued  as earned. Dividends from net investment income consist of accrued interest  and earned  discount  (including both original issue and  market  discount)  less amortization  of  premium and accrued expenses. Dividends to shareholders  of each  Portfolio  are declared daily from net investment income  and  paid  to shareholders monthly. Distributions of net realized gains on investments,  if any, by each Portfolio will be made annually in December.
                                      18

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS-CONTINUED
----------------------------------------------------------------
 DEFERRED   ORGANIZATION  COSTS.  Costs  incurred  by  the  Municipal   Income
 Portfolio in connection with the initial registration and public offering  of shares  have  been deferred and are being amortized on a straight-line  basis over  a  five-year  period  beginning on the  date  the  Portfolio  commenced operations.

 USE   OF   ESTIMATES  IN  THE  PREPARATION  OF  FINANCIAL  STATEMENTS.    The
 preparation  of  financial statements in conformity with  generally  accepted accounting  principles requires management to make estimates and  assumptions that affect the reported amounts of assets and liabilities and disclosure  of contingent  assets  and liabilities at the date of the  financial  statements and  the  reported  amounts  of  revenue and expenses  during  the  reporting period.  Actual results could differ from those estimates.

 OTHER.  Investment security transactions are accounted for on  a  trade  date
 basis.   Each   Portfolio  uses  the  specific  identification   method   for
 determining  realized  gain and loss on investments for  both  financial  and federal income tax reporting purposes.

3.INVESTMENT  SECURITIES.  During the fiscal  year  ended  October  31,  1997,
 purchases   and   sales   of  investment  securities  (excluding   short-term
 investments) aggregated as follows:

                                  DIVERSIFIED     MUNICIPAL
                                    INCOME         INCOME
                                  -----------    ----------
 Purchases..................      $24,494,126    $4,693,418
 Sales......................       26,208,894     4,691,687

4.ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund, on behalf  of each  Portfolio,  employs Wilmington Trust Company ("WTC"),  a  wholly  owned subsidiary  of  Wilmington Trust Corporation, a publicly  held  bank  holding company,  to  furnish  investment advisory and other services  to  the  Fund.
 Under  WTC's Advisory Contract with the Fund, WTC acts as Investment  Adviser and,  subject  to  the  supervision of the Board  of  Trustees,  directs  the investments  of  the  Fund's Portfolios in accordance with  each  Portfolio's investment  objective, policies and limitations. For its services  under  the
 Advisory  Contract,  the Fund pays WTC a monthly fee at an   annual  rate  of
 0.50%  of  the  average  daily  net assets of each  Portfolio  of  the  Fund,
 excluding  those assets invested in any money market   mutual fund.  WTC  has
 agreed  to waive its advisory fee or reimburse each Portfolio monthly to  the
 extent   that   operating  expenses  of  the  Portfolio   (excluding   taxes,
 extraordinary expenses, brokerage commissions and interest) exceed an  annual rate  of  0.75% of the Portfolio's average daily net assets through  February
 1998.  For  the  fiscal  year ended October 31, 1997,  with  respect  to  the
 Diversified  Income Portfolio, WTC further voluntarily agreed  to  waive  its fee  or reimburse the Portfolio monthly to the extent that operating expenses
 of   the   Portfolio  (excluding  taxes,  extraordinary  expenses,  brokerage commissions,  and interest) exceed an annual rate of 0.65% of  average  daily net  assets.  These undertakings may be amended or rescinded at any  time  in the future.



                                      19

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS-CONTINUED
----------------------------------------------------------------
 The  following table summarizes the advisory fees for the fiscal  year  ended
 October 31, 1997:

                                  GROSS ADVISORY  ADVISORY
                                        FEE      FEE WAIVER
                                  -------------- ----------
 Diversified Income Portfolio.    $157,518       $148,754
 Municipal Income Portfolio...      82,587         82,587

 WTC also serves as Custodian of the assets of the Fund and does not receive any separate fees from the Fund for the performance of this service. Each
 Portfolio of the Fund reimburses WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of this service.

 Rodney  Square Management Corporation ("RSMC"), a wholly owned subsidiary  of
 WTC,  serves  as Administrator, Transfer Agent and Dividend Paying  Agent  to
 the  Fund  under  separate Administration and Transfer Agent Agreements  with
 the  Fund,  each  dated  December  31,  1992.   As  Administrator,  RSMC   is
 responsible  for services such as financial reporting, compliance  monitoring
 and  corporate  management.   For  the services  provided,  RSMC  receives  a
 monthly  administration fee from the Fund at an annual rate of 0.08% of  each
 Portfolio's average daily net assets. The administration fee earned  by  RSMC from  the Diversified Income Portfolio for the fiscal year ended October  31,
 1997  amounted  to  $25,203.   RSMC  waived  its  administration  fee,  which
 amounted  to $13,578, for the Municipal Income Portfolio for the fiscal  year ended  October  31, 1997.  The Fund does not pay RSMC any separate  fees  for its  services as Transfer Agent and Dividend Paying Agent for the Portfolios,
 as  WTC assumes the cost of providing these services to the Portfolios.  Each
 Portfolio  reimburses RSMC for its related out-of-pocket  expenses,  if  any, incurred in connection with the performance of these services.

 Pursuant  to a Distribution Agreement with the Fund dated December 31,  1992,
 Rodney  Square Distributors, Inc. ("RSD"), a wholly-owned subsidiary of  WTC,
 manages   the  Fund's  distribution  efforts  and  provides  assistance   and
 expertise  in developing marketing plans and materials. The Fund's  Board  of
 Trustees  has  adopted distribution plans  pursuant to Rule 12b-1  under  the
 1940  Act  to  allow  each  of the Portfolios to reimburse  RSD  for  certain distribution  activities  and  to allow WTC to incur  certain  expenses,  the payment  of  which may be considered to constitute indirect  payment  by  the
 Portfolio  of distribution expenses. The Trustees have authorized  a  payment of  up  to  0.25%  of each Portfolio's average daily net assets  annually  to reimburse RSD for such expenses. For the fiscal year ended October 31,  1997, such  expenses  amounted to $25,102 for the Diversified Income Portfolio  and
 $19,101 for the Municipal Income Portfolio.

 RSMC  determines the net asset value per share of each Portfolio and provides accounting services to the Fund pursuant to an Accounting Services  Agreement
 with   the  Fund  on  behalf  of  each  Portfolio.  For  its  services,  RSMC receives  an  annual fee of $50,000 per Portfolio, plus an  amount  equal  to
 0.02%  of that portion of each Portfolio's average daily net assets in excess of  $100 million. For the fiscal year ended October 31, 1997, RSMC's fees for accounting  services amounted to $50,000 per Portfolio.  RSMC waived  $34,363 of the accounting services fee  for the  Municipal  Income  Portfolio.

                                      20

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
  NOTES TO FINANCIAL STATEMENTS-CONTINUED
----------------------------------------------------------------
    The salaries and fees of all officers of the Fund, the Trustees who are
 "interested  persons" of the Fund, WTC, RSMC, RSD, or their  affiliates,  and all  personnel of the Fund, WTC, RSMC or RSD performing services  related  to research,  statistical and investment activities are paid by WTC,  RSMC,  RSD or  their  affiliates. The fees and expenses of the "non-interested" Trustees for the fiscal year ended October 31, 1997 amounted to $5,400 per Portfolio.

5.FUND SHARES. At October 31, 1997, there were an unlimited number of shares of beneficial interest of $0.01 par value authorized. The following table summarizes the activity in shares of each Portfolio:

DIVERSIFIED INCOME PORTFOLIO
                            FOR THE FISCAL YEAR     FOR THE FISCAL YEAR
                           ENDED OCTOBER 31, 1997  ENDED OCTOBER 31, 1996
                           ----------------------  ----------------------
                             SHARES       AMOUNT     SHARES      AMOUNT
                            ---------   ----------  ---------  ----------
Shares sold...............    141,848   $1,841,272    332,967  $4,362,435
Shares issued to shareholders
 in reinvestment of
 distributions.............    58,648      755,881     66,445     859,172
Shares redeemed............  (248,332)  (3,208,985)  (408,911) (5,251,019)
                            ---------   ----------  ---------  ----------
Net decrease...............   (47,836)  $ (611,832)    (9,499) $  (29,412)
                                        ----------             ----------

Shares outstanding:
 Beginning of year......... 2,453,780               2,463,279
                            ---------               ---------
 End of year............... 2,405,944               2,453,780
                            =========              =========

MUNICIPAL INCOME PORTFOLIO
                            FOR THE FISCAL YEAR     FOR THE FISCAL YEAR
                           ENDED OCTOBER 31, 1997  ENDED OCTOBER 31, 1996
                           ----------------------  ----------------------
                              SHARES      AMOUNT     SHARES      AMOUNT
                            ---------   ----------  ---------  ----------
Shares sold...............     98,185   $1,235,603    141,627  $1,762,290
Shares issued to shareholders
 in reinvestment of
 distributions............     45,831      575,223     45,629     568,432
Shares redeemed...........   (108,773)  (1,363,382)  (180,088) (2,237,773)
                            ---------   ----------  ---------  ----------
Net increase..............     35,243   $  447,444      7,168  $   92,949
                                        ==========             ==========
Shares outstanding:
 Beginning of year........  1,334,009               1,326,841
                            ---------               ---------
 End of year..............  1,369,252               1,334,009
                            =========               =========



                                      21



THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of The Rodney Square Strategic Fixed-Income
Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Rodney Square Strategic Fixed-
Income Fund (comprised of respectively, The Diversified Income and The
Municipal Income Portfolios) as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Rodney Square Strategic
Fixed-Income Fund at October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 26, 1997
                                      22

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
TAX INFORMATION
------------------------------------------------------------------------------
Pursuant to Section 852 of the Internal Revenue Code of 1986, the Municipal
Income Portfolio designates $738,423 as tax-exempt dividends.

In January 1998 shareholders of the Fund will receive Federal income tax information on all distributions paid to their accounts in the calendar year
1997, including any distributions paid between October 31, 1997 and December
31, 1997.
                                  23
[Outside cover -- divided into two sections]
[Left Section]                                    [Right Section]

TRUSTEES                                          THE RODNEY SQUARE
Eric Brucker                                      STRATEGIC
Fred L.Buckner                                    FIXED-INCOME
Robert J. Christian                               FUND
Martin L. Klopping
John J. Quindlen
-------------------

OFFICERS                                          [GRAPHIC - RSMC Logo]
Martin L. Klopping, PRESIDENT

Joseph M. Fahey, Jr., VICE PRESIDENT
Robert C. Hancock, VICE PRESIDENT & TREASURER
Carl M. Rizzo, Esq., SECRETARY
Diane D. Marky, ASSISTANT SECRETARY
Connie L. Meyers, ASSISTANT SECRETARY
John J. Kelley, ASSISTANT TREASURER
---------------------------------------------

ADMINISTRATOR AND                                 ANNUAL REPORT
TRANSFER AGENT                                    October 31, 1997
Rodney Square Management Corporation
------------------------------------

INVESTMENT ADVISER
AND CUSTODIAN
Wilmington Trust Company
------------------------

DISTRIBUTOR
Rodney Square Distributors, Inc.
--------------------------------

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
--------------------------

INDEPENDENT AUDITORS
Ernst & Young LLP
--------------------

THIS   REPORT IS SUBMITTED FOR  THE
GENERAL    INFORMATION    OF    THE
SHAREHOLDERS  OF  THE  FUND.    THE
REPORT   IS   NOT  AUTHORIZED   FOR
DISTRIBUTION     TO     PROSPECTIVE
INVESTORS   IN  THE   FUND   UNLESS
PRECEDED  OR  ACCOMPANIED   BY   AN
EFFECTIVE PROSPECTUS.

RS03  12/97







                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                          Items Required By Form N-1A

                           PART C OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

            a.Financial Statements:

              Included in Part A of this Registration Statement:

              For The Diversified Income Portfolio:

                Financial Highlights for each of the seven fiscal years in
				the period  ended October 31, 1997.

              For The Municipal Income Portfolio:

                Financial Highlights for each of the four years in the
            period ended October 31, 1997.

              Included in Part B of this Registration Statement:

                FOR THE DIVERSIFIED INCOME PORTFOLIO:

                     Investments, October 31, 1997
                     Statement of Assets and Liabilities, October 31, 1997
                     Statement of Operations, for the fiscal year ended October 31, 1997
                     Statement of Changes in Net Assets, for the fiscal years ended
                     October 31, 1996 and October 31, 1997
                     Financial Highlights, for each of the five years in the period ended October 31, 1997
                     Notes to Financial Statements

                FOR THE MUNICIPAL INCOME PORTFOLIO:

                     Investments, October 31, 1997
                     Statement of Assets and Liabilities, October 31,
                     1997
                     Statement of Operations, for the fiscal year
                     ended October 31, 1997
                     Statement of Changes in Net Assets, for the
                     fiscal years ended
                     October 31, 1996 and October 31, 1997
                     Financial Highlights, for each of the four years
                     in the period ended October 31, 1997
                     Notes to Financial Statements

               Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.






                                       1

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS (CONTINUED).

            b.Exhibits:

                      1. (a) Amended and Restated Declaration of Trust dated July 1, 1992. (Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 10 to this Registration
                 Statement filed on December 24, 1992.)

                      1.   (b)  Amendment to Declaration of Trust dated
                 February 15, 1993.  (Incorporated by reference to Exhibit
                 1(b) to Post-Effective Amendment No. 11 to this Registration
                 Statement filed on August 27, 1993.)

                      2. (a) Bylaws of the Registrant. (Incorporated by reference to Exhibit 2 to original Registration Statement filed on May 7, 1986.)

                      2.   (b)  Bylaws of the Registrant as Amended on
                 September 10, 1986. (Incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 1 to this Registration
                 Statement filed on October 30, 1986.)

                      3.   Voting Trust Agreement - None.

                      4.   Instruments Defining the Rights of Shareholders.
                      4. (a) Amended and Restated Declaration of Trust dated July 1, 1992, amended February 15, 1993 (relevant portions). (Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 11 to this Registration
                 Statement filed on August 27, 1993.)

                      4.   (b)  Bylaws of the Registrant as Amended on
                 September 10, 1986 (relevant portions).(Incorporated by reference to Exhibit 4(b) Post-Effective Amendment No. 11 to this Registration Statement filed on August 27, 1993.)

                      5. (a) Advisory Contract between the Registrant on behalf of The Rodney Square Diversified Income Portfolio and
                 Wilmington Trust Company dated April 1, 1991. (Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 7 to this Registration Statement filed on March 29, 1991.)

                      5. (b) Advisory Agreement between the Registrant on behalf of The Rodney Square Municipal Income Portfolio and
                 Wilmington Trust Company dated November 1, 1993.
                 (Incorporated by reference to Exhibit 5(b) to Post-Effective
                 Amendment No. 11 to this Registration Statement filed on
                 August 27, 1993.)



                                       2

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

                 6.   Distribution Agreement between the Registrant and
            Rodney Square Distributors, Inc. dated December 31, 1992.
            (Incorporated by reference to Exhibit 6 to Post-Effective
            Amendment No. 15 to this Registration Statement filed on March 1,
            1996.)

                 7.   Bonus, Profit Sharing or Pension Plans - None.

                 8.   (a)  Custodian Contract between the Registrant and
            Wilmington Trust Company dated November 12, 1986.
            (Incorporated by reference to Exhibit 8 to Post-Effective
            Amendment No. 1 to this Registration Statement filed on or about May 28, 1987.)

                 8.   (b)  Custodial Undertaking with Manufacturers
            Hanover Trust Company in connection with Master Repurchase
            Agreement of the Registrant and the First Boston Corporation dated June 6, 1989. (Incorporated by reference to Exhibit
            8(b) to Post-Effective Amendment No. 11 to this Registration
            Statement filed on August 27, 1993.)

                 9.   (a)  Transfer Agency Agreement between the
            Registrant and Rodney Square Management Corporation dated
            December 31, 1992, as amended on August 16, 1993.
            (Incorporated by Reference to Exhibit 9(a) to Post-Effective
            Amendment No. 15 to this Registration Statement filed on
            March 1, 1996.)

                 9.   (b)  Accounting Services Agreement between the
            Registrant and Rodney Square Management Corporation dated
            November 1, 1993.  (Incorporated by reference to

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS (CONTINUED).

            Exhibit 9(b) to Post-Effective Amendment No. 15 to this Registration Statement filed on March 1, 1996.)

                 9.   (c)  Administration Agreement between the
            Registrant and Rodney Square Management Corporation dated
            December 31, 1992, as amended August 16, 1993.
            (Incorporated by reference to Exhibit 9(c) to Post-Effective
            Amendment No. 11 to this Registration Statement filed on
            August 27, 1993.)

                10.  (a)  Opinion and Consent of Kirkpatrick &
            Lockhart LLP with respect to shares of The Rodney Square
            Diversified Income Portfolio. (Incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 7 to this
            Registration Statement filed on March 29, 1991.)






                                       3

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

                    10.  (b)  Opinion and Consent of Kirkpatrick &
               Lockhart LLP with respect to shares of The Rodney Square
               Municipal Income Portfolio.  (Incorporated by reference to
               Exhibit 10(b) to Post-Effective Amendment No. 11 to this
               Registration Statement filed on August 27, 1993.)

                    11. Consent of Ernst & Young LLP, independent auditors for Registrant.

                    12.  Financial Statements omitted from Part B - None.

                    13.  Letter of Investment Intent (on behalf of The Rodney
               Square The Diversified Income Portfolio).    (Incorporated by
               reference to Exhibit 13 to Post-Effective Amendment No. 7 to this Registration Statement filed on March 29, 1991.)

                    14.  Prototype Retirement Plan - None.

                    15.  None

                           (a)  Amended Plan of Distribution pursuant to Rule
               12b-1 under the Investment Company Act of 1940 The Rodney
               Square Diversified Income Portfolio effective as of
               January 1, 1993. (Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 15 to this Registration
               Statement filed on March 1, 1996.)

                    15. (b) Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 of The Rodney
               Square Municipal Income Portfolio effective November 1,
               1993.  (Incorporated by reference to Exhibit 15 (b) to
               Post-Effective Amendment No. 15 to this Registration
               Statement filed on March 1, 1996.)

                    16.  (a)  Schedule for Computation of Performance
               Quotations for The Rodney Square Diversified Income
               Portfolio.

                    16.  (b)  Schedule for Computation of Performance
               Quotations for The Rodney Square Municipal Income
               Portfolio.

                    17.  (a)  Financial Data Schedule for The Rodney
               Square Diversified Income Portfolio.

                    17.  (b)  Financial Data Schedule for The Rodney
               Square Municipal Income Portfolio.

          Power of Attorney included as part of the signature page of this Post-Effective Amendment No. 17.



                                       4

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          a.   Persons Controlled by Registrant:  None

          b. Persons who may be deemed to be under Common Control with Registrant in the event Wilmington Trust Corporation ("WT Corp.")
          and Wilmington Trust Company ("WTC") may be deemed to be a controlling person(s) of the Registrant:

     MUTUAL FUNDS

     The Rodney Square Fund
     The Rodney Square Tax-Exempt Fund
     The Rodney Square Strategic Fixed-Income Fund
     The Rodney Square Multi-Manager Fund

                                                                 % HELD
     CORPORATE ENTITY                        STATE OF ORG.       BY WT CORP.
     ----------------                        -------------       -----------
     Wilmington Trust Company                Delaware            100%
     Wilmington Trust FSB                    Federally Chartered 100%
     Wilmington Trust of Pennsylvania        Pennsylvania        100%
     Brandywine Insurance Agency, Inc.       Delaware            100%
     Brandywine Finance Corporation          Delaware            100%
     Brandywine Life Insurance Company, Inc. Delaware            100%
     Compton Realty Corporation              Delaware            100%
     Delaware Corp. Management               Delaware            100%
     Drew-I Ltd.                             Delaware            100%
     Drew-VIII Ltd.                          Delaware            100%
     Holiday Travel Agency, Inc.             Delaware            100%
     Rodney Square Distributors, Inc.        Delaware            100%
     Rodney Square Management Corporation    Delaware            100%
     Siobain-VI Ltd.                         Delaware            100%
     Wilmington Brokerage Services Company   Delaware            100%
     Wilimgton Capital Management, Inc.      Delaware            100%
     Wilmington Trust Commercial Services
       Company                               Maryland            100%
     WTC Corporate Services, Inc.            Delaware            100%
     100 West Tenth St. Corporation          Delaware            100%
     WT Investments Inc.                     Delaware            100%

     PARTNERSHIPS

     Rodney Square Investors, L.P.







                                       5

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (AS OF OCTOBER 31, 1997).

     (1)                           (2)
     TITLE OF CLASS                NUMBER OF RECORD SHAREHOLDERS
     --------------                -----------------------------
     Shares of beneficial
     interest $.01 par value

     The Rodney Square
     Diveresified Income
     Portfolio                               76


     The Rodney Square
     Municipal Income
     Portfolio                               79

ITEM 27.  INDEMNIFICATION.

      Article X, Section 2 of the Registrant's Declaration of Trust provides, subject to certain exceptions and limitations, that the appropriate Series of the Registrant will indemnify the Registrant's Trustees or officers ("covered person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by such persons in connection with any claim, action, suit or proceeding in which a covered person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;
provided no covered persons shall be indemnified where there has been an adjudication, as described in Article X, Section 2(b), that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant or where there has been a settlement, unless there has been a determination, as described in Article X, Section 2(b) that such person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article
X, Section 2(c) provides that the Registrant may maintain insurance policies covering such rights of indemnification.

      According  to  Article XI, Section 1 of the Declaration  of  Trust,  any
person  extending credit to, contracting with or having any claim against  the
Registrant  or  the Trustees shall look only to the assets of the  appropriate
Series  for payment and neither the shareholders nor the Trustees nor  any  of
their agents, whether past, present or future,   shall  be  personally  liable



                                       6

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

ITEM 27.  INDEMNIFICATION (CONTINUED).

therefor; except that nothing in the Declaration of Trust shall protect a Trustee against liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Article XI, Section 2 of the Declaration of Trust provides that subject to the provisions of Article X and Article XI, Section 1, the Trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

      Paragraph 7A of the Advisory Agreements between Wilmington  Trust  Company
("WTC")  and  the  Registrant provides that WTC shall not  be  liable  to  the
Registrant or to any shareholder of the Registrant or its Series for  any  act or  omission in the course of performance of its duties under the contract  in the  absence  of willful misfeasance, bad faith, gross negligence or  reckless disregard of obligations or duties or for any losses that may be sustained  in the  purchase, holding or sale of any security or the making of any investment for  or  on  behalf of the Registrant.  Paragraph 7B of each of  the  Advisory
Agreements provides that no provision of either the Advisory Contract  or  the
Form  of  Advisory  Agreement shall be construed to  protect  any  Trustee  or officer  of  the Registrant, or WTC, from liability in violation  of  Sections
17(h),  17(i)  or 36(b) of the Investment Company Act of 1940.   Paragraph  15
provides  that obligations assumed by the Registrant pursuant to the  Advisory
Agreements  are  limited in all cases to the Registrant and its  assets  or  a particular Series and its assets, if liability relates to a Series.

      Paragraph 11 of the Administration Agreement between the Registrant  and
Rodney  Square  Management Corporation ("RSMC") provides  that  RSMC  and  its affiliates shall not be liable for any error of judgment or mistake of law  or for  any  loss  suffered by the Registrant in connection with the  matters  to which  the  Agreement relates, except to the extent of a loss  resulting  from willful misfeasance, bad faith or gross negligence on the part of RSMC or  its affiliates  in  the  performance of their obligations  and  duties  under  the
Agreement.   In  addition,  Paragraph 17 of the  Administration  Agreement  is
similar to Paragraph 15 of the Advisory Agreements.

      Paragraph  11  of the Distribution Agreement between the Registrant  and
Rodney  Square Distributors, Inc. ("RSD") provides that the Registrant  agrees to  indemnify and hold harmless RSD and each of its directors and officers and each person, if any, who controls RSD within the meaning of Section 15 of  the
Securities  Act  of 1933 (the "1933 Act") against any loss, liability,  claim, damages or expense arising by reason of any person acquiring any shares, based upon  the  1933 Act or any other statute or common law, alleging any  wrongful act  of  the Registrant or any of its employees or representatives,  or  based upon  the grounds that the registration statements, or other information filed or  made  public by the Registrant included an untrue statement of a  material fact or omitted to state a material fact required to be stated or necessary in
                                       7

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

ITEM 27.  INDEMNIFICATION (CONTINUED).

order to make the statements not misleading. RSD, however, will not be indemnified to the extent that the statement or omission is based on information provided in writing by RSD. In no case is the indemnity of the Registrant in favor of RSD or any person indemnified to be deemed to protect
RSD or any person against any liability to the Registrant or its security holders to which RSD or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement. Paragraph 16 of the Distribution Agreement is similar to Paragraph 15 of the Advisory Agreements.

      Paragraph 18 of the Transfer Agency Agreement between the Registrant and
RSMC provides that RSMC and its nominees shall be held harmless from all taxes, charges, expenses, assessments, claims and liabilities including, without limitation, liabilities arising under the 1933 Act, the Securities
Exchange Act of 1934 and any state or foreign securities and blue sky laws, and amendments thereto, and expenses including without limitation reasonable attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which RSMC takes at the request of or on the direction of or in reliance on the advice of the Registrant or upon oral or written instructions in the absence of RSMC or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under such Agreement. Paragraph 27 of the Transfer Agency
Agreement is similar to Paragraph 15 of the Advisory Agreements.

      Paragraph  12 of the Accounting Services Agreement  between  the
Registrant  and  RSMC  is  similar to Paragraph  18  of  the  Transfer  Agency
Agreement.   Paragraph  19  of the  Accounting  Services  Agreement  is
similar to Paragraph 15 of the Advisory Agreements.

      Insofar as indemnification for liability arising under the 1933 Act  may be  permitted to Trustees, officers and controlling persons of the  Registrant pursuant  to the foregoing provisions, or otherwise, the Registrant  has  been advised  that  in  the opinion of the Securities and Exchange Commission  such indemnification  is  against public policy as expressed in  the  Act  and  is,
therefore,  unenforceable.   In the event that  a  claim  for  indemnification
against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in  the  successful defense of any action, suit or proceeding) is asserted  by such  Trustee, officer or controlling person in connection with the securities being  registered, the Registrant will, unless in the opinion of  its  counsel the  matter  has been settled by controlling precedent, submit to a  court  of appropriate jurisdiction the question whether such indemnification  by  it  is against  public  policy as expressed in the Act and will be  governed  by  the final adjudication of such issue.




                                       8

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER.
    Wilmington Trust Company ("WTC"), a Delaware corporation, serves as investment adviser to the Registrant. It currently manages large institutional accounts and collective investment funds.
    The directors and principal executive officer of the Adviser have held the following positions of a substantial nature in the past two years:


                          BUSINESS OR OTHER CONNECTIONS OF PRINCIPAL EXECUTIVE
  NAME                    OFFICERS AND DIRECTORS OF REGISTRANTS ADVISER
  ----                    ----------------------------------------------------

Robert H. Bolling, Jr.    Owner, R.H. Bolling, Jr. P.E. (consulting
                          Engineering firm)
Carolyn S. Burger         President and Chief Executive Officer of Bell
                          Atlantic-Delaware, Incorporated
Ted T. Cecala             Chairman and Chief Executive Officer, Wilmington
                          Trust Corporation and Wilmington Trust Company
Richard R. Collins        Chairman, Collins, Incorporated (consulting firm
                          for various insurance industry associations and
                          financial and nonfinancial companies); Retired
                          President, American Life Insurance Company
Charles S. Crompton, Esq. Attorney, Partner, Potter Anderson & Corroon (law
                          firm)
H. Stewart Dunn, Jr.,
  Esq.                    Attorney, Partner, Ivins, Phillips & Barker (law
                          firm)
Edward B. du Pont         Private investor; Director, E. I. du Pont de
                          Nemours and Company, Incorporated; Retired
                          Chairman, Atlantic Aviation Corporation
Robert C. Forney          Retired Executive Vice President and Director,
                          E. I. du Pont de Nemours and Company, Incorporated
Thomas L. Gossage         Chairman and Chief Executive Officer, Hercules
                          Incorporated
Robert V.A. Harra, Jr.    President and Treasurer, Wilmington Trust
                          Corporation and Wilmington Trust Company
Andrew B. Kirkpatrick,
  Jr., Esq.               Of Counsel to, Morris, Nichols, Arsht &
                          Tunnell (law firm)


Rex L. Mears              President of Ray L. Mears & Sons, Inc. (farming
                          corporation)
Hugh E. Miller            Retired Executive, Formerly Vice Chairman, ICI
                          Americas, Inc.; was with parent Imperial Chemicals
                          Industries PLC for 20 years until 1990 including
                          management positions in the United States and
                          Europe

                                       9

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED).

Stacey J. Mobley          Senior Vice President of Communications, E. I. Du
                          Pont de Nemours and Company, Incorporated
Leonard W. Quill          Formerly Chairman and Chief Executive Officer,
                          Wilmington Trust Corporation and Wilmington Trust
                          Company
David P. Roselle          President, University of Delaware
Thomas P. Sweeney, Esq.   Attorney, Partner, Richards, Layton & Finger (law
                          firm)
Bernard J. Taylor, II     Retired Chairman and Chief Executive Officer,
                          Wilmington Trust Corporation and Wilmington Trust
                          Company
Mary Jornlin Theisen      Former New Castle County Executive
Robert W. Tunnell, Jr.    Managing Partner of Tunnell Companies, L.P., owner
                               and developer of real estate

ITEM 29.   PRINCIPAL UNDERWRITERS.

     (a)   The Rodney Square Fund
           The Rodney Square Equity Fund
           The Rodney Square Tax-Exempt Fund
           1838 Investment Advisors Funds
           Heitman Real Estate Fund -
             Heitman/PRA Institutional Class
           The HomeState Group
           Kiewit Mutual Fund
           The Mallard Fund
           The Olstein Funds

     (b)
     (1)                 (2)                                (3)
                                                            POSITIONS AND
NAME AND PRINCIPAL       POSITIONS AND OFFICES With         Offices WITH
BUSINESS ADDRESS         RODNEY SQUARE DISTRIBUTORS, INC.   REGISTRANT
------------------       --------------------------------   --------------

Jeffrey O. Stroble       President, Secretary,              None
1105 North Market Street Treasurer & Director
Wilmington, DE 19801
Martin L. Klopping       Director                           President & Trustee
Rodney Square North
1100 North Market Street
Wilmington, DE   19890

Cornelius G. Curran      Vice President                     None
1105 North Market Street
Wilmington, DE 19801



                                      10

                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                    Items Required By Form N-1A (continued)

                     PART C OTHER INFORMATION (continued)

     (c)   None.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.

     Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent are maintained by Rodney Square Management Corporation, Rodney Square
North, 1100 North Market Street, Wilmington, DE   19890-0001.  Records
relating to the duties of the Registrant's custodian are maintained by
Wilmington Trust Company, Rodney Square North, 1100 North Market Street,
Wilmington, DE   19890-0001.

ITEM 31.   MANAGEMENT SERVICES.

     Inapplicable.

ITEM 32.   UNDERTAKINGS.

     The Registrant hereby undertakes to furnish a copy of the Registrant's latest Annual Report to Shareholders to each person to whom a copy of the Registrant's Prospectus is delivered, upon request and without charge.

                                      11

                                                File No.   33-5501
                                                File No. 811-4663



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                   EXHIBITS

                                      TO

                                   FORM N-1A


                        POST-EFFECTIVE AMENDMENT NO. 17

                           TO REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933


                                      AND


                               AMENDMENT NO. 19

                           TO REGISTRATION STATEMENT

                                     UNDER

                      THE INVESTMENT COMPANY ACT OF 1940




                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND





                 THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                                 EXHIBIT INDEX



     Exhibit 11     Consent of Ernst & Young LLP, independent auditors for
                    Registrant

     Exhibit 16(a)  Schedule for Computation of Performance Calculations for
                    The Rodney Square Diversified Income Portfolio

     Exhibit 16(b)  Schedule for Computation of Performance Calculations for
                    The Rodney Square Municipal Income Portfolio

     Exhibit 17(a)  Financial Data Schedule for Rodney Square
                    Diversified Income Portfolio

     Exhibit 17(b)  Financial Data Schedule for The Rodney Square Municipal
                    Income Portfolio





                         SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post Effective Amendment no. 17 to its registration statement meets all of the requirements for effectiveness pursuant to
Rule 485(b) under the Securities Act of 1933 and the Registrant further certifies that it has duly caused this amendment to its
registration statement   to be signed on its behalf
by the undersigned, thereunto duly authorized, in the City of
Wilmington, and State of Delaware, on the 24th day of
December, 1997.

                         THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND


                         By:  /s/ Carl M. Rizzo
						     -------------------------------
                              Carl M. Rizzo, Esq., Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                  DATE
---------                   -----                  ----
                            President (Principal
/s/ Martin L. Klopping      Executive Officer)     December 24, 1997
----------------------
Martin L. Klopping          and Trustee


/s/ Eric Brucker
----------------------
Eric Brucker*               Trustee                December 24, 1997


/s/ Fred L. Buckner
----------------------
Fred L. Buckner*            Trustee                December 24, 1997


/s/ Robert J. Christian
-----------------------
Robert J. Christian*        Trustee                December 24, 1997



/s/ John J. Quindlen
-----------------------
John J. Quindlen*           Trustee                December 24, 1997


                            Vice President and
/s/ Robert C. Hancock       Treasurer (Principal
-----------------------     Financial and
Robert C. Hancock           Accounting Officer)    December 24, 1997

*By: /s/ Carl M. Rizzo
     -------------------
     Carl M. Rizzo**

  ** Attorney-in-fact pursuant to a power of attorney filed herewith.

                        POWER OF ATTORNEY


      Each  of  the undersigned in his capacity as a  Trustee  or officer,  or  both, as the case may be, of the  Registrant,  does hereby  appoint  Arthur J. Brown, Carl M.  Rizzo,  and  Diane  D.
Marky, and each of them, or jointly, his true and lawful attorney and  agent  to  execute in his name, place  and  stead  (in  such
capacity)   any   and  all  post-effective  amendments   to   the
Registration Statement and all instruments necessary or desirable in  connection  therewith, to attest the seal of  the  Registrant thereon  and  to file the same with the Securities  and  Exchange
Commission.   Each of said attorneys and agents  have  power  and
authority to do and perform in the name and on behalf of each  of the  undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all  intents  and  purposes as each of the undersigned  might  or could  do  in person, hereby ratifying and approving the  act  of said attorneys and agents and each of them.


SIGNATURE                   TITLE                  DATE
---------                  ------                  -----


                            President (Principal
/s/Martin  L Klopping       Executive Officer)     November 17, 1997
---------------------
Martin L. Klopping          and Trustee



/s/ Eric Brucker
--------------------
Eric Brucker                Trustee                November 17, 1997



/s/ Fred L. Bucker
----------------------
Fred L. Buckner             Trustee                November 17, 1997



/s/ Robert J. Christian
------------------------
Robert J. Christian         Trustee                November 17, 1997



/s/ John J. Quindlen
-----------------------
John J. Quindlen            Trustee                November 17, 1997



                            Vice President and
/s/ Robert C. Hancock      Treasurer (Principal
-----------------------
Robert C. Hancock           Financial and          November 17, 1997
                            Accounting Officer)




